UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2035 Fund℠ Fidelity Managed Retirement 2035 Fund℠ Class K : FMRZX

This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.38%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 15, 2022 through July 31, 2024.
Initial investment of $10,000.

Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	10.58%	11.60%
Fidelity Managed Retirement 2035 Composite Index	10.39%	11.33%
S&P 500® Index	24.56%	26.43%
Bloomberg U.S. Aggregate Bond Index	5.10%	2.86%
A   From December 15, 2022

Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,439,772
Number of Holdings	32
Total Advisory Fee	$16,710
Portfolio Turnover	60%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.4
Fidelity Series Government Bond Index Fund	8.2
Fidelity Series Investment Grade Bond Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	7.3
Fidelity Series Blue Chip Growth Fund	6.2
Fidelity Series Corporate Bond Fund	5.3
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.1
64.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913578.100    7307-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2020 Fund℠ Fidelity Advisor Managed Retirement 2020 Fund℠ Class I : FIIVX

This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.47%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	8.65%	4.67%	5.08%
Fidelity Managed Retirement 2020 Composite Index℠	8.80%	4.75%	5.47%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$8,371,922
Number of Holdings	33
Total Advisory Fee	$38,515
Portfolio Turnover	32%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.5
Fidelity Series Investment Grade Bond Fund	11.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Large Cap Value Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Blue Chip Growth Fund	3.9
71.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913502.100    2000-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® GNMA Fund Fidelity® GNMA Fund : FGMNX

This annual shareholder report contains information about Fidelity® GNMA Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® GNMA Fund	$ 46	0.45%
What affected the Fund's performance this period?

  •U.S. taxable investment-grade bonds achieved a solid gain for the 12 months ending July 31, 2024. The period was marked by high levels of volatility, as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •Against this backdrop, positioning in GNMA securities was the primary contributor to the fund's performance versus the benchmark, the Bloomberg GNMA Index, for the fiscal year. This relative gain was led by a timely overweight established last fall after GNMA securities suffered sharp selloffs in September and October. The bond class then rebounded through the end of 2023.
  •Picks among GNMAs, particularly overweights to securities with coupons 3% and below and 5% and above, also boosted the fund's relative performance.
  •The fund's non-benchmark exposure to 15- and 20-year Fannie Mae/Freddie Mac mortgage-backed securities provided another performance lift.
  •Overweights to MBS made up of reverse mortgages (including home equity conversion mortgages insured by the Federal Housing Administration) added value as well.
  •An overweight to government-agency securities made up of commercial mortgages was another notable contributor. These CMBS were among the mortgage market's best performers the past 12 months.
  •In contrast, the biggest detractor from relative performance was an untimely decision to reduce exposure to securities with coupons 5% and above in the fall of 2023.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® GNMA Fund	5.17%	-0.19%	1.07%
Bloomberg GNMA Index	4.67%	-0.25%	1.13%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$2,053,126,666
Number of Holdings	2,223
Total Advisory Fee	$6,162,344
Portfolio Turnover	781%
What did the Fund invest in?
(as of July 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	0.0
1 - 1.99%	1.6
2 - 2.99%	43.6
3 - 3.99%	36.0
4 - 4.99%	19.1
5 - 5.99%	12.2
6 - 6.99%	10.6
7 - 7.99%	0.0
8 - 8.99%	0.0
9 - 9.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (23.1)%

TOP HOLDINGS (% of Fund's net assets)
Ginnie Mae II Pool	67.0
Ginnie Mae I Pool	28.3
US Treasury Notes	7.0
Ginnie Mae REMIC pass-thru certificates	6.9
Fannie Mae Mortgage pass-thru certificates	4.3
Freddie Mac Gold Pool	2.7
Freddie Mac Multifamily Structured Pass Through Certificates	2.6
Ginnie Mae Mortgage pass-thru certificates	2.0
Fannie Mae Guaranteed REMICS	1.7
US Treasury Bonds	1.4
123.9

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913382.100    15-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Simplicity RMD Income Fund℠ Fidelity Simplicity RMD Income Fund℠ : FIRNX

This annual shareholder report contains information about Fidelity Simplicity RMD Income Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Simplicity RMD Income Fund℠	$ 48	0.46%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within U.S. equities, non-U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Opportunistic Insights Fund (+33.24%) added relative value, given the fund topped the 21.07% advance of its benchmark, the Russell 3000® Index. Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Conversely, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Simplicity RMD Income Fund℠	7.32%	3.03%	3.56%
Fidelity Simplicity RMD Income Composite Index℠	7.39%	2.99%	3.79%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$29,144,265
Number of Holdings	33
Total Advisory Fee	$143,976
Portfolio Turnover	20%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	43.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Emerging Markets Opportunities Fund	4.5
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series International Growth Fund	2.0
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series Growth Company Fund	1.7
Fidelity Series International Small Cap Fund	1.5
83.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913485.100    1888-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2030 Fund℠ Fidelity Managed Retirement 2030 Fund℠ Class K : FMREX

This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.39%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	10.01%	6.17%
Fidelity Managed Retirement 2030 Composite Index℠	9.94%	5.99%
Bloomberg U.S. Aggregate Bond Index	5.10%	-0.27%
A   From August 16, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$42,605,634
Number of Holdings	33
Total Advisory Fee	$175,975
Portfolio Turnover	40%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.2
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Large Cap Value Index Fund	6.7
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
65.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913559.100    4501-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2015 Fund℠ Fidelity Advisor Managed Retirement 2015 Fund℠ Class A : FARSX

This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.71%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	1.51%	2.48%	3.71%
Class A (without 5.75% sales charge)	7.71%	3.70%	4.33%
Fidelity Managed Retirement 2015 Composite Index℠	8.16%	4.10%	4.98%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$5,479,558
Number of Holdings	33
Total Advisory Fee	$25,594
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.1
Fidelity Series Government Bond Index Fund	12.3
Fidelity Series Investment Grade Bond Fund	12.0
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.7
Fidelity Series Blue Chip Growth Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
73.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913494.100    1943-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2020 Fund℠ Fidelity Managed Retirement 2020 Fund℠ Class K : FKRVX

This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.37%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	8.78%	4.80%
Fidelity Managed Retirement 2020 Composite Index℠	8.80%	4.75%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.06%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$8,371,922
Number of Holdings	33
Total Advisory Fee	$38,515
Portfolio Turnover	32%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.5
Fidelity Series Investment Grade Bond Fund	11.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Large Cap Value Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Blue Chip Growth Fund	3.9
71.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913503.100    3475-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Simplicity RMD 2020 Fund℠ Fidelity Simplicity RMD 2020 Fund℠ : FIRWX

This annual shareholder report contains information about Fidelity Simplicity RMD 2020 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Simplicity RMD 2020 Fund℠	$ 59	0.56%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within U.S. equities, non-U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Opportunistic Insights Fund (+33.24%) added relative value, given the fund topped the 21.07% advance of its benchmark, the Russell 3000® Index. Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Conversely, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Simplicity RMD 2020 Fund℠	10.41%	5.45%	5.53%
Fidelity Simplicity RMD 2020 Composite Index℠	10.04%	5.12%	5.73%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$47,578,281
Number of Holdings	33
Total Advisory Fee	$274,828
Portfolio Turnover	23%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.4
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Growth Company Fund	4.7
Fidelity Series Large Cap Stock Fund	4.3
Fidelity Series International Growth Fund	4.3
Fidelity Series International Value Fund	4.2
Fidelity Series Overseas Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
74.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913512.100    2009-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2020 Fund℠ Fidelity Managed Retirement 2020 Fund℠ : FIRVX

This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2020 Fund℠	$ 49	0.47%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Managed Retirement 2020 Fund℠	8.67%	4.67%	5.08%
Fidelity Managed Retirement 2020 Composite Index℠	8.80%	4.75%	5.47%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$8,371,922
Number of Holdings	33
Total Advisory Fee	$38,515
Portfolio Turnover	32%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.5
Fidelity Series Investment Grade Bond Fund	11.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Large Cap Value Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Blue Chip Growth Fund	3.9
71.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913500.100    1995-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2010 Fund℠ Fidelity Managed Retirement 2010 Fund℠ Class K : FRQKX

This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.35%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	7.36%	3.29%
Fidelity Managed Retirement 2010 Composite Index℠	7.52%	3.39%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.06%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$5,472,463
Number of Holdings	33
Total Advisory Fee	$25,116
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.2
Fidelity Series Government Bond Index Fund	13.1
Fidelity Series Investment Grade Bond Fund	12.8
Fidelity Series Corporate Bond Fund	8.5
Fidelity Series Investment Grade Securitized Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Large Cap Value Index Fund	2.6
78.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913489.100    3473-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Managed Retirement 2010 Fund℠ Fidelity Managed Retirement 2010 Fund℠ Class K6 : FRQHX

This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	7.47%	3.39%
Fidelity Managed Retirement 2010 Composite Index℠	7.52%	3.39%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.06%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$5,472,463
Number of Holdings	33
Total Advisory Fee	$25,116
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.2
Fidelity Series Government Bond Index Fund	13.1
Fidelity Series Investment Grade Bond Fund	12.8
Fidelity Series Corporate Bond Fund	8.5
Fidelity Series Investment Grade Securitized Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Large Cap Value Index Fund	2.6
78.8

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913490.100    3479-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2025 Fund℠ Fidelity Managed Retirement 2025 Fund℠ Class K : FKRFX

This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.38%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	9.49%	5.44%
Fidelity Managed Retirement 2025 Composite Index℠	9.44%	5.32%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.06%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$50,060,844
Number of Holdings	33
Total Advisory Fee	$222,391
Portfolio Turnover	36%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Investment Grade Securitized Fund	6.5
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Large Cap Value Index Fund	5.9
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.0
68.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913509.100    3476-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2025 Fund℠ Fidelity Advisor Managed Retirement 2025 Fund℠ Class A : FARFX

This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.72%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	2.82%	3.79%	4.61%
Class A (without 5.75% sales charge)	9.09%	5.03%	5.23%
Fidelity Managed Retirement 2025 Composite Index℠	9.44%	5.31%	5.87%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$50,060,844
Number of Holdings	33
Total Advisory Fee	$222,391
Portfolio Turnover	36%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Investment Grade Securitized Fund	6.5
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Large Cap Value Index Fund	5.9
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.0
68.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913507.100    2005-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2030 Fund℠ Fidelity Advisor Managed Retirement 2030 Fund℠ Class I : FMRDX

This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.48%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	9.89%	6.05%
Fidelity Managed Retirement 2030 Composite Index℠	9.94%	5.99%
Bloomberg U.S. Aggregate Bond Index	5.10%	-0.27%
A   From August 16, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$42,605,634
Number of Holdings	33
Total Advisory Fee	$175,975
Portfolio Turnover	40%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.2
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Large Cap Value Index Fund	6.7
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
65.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913557.100    3500-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2030 Fund℠ Fidelity Advisor Managed Retirement 2030 Fund℠ Class A : FMRBX

This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.73%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2019 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	3.29%	4.54%
Class A (without 5.75% sales charge)	9.59%	5.80%
Fidelity Managed Retirement 2030 Composite Index℠	9.94%	5.99%
Bloomberg U.S. Aggregate Bond Index	5.10%	-0.27%
A   From August 16, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$42,605,634
Number of Holdings	33
Total Advisory Fee	$175,975
Portfolio Turnover	40%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.2
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Large Cap Value Index Fund	6.7
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
65.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913556.100    3499-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement Income Fund℠ Fidelity Advisor Managed Retirement Income Fund℠ Class A : FRAMX

This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.70%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	0.67%	1.24%	2.36%
Class A (without 5.75% sales charge)	6.82%	2.45%	2.97%
Fidelity Managed Retirement Income Composite Index℠	7.39%	2.99%	3.62%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$14,747,002
Number of Holdings	33
Total Advisory Fee	$64,102
Portfolio Turnover	33%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Government Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.6
Fidelity Series Investment Grade Securitized Fund	8.4
Fidelity Series Emerging Markets Opportunities Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.2
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Large Cap Value Index Fund	2.4
79.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913480.100    1917-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2015 Fund℠ Fidelity Advisor Managed Retirement 2015 Fund℠ Class I : FRASX

This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.46%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	7.97%	3.96%	4.59%
Fidelity Managed Retirement 2015 Composite Index℠	8.16%	4.10%	4.98%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$5,479,558
Number of Holdings	33
Total Advisory Fee	$25,594
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.1
Fidelity Series Government Bond Index Fund	12.3
Fidelity Series Investment Grade Bond Fund	12.0
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.7
Fidelity Series Blue Chip Growth Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
73.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913495.100    1946-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Managed Retirement 2025 Fund℠ Fidelity Managed Retirement 2025 Fund℠ Class K6 : FHRFX

This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.27%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	9.59%	5.54%
Fidelity Managed Retirement 2025 Composite Index℠	9.44%	5.32%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.06%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$50,060,844
Number of Holdings	33
Total Advisory Fee	$222,391
Portfolio Turnover	36%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Investment Grade Securitized Fund	6.5
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Large Cap Value Index Fund	5.9
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.0
68.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913510.100    3482-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2025 Fund℠ Fidelity Advisor Managed Retirement 2025 Fund℠ Class I : FIRFX

This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.47%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	9.36%	5.29%	5.49%
Fidelity Managed Retirement 2025 Composite Index℠	9.44%	5.31%	5.87%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$50,060,844
Number of Holdings	33
Total Advisory Fee	$222,391
Portfolio Turnover	36%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Investment Grade Securitized Fund	6.5
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Large Cap Value Index Fund	5.9
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.0
68.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913508.100    2008-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Managed Retirement 2035 Fund℠ Fidelity Managed Retirement 2035 Fund℠ Class K6 : FMRJX

This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.28%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 15, 2022 through July 31, 2024.
Initial investment of $10,000.

Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	10.73%	11.74%
Fidelity Managed Retirement 2035 Composite Index	10.39%	11.33%
S&P 500® Index	24.56%	26.43%
Bloomberg U.S. Aggregate Bond Index	5.10%	2.86%
A   From December 15, 2022

Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,439,772
Number of Holdings	32
Total Advisory Fee	$16,710
Portfolio Turnover	60%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.4
Fidelity Series Government Bond Index Fund	8.2
Fidelity Series Investment Grade Bond Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	7.3
Fidelity Series Blue Chip Growth Fund	6.2
Fidelity Series Corporate Bond Fund	5.3
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.1
64.9
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913579.100    7308-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2010 Fund℠ Fidelity Managed Retirement 2010 Fund℠ : FIRQX

This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2010 Fund℠	$ 47	0.45%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Managed Retirement 2010 Fund℠	7.25%	3.20%	4.04%
Fidelity Managed Retirement 2010 Composite Index℠	7.52%	3.42%	4.45%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$5,472,463
Number of Holdings	33
Total Advisory Fee	$25,116
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.2
Fidelity Series Government Bond Index Fund	13.1
Fidelity Series Investment Grade Bond Fund	12.8
Fidelity Series Corporate Bond Fund	8.5
Fidelity Series Investment Grade Securitized Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Large Cap Value Index Fund	2.6
78.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913486.100    1891-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement Income Fund℠ Fidelity Managed Retirement Income Fund℠ : FIRMX

This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement Income Fund℠	$ 47	0.45%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Managed Retirement Income Fund℠	7.11%	2.70%	3.23%
Fidelity Managed Retirement Income Composite Index℠	7.39%	2.99%	3.62%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$14,747,002
Number of Holdings	33
Total Advisory Fee	$64,102
Portfolio Turnover	33%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Government Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.6
Fidelity Series Investment Grade Securitized Fund	8.4
Fidelity Series Emerging Markets Opportunities Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.2
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Large Cap Value Index Fund	2.4
79.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913479.100    1887-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement Income Fund℠ Fidelity Advisor Managed Retirement Income Fund℠ Class I : FRIMX

This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.45%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	7.09%	2.71%	3.23%
Fidelity Managed Retirement Income Composite Index℠	7.39%	2.99%	3.62%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$14,747,002
Number of Holdings	33
Total Advisory Fee	$64,102
Portfolio Turnover	33%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Government Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.6
Fidelity Series Investment Grade Securitized Fund	8.4
Fidelity Series Emerging Markets Opportunities Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.2
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Large Cap Value Index Fund	2.4
79.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913481.100    1920-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2030 Fund℠ Fidelity Managed Retirement 2030 Fund℠ : FMRAX

This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2030 Fund℠	$ 50	0.48%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity Managed Retirement 2030 Fund℠	9.91%	6.06%
Fidelity Managed Retirement 2030 Composite Index℠	9.94%	5.99%
Bloomberg U.S. Aggregate Bond Index	5.10%	-0.27%
A   From August 16, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$42,605,634
Number of Holdings	33
Total Advisory Fee	$175,975
Portfolio Turnover	40%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.2
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Large Cap Value Index Fund	6.7
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
65.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913558.100    4500-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Simplicity RMD 2030 Fund℠ Fidelity Simplicity RMD 2030 Fund℠ : FSRMX

This annual shareholder report contains information about Fidelity Simplicity RMD 2030 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Simplicity RMD 2030 Fund℠	$ 69	0.65%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within U.S. equities, non-U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Opportunistic Insights Fund (+33.24%) added relative value, given the fund topped the 21.07% advance of its benchmark, the Russell 3000® Index. Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Conversely, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 15, 2022 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity Simplicity RMD 2030 Fund℠	12.31%	13.95%
Fidelity Simplicity RMD 2030 Composite Index℠	11.69%	13.26%
S&P 500® Index	22.15%	25.83%
A   From December 15, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$795,401
Number of Holdings	29
Total Advisory Fee	$4,620
Portfolio Turnover	55%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	18.7
Fidelity Series Emerging Markets Opportunities Fund	8.3
Fidelity Series Long-Term Treasury Bond Index Fund	6.9
Fidelity Series Growth Company Fund	6.2
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series International Growth Fund	5.5
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.1
Fidelity Series Stock Selector Large Cap Value Fund	4.0
71.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913573.100    7247-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Simplicity RMD 2025 Fund℠ Fidelity Simplicity RMD 2025 Fund℠ : FMRHX

This annual shareholder report contains information about Fidelity Simplicity RMD 2025 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Simplicity RMD 2025 Fund℠	$ 65	0.61%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within U.S. equities, non-U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Opportunistic Insights Fund (+33.24%) added relative value, given the fund topped the 21.07% advance of its benchmark, the Russell 3000® Index. Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Conversely, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity Simplicity RMD 2025 Fund℠	11.26%	6.65%
Fidelity Simplicity RMD 2025 Composite Index℠	10.86%	6.17%
S&P 500® Index	22.15%	15.81%
A   From August 16, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$11,726,075
Number of Holdings	30
Total Advisory Fee	$68,008
Portfolio Turnover	36%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	7.6
Fidelity Series Long-Term Treasury Bond Index Fund	6.5
Fidelity Series Growth Company Fund	5.5
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Growth Fund	4.9
Fidelity Series International Value Fund	4.9
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
74.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913555.100    3497-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Managed Retirement 2020 Fund℠ Fidelity Managed Retirement 2020 Fund℠ Class K6 : FHRVX

This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.27%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	8.88%	4.90%
Fidelity Managed Retirement 2020 Composite Index℠	8.80%	4.75%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.06%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$8,371,922
Number of Holdings	33
Total Advisory Fee	$38,515
Portfolio Turnover	32%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.5
Fidelity Series Investment Grade Bond Fund	11.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Large Cap Value Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Blue Chip Growth Fund	3.9
71.9

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913504.100    3481-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Simplicity RMD 2010 Fund℠ Fidelity Simplicity RMD 2010 Fund℠ : FIRRX

This annual shareholder report contains information about Fidelity Simplicity RMD 2010 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Simplicity RMD 2010 Fund℠	$ 50	0.48%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within U.S. equities, non-U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Opportunistic Insights Fund (+33.24%) added relative value, given the fund topped the 21.07% advance of its benchmark, the Russell 3000® Index. Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Conversely, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Simplicity RMD 2010 Fund℠	8.36%	3.73%	4.37%
Fidelity Simplicity RMD 2010 Composite Index℠	8.24%	3.59%	4.59%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,112,022
Number of Holdings	33
Total Advisory Fee	$48,350
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	39.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.1
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series International Growth Fund	2.7
Fidelity Series International Value Fund	2.7
Fidelity Series Overseas Fund	2.7
Fidelity Series Growth Company Fund	2.5
80.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913492.100    1892-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Simplicity RMD 2015 Fund℠ Fidelity Simplicity RMD 2015 Fund℠ : FIRUX

This annual shareholder report contains information about Fidelity Simplicity RMD 2015 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Simplicity RMD 2015 Fund℠	$ 54	0.52%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within U.S. equities, non-U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Opportunistic Insights Fund (+33.24%) added relative value, given the fund topped the 21.07% advance of its benchmark, the Russell 3000® Index. Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Conversely, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Simplicity RMD 2015 Fund℠	9.41%	4.61%	4.96%
Fidelity Simplicity RMD 2015 Composite Index℠	9.15%	4.36%	5.17%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$18,974,932
Number of Holdings	33
Total Advisory Fee	$103,222
Portfolio Turnover	22%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	36.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Emerging Markets Opportunities Fund	6.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Growth Company Fund	3.6
Fidelity Series International Growth Fund	3.5
Fidelity Series International Value Fund	3.5
Fidelity Series Overseas Fund	3.4
Fidelity Series Large Cap Stock Fund	3.4
78.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913499.100    1894-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2035 Fund℠ Fidelity Advisor Managed Retirement 2035 Fund℠ Class I : FMRYX

This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.48%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 15, 2022 through July 31, 2024.
Initial investment of $10,000.

Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	10.54%	11.55%
Fidelity Managed Retirement 2035 Composite Index	10.39%	11.33%
S&P 500® Index	24.56%	26.43%
Bloomberg U.S. Aggregate Bond Index	5.10%	2.86%
A   From December 15, 2022

Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,439,772
Number of Holdings	32
Total Advisory Fee	$16,710
Portfolio Turnover	60%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.4
Fidelity Series Government Bond Index Fund	8.2
Fidelity Series Investment Grade Bond Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	7.3
Fidelity Series Blue Chip Growth Fund	6.2
Fidelity Series Corporate Bond Fund	5.3
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.1
64.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913577.100    7306-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Managed Retirement Income Fund℠ Fidelity Managed Retirement Income Fund℠ Class K6 : FRHMX

This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	7.31%	2.88%
Fidelity Managed Retirement Income Composite Index℠	7.39%	2.94%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.06%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$14,747,002
Number of Holdings	33
Total Advisory Fee	$64,102
Portfolio Turnover	33%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Government Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.6
Fidelity Series Investment Grade Securitized Fund	8.4
Fidelity Series Emerging Markets Opportunities Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.2
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Large Cap Value Index Fund	2.4
79.8

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913483.100    3477-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Managed Retirement 2030 Fund℠ Fidelity Managed Retirement 2030 Fund℠ Class K6 : FMRFX

This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.28%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	10.04%	6.26%
Fidelity Managed Retirement 2030 Composite Index℠	9.94%	5.99%
Bloomberg U.S. Aggregate Bond Index	5.10%	-0.27%
A   From August 16, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$42,605,634
Number of Holdings	33
Total Advisory Fee	$175,975
Portfolio Turnover	40%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.2
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Large Cap Value Index Fund	6.7
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
65.0

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913560.100    4502-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement Income Fund℠ Fidelity Managed Retirement Income Fund℠ Class K : FRKMX

This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.35%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	7.20%	2.78%
Fidelity Managed Retirement Income Composite Index℠	7.39%	2.94%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.06%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$14,747,002
Number of Holdings	33
Total Advisory Fee	$64,102
Portfolio Turnover	33%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Government Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.6
Fidelity Series Investment Grade Securitized Fund	8.4
Fidelity Series Emerging Markets Opportunities Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.2
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Large Cap Value Index Fund	2.4
79.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913482.100    3471-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2015 Fund℠ Fidelity Managed Retirement 2015 Fund℠ : FIRSX

This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2015 Fund℠	$ 48	0.46%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Managed Retirement 2015 Fund℠	7.99%	3.96%	4.59%
Fidelity Managed Retirement 2015 Composite Index℠	8.16%	4.10%	4.98%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$5,479,558
Number of Holdings	33
Total Advisory Fee	$25,594
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.1
Fidelity Series Government Bond Index Fund	12.3
Fidelity Series Investment Grade Bond Fund	12.0
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.7
Fidelity Series Blue Chip Growth Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
73.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913493.100    1893-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2035 Fund℠ Fidelity Advisor Managed Retirement 2035 Fund℠ Class A : FMRUX

This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.73%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 15, 2022 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	3.97%	7.29%
Class A (without 5.75% sales charge)	10.31%	11.27%
Fidelity Managed Retirement 2035 Composite Index	10.39%	11.33%
S&P 500® Index	24.56%	26.43%
Bloomberg U.S. Aggregate Bond Index	5.10%	2.86%
A   From December 15, 2022

Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,439,772
Number of Holdings	32
Total Advisory Fee	$16,710
Portfolio Turnover	60%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.4
Fidelity Series Government Bond Index Fund	8.2
Fidelity Series Investment Grade Bond Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	7.3
Fidelity Series Blue Chip Growth Fund	6.2
Fidelity Series Corporate Bond Fund	5.3
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.1
64.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913575.100    7304-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2020 Fund℠ Fidelity Advisor Managed Retirement 2020 Fund℠ Class A : FARVX

This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.72%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	2.15%	3.17%	4.20%
Class A (without 5.75% sales charge)	8.38%	4.40%	4.82%
Fidelity Managed Retirement 2020 Composite Index℠	8.80%	4.75%	5.47%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$8,371,922
Number of Holdings	33
Total Advisory Fee	$38,515
Portfolio Turnover	32%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.5
Fidelity Series Investment Grade Bond Fund	11.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Large Cap Value Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Blue Chip Growth Fund	3.9
71.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913501.100    1997-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Managed Retirement 2015 Fund℠ Fidelity Managed Retirement 2015 Fund℠ Class K6 : FJRSX

This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	8.18%	4.18%
Fidelity Managed Retirement 2015 Composite Index℠	8.16%	4.09%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.06%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$5,479,558
Number of Holdings	33
Total Advisory Fee	$25,594
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.1
Fidelity Series Government Bond Index Fund	12.3
Fidelity Series Investment Grade Bond Fund	12.0
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.7
Fidelity Series Blue Chip Growth Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
73.9

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913497.100    3480-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2025 Fund℠ Fidelity Managed Retirement 2025 Fund℠ : FIXRX

This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2025 Fund℠	$ 49	0.47%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Managed Retirement 2025 Fund℠	9.38%	5.29%	5.49%
Fidelity Managed Retirement 2025 Composite Index℠	9.44%	5.31%	5.87%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$50,060,844
Number of Holdings	33
Total Advisory Fee	$222,391
Portfolio Turnover	36%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Investment Grade Securitized Fund	6.5
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Large Cap Value Index Fund	5.9
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.0
68.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913506.100    1996-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2010 Fund℠ Fidelity Advisor Managed Retirement 2010 Fund℠ Class A : FRQAX

This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.70%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	0.83%	1.73%	3.17%
Class A (without 5.75% sales charge)	6.98%	2.94%	3.78%
Fidelity Managed Retirement 2010 Composite Index℠	7.52%	3.42%	4.45%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$5,472,463
Number of Holdings	33
Total Advisory Fee	$25,116
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.2
Fidelity Series Government Bond Index Fund	13.1
Fidelity Series Investment Grade Bond Fund	12.8
Fidelity Series Corporate Bond Fund	8.5
Fidelity Series Investment Grade Securitized Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Large Cap Value Index Fund	2.6
78.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913487.100    1934-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2015 Fund℠ Fidelity Managed Retirement 2015 Fund℠ Class K : FKRSX

This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.36%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	8.08%	4.07%
Fidelity Managed Retirement 2015 Composite Index℠	8.16%	4.09%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.06%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$5,479,558
Number of Holdings	33
Total Advisory Fee	$25,594
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.1
Fidelity Series Government Bond Index Fund	12.3
Fidelity Series Investment Grade Bond Fund	12.0
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.7
Fidelity Series Blue Chip Growth Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
73.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913496.100    3474-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2010 Fund℠ Fidelity Advisor Managed Retirement 2010 Fund℠ Class I : FRQIX

This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.45%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	7.26%	3.20%	4.04%
Fidelity Managed Retirement 2010 Composite Index℠	7.52%	3.42%	4.45%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$5,472,463
Number of Holdings	33
Total Advisory Fee	$25,116
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.2
Fidelity Series Government Bond Index Fund	13.1
Fidelity Series Investment Grade Bond Fund	12.8
Fidelity Series Corporate Bond Fund	8.5
Fidelity Series Investment Grade Securitized Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Large Cap Value Index Fund	2.6
78.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913488.100    1937-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity Managed Retirement 2035 Fund℠ Fidelity Managed Retirement 2035 Fund℠ : FMRTX

This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2035 Fund℠	$ 51	0.48%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 15, 2022 through July 31, 2024.
Initial investment of $10,000.

Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity Managed Retirement 2035 Fund℠	10.50%	11.49%
Fidelity Managed Retirement 2035 Composite Index	10.39%	11.33%
S&P 500® Index	24.56%	26.43%
Bloomberg U.S. Aggregate Bond Index	5.10%	2.86%
A   From December 15, 2022

Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,439,772
Number of Holdings	32
Total Advisory Fee	$16,710
Portfolio Turnover	60%
What did the Fund invest in?
(as of July 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.4
Fidelity Series Government Bond Index Fund	8.2
Fidelity Series Investment Grade Bond Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	7.3
Fidelity Series Blue Chip Growth Fund	6.2
Fidelity Series Corporate Bond Fund	5.3
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Growth Fund	4.1
64.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913574.100    7303-TSRA-0924

Item 2.

Code of Ethics

As of the end of the period, July 31, 2024, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund, Fidelity Managed Retirement 2035 Fund, Fidelity Managed Retirement Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund, Fidelity Simplicity RMD 2030 Fund, and Fidelity Simplicity RMD Income Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Managed Retirement 2010 Fund	$21,100	$-	$7,500	$600
Fidelity Managed Retirement 2015 Fund	$21,100	$-	$7,500	$600
Fidelity Managed Retirement 2020 Fund	$21,100	$-	$7,500	$600
Fidelity Managed Retirement 2025 Fund	$21,100	$-	$7,500	$600
Fidelity Managed Retirement 2030 Fund	$20,400	$-	$7,500	$600
Fidelity Managed Retirement 2035 Fund	$19,900	$-	$7,700	$500
Fidelity Managed Retirement Income Fund	$21,100	$-	$7,500	$600
Fidelity Simplicity RMD 2010 Fund	$14,900	$-	$7,500	$500
Fidelity Simplicity RMD 2015 Fund	$14,900	$-	$7,500	$500
Fidelity Simplicity RMD 2020 Fund	$14,900	$-	$7,500	$500
Fidelity Simplicity RMD 2025 Fund	$17,100	$-	$7,500	$500
Fidelity Simplicity RMD 2030 Fund	$16,400	$-	$8,000	$500
Fidelity Simplicity RMD Income Fund	$14,900	$-	$7,500	$500

July 31, 2023 Fees,A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Managed Retirement 2010 Fund	$22,600	$-	$7,500	$600
Fidelity Managed Retirement 2015 Fund	$22,600	$-	$7,500	$600
Fidelity Managed Retirement 2020 Fund	$22,600	$-	$7,500	$600
Fidelity Managed Retirement 2025 Fund	$22,600	$-	$7,500	$600
Fidelity Managed Retirement 2030 Fund	$21,400	$-	$8,000	$600
Fidelity Managed Retirement 2035 Fund	$16,900	$-	$7,500	$300
Fidelity Managed Retirement Income Fund	$22,600	$-	$7,500	$600
Fidelity Simplicity RMD 2010 Fund	$16,400	$-	$7,500	$500
Fidelity Simplicity RMD 2015 Fund	$16,400	$-	$7,500	$500
Fidelity Simplicity RMD 2020 Fund	$16,400	$-	$7,500	$500
Fidelity Simplicity RMD 2025 Fund	$18,100	$-	$7,500	$500
Fidelity Simplicity RMD 2030 Fund	$13,800	$-	$7,800	$300
Fidelity Simplicity RMD Income Fund	$16,400	$-	$7,500	$500

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity GNMA Fund (the “Fund”):

Services Billed by PwC

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$96,200	$8,000	$14,100	$3,400

July 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$96,500	$8,000	$14,100	$3,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2024A	July 31, 2023A
Audit-Related Fees	$200,000	$80,000
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2024A	July 31, 2023A
Audit-Related Fees	$9,437,800	$8,699,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2024A	July 31, 2023A
Deloitte Entities	$5,053,800	$3,403,000
PwC	$15,033,900	$14,178,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Simplicity RMD Income Fund℠
Fidelity Simplicity RMD 2010 Fund℠
Fidelity Simplicity RMD 2015 Fund℠
Fidelity Simplicity RMD 2020 Fund℠
Fidelity Simplicity RMD 2025 Fund℠
Fidelity Simplicity RMD 2030 Fund℠

Annual Report
July 31, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Simplicity RMD Income Fund℠
Fidelity Simplicity RMD 2010 Fund℠
Fidelity Simplicity RMD 2015 Fund℠
Fidelity Simplicity RMD 2020 Fund℠
Fidelity Simplicity RMD 2025 Fund℠
Fidelity Simplicity RMD 2030 Fund℠
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Simplicity RMD Income Fund℠
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 9.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	7,051	87,151
Fidelity Series Blue Chip Growth Fund (a)	12,873	246,258
Fidelity Series Commodity Strategy Fund (a)	2,636	246,956
Fidelity Series Growth Company Fund (a)	19,149	462,268
Fidelity Series Intrinsic Opportunities Fund (a)	6,961	84,989
Fidelity Series Large Cap Stock Fund (a)	18,632	433,754
Fidelity Series Large Cap Value Index Fund (a)	8,087	133,193
Fidelity Series Opportunistic Insights Fund (a)	11,615	272,717
Fidelity Series Small Cap Core Fund (a)	1,026	12,749
Fidelity Series Small Cap Discovery Fund (a)	2,990	35,462
Fidelity Series Small Cap Opportunities Fund (a)	8,263	134,187
Fidelity Series Stock Selector Large Cap Value Fund (a)	20,548	297,118
Fidelity Series Value Discovery Fund (a)	16,476	264,927
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,083,586)		2,711,729

International Equity Funds - 13.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	12,828	202,176
Fidelity Series Emerging Markets Fund (a)	35,486	324,696
Fidelity Series Emerging Markets Opportunities Fund (a)	69,282	1,300,419
Fidelity Series International Growth Fund (a)	30,793	570,904
Fidelity Series International Small Cap Fund (a)	24,245	439,568
Fidelity Series International Value Fund (a)	43,305	567,293
Fidelity Series Overseas Fund (a)	39,236	566,568
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,189,428)		3,971,624

Bond Funds - 71.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	598,183	5,796,393
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	23,017	178,379
Fidelity Series Emerging Markets Debt Fund (a)	19,358	153,122
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,374	48,633
Fidelity Series Floating Rate High Income Fund (a)	3,250	29,186
Fidelity Series High Income Fund (a)	18,550	158,227
Fidelity Series International Credit Fund (a)	2,059	16,929
Fidelity Series International Developed Markets Bond Index Fund (a)	132,291	1,149,606
Fidelity Series Investment Grade Bond Fund (a)	1,246,554	12,565,269
Fidelity Series Long-Term Treasury Bond Index Fund (a)	136,887	776,149
Fidelity Series Real Estate Income Fund (a)	2,930	28,915
TOTAL BOND FUNDS (Cost $22,678,278)		20,900,808

Short-Term Funds - 5.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	1,246,024	1,246,024
Fidelity Series Short-Term Credit Fund (a)	32,637	325,064
TOTAL SHORT-TERM FUNDS (Cost $1,568,354)		1,571,088

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $29,519,646)	29,155,249
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,984)
NET ASSETS - 100.0%	29,144,265

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7,018,186	810,311	2,161,164	215,672	(60,957)	190,017	5,796,393
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	214,310	23,080	54,727	8,421	(3,620)	(664)	178,379
Fidelity Series All-Sector Equity Fund	71,283	35,318	31,088	5,234	1,164	10,474	87,151
Fidelity Series Blue Chip Growth Fund	196,979	97,625	105,911	1,076	7,831	49,734	246,258
Fidelity Series Canada Fund	236,535	42,552	88,921	7,100	13,852	(1,842)	202,176
Fidelity Series Commodity Strategy Fund	264,781	91,609	84,814	10,335	(5,352)	(19,268)	246,956
Fidelity Series Emerging Markets Debt Fund	181,579	17,002	52,894	10,416	(11,819)	19,254	153,122
Fidelity Series Emerging Markets Debt Local Currency Fund	61,532	7,374	16,504	3,862	(1,694)	(2,075)	48,633
Fidelity Series Emerging Markets Fund	315,154	141,203	143,084	7,853	(9,449)	20,872	324,696
Fidelity Series Emerging Markets Opportunities Fund	1,395,401	474,786	601,247	36,252	(46,089)	77,568	1,300,419
Fidelity Series Floating Rate High Income Fund	35,970	5,392	12,148	3,111	(336)	308	29,186
Fidelity Series Government Money Market Fund 5.42%	3,101,330	471,766	2,327,072	109,563	-	-	1,246,024
Fidelity Series Growth Company Fund	366,740	195,111	199,664	10,753	11,101	88,980	462,268
Fidelity Series High Income Fund	190,964	14,637	52,317	11,093	(6,135)	11,078	158,227
Fidelity Series International Credit Fund	15,198	678	-	678	-	1,053	16,929
Fidelity Series International Developed Markets Bond Index Fund	1,380,465	111,509	365,582	45,993	(35,073)	58,287	1,149,606
Fidelity Series International Growth Fund	672,075	130,109	287,531	7,716	4,979	51,272	570,904
Fidelity Series International Small Cap Fund	187,392	371,164	205,432	18,146	3,746	82,698	439,568
Fidelity Series International Value Fund	676,210	103,535	283,771	19,208	23,027	48,292	567,293
Fidelity Series Intrinsic Opportunities Fund	73,289	47,874	35,591	15,218	(1,949)	1,366	84,989
Fidelity Series Investment Grade Bond Fund	14,506,058	1,955,336	4,082,251	565,562	(365,813)	551,939	12,565,269
Fidelity Series Large Cap Stock Fund	344,741	195,386	175,148	17,339	14,349	54,426	433,754
Fidelity Series Large Cap Value Index Fund	107,891	65,017	53,028	4,407	3,335	9,978	133,193
Fidelity Series Long-Term Treasury Bond Index Fund	1,345,046	315,601	839,863	38,261	(271,014)	226,379	776,149
Fidelity Series Opportunistic Insights Fund	218,577	103,514	115,074	2,135	8,618	57,082	272,717
Fidelity Series Overseas Fund	673,053	107,175	279,153	9,814	33,009	32,484	566,568
Fidelity Series Real Estate Income Fund	50,182	3,304	24,609	2,368	(2,167)	2,205	28,915
Fidelity Series Short-Term Credit Fund	641,551	23,506	354,879	16,189	(4,314)	19,200	325,064
Fidelity Series Small Cap Core Fund	658	11,122	151	62	19	1,101	12,749
Fidelity Series Small Cap Discovery Fund	31,556	18,269	15,436	3,012	409	664	35,462
Fidelity Series Small Cap Opportunities Fund	105,079	47,774	41,896	1,055	1,956	21,274	134,187
Fidelity Series Stock Selector Large Cap Value Fund	240,009	154,552	127,645	17,121	5,095	25,107	297,118
Fidelity Series Value Discovery Fund	215,117	138,519	103,716	11,194	1,812	13,195	264,927
	35,134,891	6,331,710	13,322,311	1,236,219	(691,479)	1,702,438	29,155,249

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,711,729	2,711,729	-	-

International Equity Funds	3,971,624	3,971,624	-	-

Bond Funds	20,900,808	20,900,808	-	-

Short-Term Funds	1,571,088	1,571,088	-	-
Total Investments in Securities:	29,155,249	29,155,249	-	-
Fidelity Simplicity RMD Income Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $29,519,646)	$29,155,249

Total Investment in Securities (cost $29,519,646)		$29,155,249
Cash		215
Receivable for investments sold		198,521
Total assets		29,353,985
Liabilities
Payable for investments purchased	$101,044
Payable for fund shares redeemed	97,477
Accrued management fee	11,192
Other payables and accrued expenses	7
Total liabilities		209,720
Net Assets		$29,144,265
Net Assets consist of:
Paid in capital		$31,243,429
Total accumulated earnings (loss)		(2,099,164)
Net Assets		$29,144,265
Net Asset Value, offering price and redemption price per share ($29,144,265 ÷ 516,309 shares)		$56.45
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends:
Affiliated issuers		$1,166,703
Expenses
Management fee	$143,976
Independent trustees' fees and expenses	96
Miscellaneous	259
Total expenses before reductions	144,331
Expense reductions	(8)
Total expenses after reductions		144,323
Net Investment income (loss)		1,022,380
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(691,479)
Capital gain distributions from underlying funds:
Affiliated issuers	69,516
Total net realized gain (loss)		(621,963)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,702,438
Total change in net unrealized appreciation (depreciation)		1,702,438
Net gain (loss)		1,080,475
Net increase (decrease) in net assets resulting from operations		$2,102,855
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,022,380	$1,469,983
Net realized gain (loss)	(621,963)	(863,475)
Change in net unrealized appreciation (depreciation)	1,702,438	(475,115)
Net increase (decrease) in net assets resulting from operations	2,102,855	131,393
Distributions to shareholders	(986,396)	(2,081,134)

Share transactions
Proceeds from sales of shares	642,495	1,555,588
Reinvestment of distributions	856,507	1,826,862
Cost of shares redeemed	(8,605,623)	(6,832,236)

Net increase (decrease) in net assets resulting from share transactions	(7,106,621)	(3,449,786)
Total increase (decrease) in net assets	(5,990,162)	(5,399,527)

Net Assets
Beginning of period	35,134,427	40,533,954
End of period	$29,144,265	$35,134,427

Other Information
Shares
Sold	11,898	28,765
Issued in reinvestment of distributions	15,756	34,369
Redeemed	(158,926)	(127,752)
Net increase (decrease)	(131,272)	(64,618)

Financial Highlights
Fidelity Simplicity RMD Income Fund℠

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$54.25	$56.91	$64.40	$61.11	$58.52
Income from Investment Operations
Net investment income (loss) A,B	1.770	2.156	1.542	.572	.950
Net realized and unrealized gain (loss)	2.117	(1.812)	(6.196)	4.418	3.181
Total from investment operations	3.887	.344	(4.654)	4.990	4.131
Distributions from net investment income	(1.682)	(2.108)	(1.516)	(.562)	(1.020)
Distributions from net realized gain	(.005)	(.896)	(1.320)	(1.138)	(.521)
Total distributions	(1.687)	(3.004)	(2.836)	(1.700)	(1.541)
Net asset value, end of period	$56.45	$54.25	$56.91	$64.40	$61.11
Total Return C	7.32%	.84%	(7.54)%	8.26%	7.19%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.27%	4.02%	2.56%	.91%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$29,144	$35,134	$40,534	$46,223	$39,908
Portfolio turnover rate F	20%	21%	59%	37%	42% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Simplicity RMD 2010 Fund℠
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 14.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	3,953	48,858
Fidelity Series Blue Chip Growth Fund (a)	7,133	136,452
Fidelity Series Commodity Strategy Fund (a)	914	85,674
Fidelity Series Growth Company Fund (a)	10,638	256,798
Fidelity Series Intrinsic Opportunities Fund (a)	3,906	47,694
Fidelity Series Large Cap Stock Fund (a)	10,426	242,720
Fidelity Series Large Cap Value Index Fund (a)	4,505	74,199
Fidelity Series Opportunistic Insights Fund (a)	6,439	151,189
Fidelity Series Small Cap Core Fund (a)	570	7,079
Fidelity Series Small Cap Discovery Fund (a)	1,666	19,754
Fidelity Series Small Cap Opportunities Fund (a)	4,636	75,287
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,446	165,515
Fidelity Series Value Discovery Fund (a)	9,178	147,584
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,088,878)		1,458,803

International Equity Funds - 17.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,109	96,281
Fidelity Series Emerging Markets Fund (a)	14,466	132,363
Fidelity Series Emerging Markets Opportunities Fund (a)	28,243	530,119
Fidelity Series International Growth Fund (a)	14,665	271,881
Fidelity Series International Small Cap Fund (a)	8,380	151,938
Fidelity Series International Value Fund (a)	20,636	270,331
Fidelity Series Overseas Fund (a)	18,697	269,985
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,402,631)		1,722,898

Bond Funds - 65.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	151,150	1,464,642
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	40,844	316,541
Fidelity Series Emerging Markets Debt Fund (a)	6,733	53,259
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,847	16,715
Fidelity Series Floating Rate High Income Fund (a)	1,127	10,116
Fidelity Series High Income Fund (a)	6,429	54,843
Fidelity Series International Credit Fund (a)	446	3,663
Fidelity Series International Developed Markets Bond Index Fund (a)	46,139	400,950
Fidelity Series Investment Grade Bond Fund (a)	397,549	4,007,294
Fidelity Series Long-Term Treasury Bond Index Fund (a)	51,553	292,308
Fidelity Series Real Estate Income Fund (a)	1,016	10,029
TOTAL BOND FUNDS (Cost $7,168,084)		6,630,360

Short-Term Funds - 3.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	243,899	243,899
Fidelity Series Short-Term Credit Fund (a)	6,031	60,069
TOTAL SHORT-TERM FUNDS (Cost $303,316)		303,968

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,962,909)	10,116,029
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,007)
NET ASSETS - 100.0%	10,112,022

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,370,749	408,010	345,459	47,722	(4,014)	35,356	1,464,642
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	373,188	54,820	104,105	14,886	(21,979)	14,617	316,541
Fidelity Series All-Sector Equity Fund	43,510	15,117	16,735	3,209	1,709	5,257	48,858
Fidelity Series Blue Chip Growth Fund	120,315	38,992	57,863	670	6,220	28,788	136,452
Fidelity Series Canada Fund	97,819	23,838	32,182	3,246	2,606	4,200	96,281
Fidelity Series Commodity Strategy Fund	76,903	39,112	23,093	3,065	(1,139)	(6,109)	85,674
Fidelity Series Emerging Markets Debt Fund	52,727	10,651	12,721	3,340	(385)	2,987	53,259
Fidelity Series Emerging Markets Debt Local Currency Fund	17,887	3,988	4,028	1,212	(345)	(787)	16,715
Fidelity Series Emerging Markets Fund	117,156	54,990	45,691	2,999	(2,950)	8,858	132,363
Fidelity Series Emerging Markets Opportunities Fund	496,992	204,394	190,538	13,846	(12,235)	31,506	530,119
Fidelity Series Floating Rate High Income Fund	10,343	2,932	3,147	994	(62)	50	10,116
Fidelity Series Government Money Market Fund 5.42%	662,457	189,013	607,571	23,072	-	-	243,899
Fidelity Series Growth Company Fund	224,043	79,052	106,488	6,716	9,604	50,587	256,798
Fidelity Series High Income Fund	55,481	10,692	13,021	3,555	(602)	2,293	54,843
Fidelity Series International Credit Fund	3,288	147	-	147	-	228	3,663
Fidelity Series International Developed Markets Bond Index Fund	401,763	83,620	91,556	14,999	(3,621)	10,744	400,950
Fidelity Series International Growth Fund	277,999	69,442	105,347	3,526	2,613	27,174	271,881
Fidelity Series International Small Cap Fund	77,606	103,991	54,530	5,604	488	24,383	151,938
Fidelity Series International Value Fund	279,712	61,690	107,338	8,779	7,643	28,624	270,331
Fidelity Series Intrinsic Opportunities Fund	44,738	21,660	18,118	9,339	(1,364)	778	47,694
Fidelity Series Investment Grade Bond Fund	3,785,894	1,038,886	880,424	165,545	(23,365)	86,303	4,007,294
Fidelity Series Large Cap Stock Fund	210,602	80,166	88,122	10,923	4,522	35,552	242,720
Fidelity Series Large Cap Value Index Fund	65,882	26,931	26,298	2,788	1,229	6,455	74,199
Fidelity Series Long-Term Treasury Bond Index Fund	417,947	134,646	247,016	13,084	(70,866)	57,597	292,308
Fidelity Series Opportunistic Insights Fund	133,510	36,905	59,422	1,358	4,384	35,812	151,189
Fidelity Series Overseas Fund	278,404	60,818	103,692	4,485	5,201	29,254	269,985
Fidelity Series Real Estate Income Fund	14,361	2,096	6,542	792	(649)	763	10,029
Fidelity Series Short-Term Credit Fund	122,634	15,804	81,378	3,240	(740)	3,749	60,069
Fidelity Series Small Cap Core Fund	413	6,110	90	36	11	635	7,079
Fidelity Series Small Cap Discovery Fund	19,238	8,318	8,571	1,749	60	709	19,754
Fidelity Series Small Cap Opportunities Fund	64,164	19,847	22,435	659	1,066	12,645	75,287
Fidelity Series Stock Selector Large Cap Value Fund	146,606	65,400	63,985	10,501	1,996	15,498	165,515
Fidelity Series Value Discovery Fund	131,397	60,610	52,812	7,021	1,398	6,991	147,584
	10,195,728	3,032,688	3,580,318	393,107	(93,566)	561,497	10,116,029

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,458,803	1,458,803	-	-

International Equity Funds	1,722,898	1,722,898	-	-

Bond Funds	6,630,360	6,630,360	-	-

Short-Term Funds	303,968	303,968	-	-
Total Investments in Securities:	10,116,029	10,116,029	-	-
Fidelity Simplicity RMD 2010 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,962,909)	$10,116,029

Total Investment in Securities (cost $9,962,909)		$10,116,029
Cash		32
Receivable for investments sold		62,165
Total assets		10,178,226
Liabilities
Payable for investments purchased	$57,395
Payable for fund shares redeemed	4,770
Accrued management fee	4,039
Total liabilities		66,204
Net Assets		$10,112,022
Net Assets consist of:
Paid in capital		$10,398,061
Total accumulated earnings (loss)		(286,039)
Net Assets		$10,112,022
Net Asset Value, offering price and redemption price per share ($10,112,022 ÷ 190,583 shares)		$53.06
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends:
Affiliated issuers		$352,464
Expenses
Management fee	$48,350
Independent trustees' fees and expenses	30
Miscellaneous	60
Total expenses before reductions	48,440
Expense reductions	(1)
Total expenses after reductions		48,439
Net Investment income (loss)		304,025
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(93,566)
Capital gain distributions from underlying funds:
Affiliated issuers	40,643
Total net realized gain (loss)		(52,923)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	561,497
Total change in net unrealized appreciation (depreciation)		561,497
Net gain (loss)		508,574
Net increase (decrease) in net assets resulting from operations		$812,599
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$304,025	$385,326
Net realized gain (loss)	(52,923)	(232,060)
Change in net unrealized appreciation (depreciation)	561,497	33,404
Net increase (decrease) in net assets resulting from operations	812,599	186,670
Distributions to shareholders	(289,788)	(562,742)

Share transactions
Proceeds from sales of shares	1,198,169	411,764
Reinvestment of distributions	243,266	495,959
Cost of shares redeemed	(2,047,775)	(1,742,440)

Net increase (decrease) in net assets resulting from share transactions	(606,340)	(834,717)
Total increase (decrease) in net assets	(83,529)	(1,210,789)

Net Assets
Beginning of period	10,195,551	11,406,340
End of period	$10,112,022	$10,195,551

Other Information
Shares
Sold	23,725	8,330
Issued in reinvestment of distributions	4,804	10,221
Redeemed	(40,300)	(35,173)
Net increase (decrease)	(11,771)	(16,622)

Financial Highlights
Fidelity Simplicity RMD 2010 Fund℠

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.38	$52.09	$59.88	$55.75	$53.53
Income from Investment Operations
Net investment income (loss) A,B	1.525	1.837	1.444	.508	.888
Net realized and unrealized gain (loss)	2.604	(.873)	(6.454)	5.365	3.009
Total from investment operations	4.129	.964	(5.010)	5.873	3.897
Distributions from net investment income	(1.440)	(1.808)	(1.433)	(.533)	(.908)
Distributions from net realized gain	(.009)	(.866)	(1.347)	(1.210)	(.769)
Total distributions	(1.449)	(2.674)	(2.780)	(1.743)	(1.677)
Net asset value, end of period	$53.06	$50.38	$52.09	$59.88	$55.75
Total Return C	8.36%	2.17%	(8.77)%	10.69%	7.44%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.48%	.49%	.49%	.50%	.51%
Expenses net of fee waivers, if any	.48%	.49%	.49%	.50%	.51%
Expenses net of all reductions	.48%	.49%	.49%	.50%	.51%
Net investment income (loss)	3.02%	3.74%	2.58%	.88%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$10,112	$10,196	$11,406	$14,826	$11,105
Portfolio turnover rate F	30%	24%	58%	32%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Simplicity RMD 2015 Fund℠
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 20.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	10,405	128,609
Fidelity Series Blue Chip Growth Fund (a)	18,861	360,810
Fidelity Series Commodity Strategy Fund (a)	1,715	160,735
Fidelity Series Growth Company Fund (a)	28,105	678,462
Fidelity Series Intrinsic Opportunities Fund (a)	10,296	125,715
Fidelity Series Large Cap Stock Fund (a)	27,490	639,959
Fidelity Series Large Cap Value Index Fund (a)	11,892	195,856
Fidelity Series Opportunistic Insights Fund (a)	17,023	399,712
Fidelity Series Small Cap Core Fund (a)	1,515	18,836
Fidelity Series Small Cap Discovery Fund (a)	4,396	52,139
Fidelity Series Small Cap Opportunities Fund (a)	12,225	198,537
Fidelity Series Stock Selector Large Cap Value Fund (a)	30,215	436,905
Fidelity Series Value Discovery Fund (a)	24,226	389,556
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,759,021)		3,785,831

International Equity Funds - 20.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	14,811	233,428
Fidelity Series Emerging Markets Fund (a)	31,511	288,327
Fidelity Series Emerging Markets Opportunities Fund (a)	61,519	1,154,717
Fidelity Series International Growth Fund (a)	35,553	659,155
Fidelity Series International Small Cap Fund (a)	15,815	286,733
Fidelity Series International Value Fund (a)	50,019	655,254
Fidelity Series Overseas Fund (a)	45,324	654,475
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,146,318)		3,932,089

Bond Funds - 59.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	174,316	1,689,121
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	140,570	1,089,420
Fidelity Series Emerging Markets Debt Fund (a)	12,664	100,176
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,433	31,073
Fidelity Series Floating Rate High Income Fund (a)	2,112	18,963
Fidelity Series High Income Fund (a)	12,054	102,819
Fidelity Series International Credit Fund (a)	590	4,852
Fidelity Series International Developed Markets Bond Index Fund (a)	86,603	752,581
Fidelity Series Investment Grade Bond Fund (a)	678,316	6,837,417
Fidelity Series Long-Term Treasury Bond Index Fund (a)	104,350	591,667
Fidelity Series Real Estate Income Fund (a)	1,906	18,813
TOTAL BOND FUNDS (Cost $12,291,441)		11,236,902

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	22,895	22,895
Fidelity Series Short-Term Credit Fund (a)	541	5,389
TOTAL SHORT-TERM FUNDS (Cost $28,117)		28,284

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,224,897)	18,983,106
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,174)
NET ASSETS - 100.0%	18,974,932

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,754,493	438,793	540,555	55,692	(11,126)	47,516	1,689,121
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,403,066	133,899	417,346	51,409	(90,999)	60,800	1,089,420
Fidelity Series All-Sector Equity Fund	140,072	23,971	54,068	8,814	4,316	14,318	128,609
Fidelity Series Blue Chip Growth Fund	387,380	56,609	177,542	2,038	23,726	70,637	360,810
Fidelity Series Canada Fund	271,760	35,117	88,701	8,147	18,546	(3,294)	233,428
Fidelity Series Commodity Strategy Fund	169,211	65,388	58,785	6,370	(5,152)	(9,927)	160,735
Fidelity Series Emerging Markets Debt Fund	115,939	13,455	33,650	6,599	(6,318)	10,750	100,176
Fidelity Series Emerging Markets Debt Local Currency Fund	39,471	4,646	10,661	2,359	(1,146)	(1,237)	31,073
Fidelity Series Emerging Markets Fund	294,538	105,728	121,625	6,771	(11,200)	20,886	288,327
Fidelity Series Emerging Markets Opportunities Fund	1,282,993	357,668	514,409	31,253	(38,751)	67,216	1,154,717
Fidelity Series Floating Rate High Income Fund	22,527	4,641	8,179	1,955	(18)	(8)	18,963
Fidelity Series Government Money Market Fund 5.42%	948,979	223,118	1,149,202	21,832	-	-	22,895
Fidelity Series Growth Company Fund	721,414	134,731	337,918	19,712	45,888	114,347	678,462
Fidelity Series High Income Fund	121,117	15,246	36,451	6,991	(3,984)	6,891	102,819
Fidelity Series International Credit Fund	4,356	194	-	194	-	302	4,852
Fidelity Series International Developed Markets Bond Index Fund	884,599	123,115	268,946	28,821	(22,285)	36,098	752,581
Fidelity Series International Growth Fund	772,323	103,825	287,127	8,855	(1,846)	71,980	659,155
Fidelity Series International Small Cap Fund	214,488	153,871	122,952	10,762	1,691	39,635	286,733
Fidelity Series International Value Fund	777,066	104,920	313,599	22,049	27,445	59,422	655,254
Fidelity Series Intrinsic Opportunities Fund	144,024	46,240	58,122	29,515	(10,239)	3,812	125,715
Fidelity Series Investment Grade Bond Fund	7,508,282	1,419,167	2,178,580	295,616	(165,807)	254,355	6,837,417
Fidelity Series Large Cap Stock Fund	678,138	133,674	273,745	32,842	35,487	66,405	639,959
Fidelity Series Large Cap Value Index Fund	212,109	46,230	81,211	7,918	7,607	11,121	195,856
Fidelity Series Long-Term Treasury Bond Index Fund	971,051	185,576	529,142	27,545	(189,208)	153,390	591,667
Fidelity Series Opportunistic Insights Fund	429,898	55,886	195,571	3,878	17,578	91,921	399,712
Fidelity Series Overseas Fund	773,447	93,417	293,304	11,264	32,603	48,312	654,475
Fidelity Series Real Estate Income Fund	30,434	2,834	14,459	1,504	(1,165)	1,169	18,813
Fidelity Series Short-Term Credit Fund	135,521	7,821	140,256	2,349	(153)	2,456	5,389
Fidelity Series Small Cap Core Fund	1,712	16,101	754	103	53	1,724	18,836
Fidelity Series Small Cap Discovery Fund	61,904	16,556	27,915	4,759	(47)	1,641	52,139
Fidelity Series Small Cap Opportunities Fund	206,570	35,924	78,788	1,982	687	34,144	198,537
Fidelity Series Stock Selector Large Cap Value Fund	472,070	124,991	204,902	28,863	4,947	39,799	436,905
Fidelity Series Value Discovery Fund	423,083	118,583	171,679	19,762	5,887	13,682	389,556
	22,374,035	4,401,935	8,790,144	768,523	(332,983)	1,330,263	18,983,106

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,785,831	3,785,831	-	-

International Equity Funds	3,932,089	3,932,089	-	-

Bond Funds	11,236,902	11,236,902	-	-

Short-Term Funds	28,284	28,284	-	-
Total Investments in Securities:	18,983,106	18,983,106	-	-
Fidelity Simplicity RMD 2015 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $18,224,897)	$18,983,106

Total Investment in Securities (cost $18,224,897)		$18,983,106
Cash		2
Receivable for investments sold		142,764
Total assets		19,125,872
Liabilities
Payable for investments purchased	$138,704
Payable for fund shares redeemed	4,060
Accrued management fee	8,176
Total liabilities		150,940
Net Assets		$18,974,932
Net Assets consist of:
Paid in capital		$19,688,855
Total accumulated earnings (loss)		(713,923)
Net Assets		$18,974,932
Net Asset Value, offering price and redemption price per share ($18,974,932 ÷ 312,768 shares)		$60.67
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends:
Affiliated issuers		$652,368
Expenses
Management fee	$103,222
Independent trustees' fees and expenses	61
Miscellaneous	92
Total expenses		103,375
Net Investment income (loss)		548,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(332,983)
Capital gain distributions from underlying funds:
Affiliated issuers	116,155
Total net realized gain (loss)		(216,828)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,330,263
Total change in net unrealized appreciation (depreciation)		1,330,263
Net gain (loss)		1,113,435
Net increase (decrease) in net assets resulting from operations		$1,662,428
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$548,993	$850,935
Net realized gain (loss)	(216,828)	(911,479)
Change in net unrealized appreciation (depreciation)	1,330,263	681,526
Net increase (decrease) in net assets resulting from operations	1,662,428	620,982
Distributions to shareholders	(530,828)	(1,400,178)

Share transactions
Proceeds from sales of shares	771,599	1,485,316
Reinvestment of distributions	455,624	1,225,964
Cost of shares redeemed	(5,757,442)	(6,476,135)

Net increase (decrease) in net assets resulting from share transactions	(4,530,219)	(3,764,855)
Total increase (decrease) in net assets	(3,398,619)	(4,544,051)

Net Assets
Beginning of period	22,373,551	26,917,602
End of period	$18,974,932	$22,373,551

Other Information
Shares
Sold	14,050	26,943
Issued in reinvestment of distributions	7,950	22,653
Redeemed	(102,193)	(117,741)
Net increase (decrease)	(80,193)	(68,145)

Financial Highlights
Fidelity Simplicity RMD 2015 Fund℠

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$56.94	$58.38	$68.21	$61.80	$59.41
Income from Investment Operations
Net investment income (loss) A,B	1.579	1.947	1.629	.565	.947
Net realized and unrealized gain (loss)	3.675	(.246)	(7.886)	7.894	3.526
Total from investment operations	5.254	1.701	(6.257)	8.459	4.473
Distributions from net investment income	(1.510)	(1.901)	(1.569)	(.598)	(.987)
Distributions from net realized gain	(.014)	(1.240)	(2.004)	(1.451)	(1.096)
Total distributions	(1.524)	(3.141)	(3.573)	(2.049)	(2.083)
Net asset value, end of period	$60.67	$56.94	$58.38	$68.21	$61.80
Total Return C	9.41%	3.32%	(9.69)%	13.92%	7.71%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.52%	.53%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.52%	.53%	.54%	.55%	.55%
Expenses net of all reductions	.52%	.53%	.54%	.55%	.55%
Net investment income (loss)	2.76%	3.54%	2.58%	.86%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$18,975	$22,374	$26,918	$31,376	$21,546
Portfolio turnover rate F	22%	27%	58%	30%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Simplicity RMD 2020 Fund℠
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 25.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	33,596	415,248
Fidelity Series Blue Chip Growth Fund (a)	60,962	1,166,205
Fidelity Series Commodity Strategy Fund (a)	4,300	402,905
Fidelity Series Growth Company Fund (a)	90,842	2,192,919
Fidelity Series Intrinsic Opportunities Fund (a)	32,966	402,517
Fidelity Series Large Cap Stock Fund (a)	88,833	2,068,028
Fidelity Series Large Cap Value Index Fund (a)	38,436	633,044
Fidelity Series Opportunistic Insights Fund (a)	55,023	1,291,946
Fidelity Series Small Cap Core Fund (a)	5,109	63,509
Fidelity Series Small Cap Discovery Fund (a)	14,209	168,523
Fidelity Series Small Cap Opportunities Fund (a)	39,508	641,603
Fidelity Series Stock Selector Large Cap Value Fund (a)	97,660	1,412,159
Fidelity Series Value Discovery Fund (a)	78,304	1,259,129
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,032,968)		12,117,735

International Equity Funds - 24.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	45,517	717,348
Fidelity Series Emerging Markets Fund (a)	90,043	823,891
Fidelity Series Emerging Markets Opportunities Fund (a)	175,795	3,299,666
Fidelity Series International Growth Fund (a)	109,260	2,025,675
Fidelity Series International Small Cap Fund (a)	39,658	719,007
Fidelity Series International Value Fund (a)	153,629	2,012,546
Fidelity Series Overseas Fund (a)	139,217	2,010,287
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,476,666)		11,608,420

Bond Funds - 50.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	164,033	1,589,475
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	511,939	3,967,524
Fidelity Series Emerging Markets Debt Fund (a)	31,840	251,853
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,534	77,233
Fidelity Series Floating Rate High Income Fund (a)	5,290	47,501
Fidelity Series High Income Fund (a)	30,256	258,086
Fidelity Series International Credit Fund (a)	1,364	11,215
Fidelity Series International Developed Markets Bond Index Fund (a)	216,931	1,885,128
Fidelity Series Investment Grade Bond Fund (a)	1,318,475	13,290,223
Fidelity Series Long-Term Treasury Bond Index Fund (a)	424,387	2,406,277
Fidelity Series Real Estate Income Fund (a)	4,778	47,164
TOTAL BOND FUNDS (Cost $26,539,044)		23,831,679

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	39,354	39,354
Fidelity Series Short-Term Credit Fund (a)	311	3,101
TOTAL SHORT-TERM FUNDS (Cost $42,366)		42,455

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $45,091,044)	47,600,289
NET OTHER ASSETS (LIABILITIES) - 0.0%	(22,008)
NET ASSETS - 100.0%	47,578,281

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,165,201	721,349	327,869	46,092	(143)	30,937	1,589,475
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,656,207	623,769	1,217,151	184,202	(153,602)	58,301	3,967,524
Fidelity Series All-Sector Equity Fund	434,244	69,593	150,170	29,224	4,417	57,164	415,248
Fidelity Series Blue Chip Growth Fund	1,201,012	190,387	537,534	6,563	75,643	236,697	1,166,205
Fidelity Series Canada Fund	773,096	131,500	238,312	25,320	31,438	19,626	717,348
Fidelity Series Commodity Strategy Fund	397,323	170,931	128,529	15,485	(8,779)	(28,041)	402,905
Fidelity Series Emerging Markets Debt Fund	272,798	38,970	71,441	16,297	(9,100)	20,626	251,853
Fidelity Series Emerging Markets Debt Local Currency Fund	92,119	14,173	23,196	5,919	(2,089)	(3,774)	77,233
Fidelity Series Emerging Markets Fund	816,164	266,614	289,572	19,599	(21,635)	52,320	823,891
Fidelity Series Emerging Markets Opportunities Fund	3,432,574	992,210	1,226,224	90,472	(106,001)	207,107	3,299,666
Fidelity Series Floating Rate High Income Fund	52,711	12,768	17,914	4,824	195	(259)	47,501
Fidelity Series Government Money Market Fund 5.42%	1,333,176	388,664	1,682,486	26,047	-	-	39,354
Fidelity Series Growth Company Fund	2,236,693	448,840	1,023,405	65,302	108,446	422,345	2,192,919
Fidelity Series High Income Fund	283,321	44,511	77,435	17,275	(4,816)	12,505	258,086
Fidelity Series International Credit Fund	10,068	449	-	449	-	698	11,215
Fidelity Series International Developed Markets Bond Index Fund	2,077,665	382,727	609,126	72,238	(27,883)	61,745	1,885,128
Fidelity Series International Growth Fund	2,197,576	367,617	767,860	27,518	10,741	217,601	2,025,675
Fidelity Series International Small Cap Fund	607,567	293,239	272,773	26,913	(7,537)	98,511	719,007
Fidelity Series International Value Fund	2,211,035	339,241	814,435	68,521	72,898	203,807	2,012,546
Fidelity Series Intrinsic Opportunities Fund	446,486	132,367	160,073	92,972	(26,547)	10,284	402,517
Fidelity Series Investment Grade Bond Fund	15,174,171	2,523,968	4,590,831	603,994	(269,085)	452,000	13,290,223
Fidelity Series Large Cap Stock Fund	2,102,506	364,003	736,604	106,774	101,178	236,945	2,068,028
Fidelity Series Large Cap Value Index Fund	657,597	135,190	222,565	26,445	18,197	44,625	633,044
Fidelity Series Long-Term Treasury Bond Index Fund	2,622,826	1,184,367	1,318,121	88,103	(343,472)	260,677	2,406,277
Fidelity Series Opportunistic Insights Fund	1,332,855	171,678	574,194	12,970	44,675	316,932	1,291,946
Fidelity Series Overseas Fund	2,200,770	305,325	757,590	35,005	73,335	188,447	2,010,287
Fidelity Series Real Estate Income Fund	73,607	7,670	34,260	3,672	(3,432)	3,579	47,164
Fidelity Series Short-Term Credit Fund	66,864	8,882	73,771	1,152	(167)	1,293	3,101
Fidelity Series Small Cap Core Fund	4,588	54,234	1,392	340	107	5,972	63,509
Fidelity Series Small Cap Discovery Fund	191,883	47,719	77,586	15,432	3,306	3,201	168,523
Fidelity Series Small Cap Opportunities Fund	640,394	118,250	234,749	6,428	3,117	114,591	641,603
Fidelity Series Stock Selector Large Cap Value Fund	1,463,612	365,197	564,736	95,714	27,161	120,925	1,412,159
Fidelity Series Value Discovery Fund	1,311,726	364,317	482,431	65,879	12,816	52,701	1,259,129
	52,540,435	11,280,719	19,304,335	1,903,140	(396,618)	3,480,088	47,600,289

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	12,117,735	12,117,735	-	-

International Equity Funds	11,608,420	11,608,420	-	-

Bond Funds	23,831,679	23,831,679	-	-

Short-Term Funds	42,455	42,455	-	-
Total Investments in Securities:	47,600,289	47,600,289	-	-
Fidelity Simplicity RMD 2020 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $45,091,044)	$47,600,289

Total Investment in Securities (cost $45,091,044)		$47,600,289
Cash		206
Receivable for investments sold		416,381
Receivable for fund shares sold		16
Total assets		48,016,892
Liabilities
Payable for investments purchased	$401,543
Payable for fund shares redeemed	14,854
Accrued management fee	22,214
Total liabilities		438,611
Net Assets		$47,578,281
Net Assets consist of:
Paid in capital		$47,953,477
Total accumulated earnings (loss)		(375,196)
Net Assets		$47,578,281
Net Asset Value, offering price and redemption price per share ($47,578,281 ÷ 753,294 shares)		$63.16
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends:
Affiliated issuers		$1,527,573
Expenses
Management fee	$274,828
Independent trustees' fees and expenses	149
Miscellaneous	193
Total expenses before reductions	275,170
Expense reductions	(7)
Total expenses after reductions		275,163
Net Investment income (loss)		1,252,410
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(396,618)
Capital gain distributions from underlying funds:
Affiliated issuers	375,567
Total net realized gain (loss)		(21,051)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,480,088
Total change in net unrealized appreciation (depreciation)		3,480,088
Net gain (loss)		3,459,037
Net increase (decrease) in net assets resulting from operations		$4,711,447
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,252,410	$1,722,629
Net realized gain (loss)	(21,051)	(1,903,256)
Change in net unrealized appreciation (depreciation)	3,480,088	2,107,511
Net increase (decrease) in net assets resulting from operations	4,711,447	1,926,884
Distributions to shareholders	(1,214,497)	(3,243,749)

Share transactions
Proceeds from sales of shares	3,071,647	3,392,453
Reinvestment of distributions	1,114,269	3,036,491
Cost of shares redeemed	(12,643,969)	(11,007,930)

Net increase (decrease) in net assets resulting from share transactions	(8,458,053)	(4,578,986)
Total increase (decrease) in net assets	(4,961,103)	(5,895,851)

Net Assets
Beginning of period	52,539,384	58,435,235
End of period	$47,578,281	$52,539,384

Other Information
Shares
Sold	52,344	60,470
Issued in reinvestment of distributions	18,873	55,248
Redeemed	(214,346)	(198,222)
Net increase (decrease)	(143,129)	(82,504)

Financial Highlights
Fidelity Simplicity RMD 2020 Fund℠

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$58.61	$59.69	$70.79	$62.18	$59.88
Income from Investment Operations
Net investment income (loss) A,B	1.505	1.853	1.637	.586	.930
Net realized and unrealized gain (loss)	4.486	.496	(8.714)	9.999	3.672
Total from investment operations	5.991	2.349	(7.077)	10.585	4.602
Distributions from net investment income	(1.422)	(1.819)	(1.614)	(.617)	(.966)
Distributions from net realized gain	(.019)	(1.610)	(2.409)	(1.358)	(1.336)
Total distributions	(1.441)	(3.429)	(4.023)	(1.975)	(2.302)
Net asset value, end of period	$63.16	$58.61	$59.69	$70.79	$62.18
Total Return C	10.41%	4.45%	(10.63)%	17.29%	7.88%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.56%	.57%	.58%	.59%	.60%
Expenses net of fee waivers, if any	.56%	.57%	.58%	.59%	.60%
Expenses net of all reductions	.56%	.57%	.58%	.59%	.60%
Net investment income (loss)	2.55%	3.31%	2.51%	.87%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$47,578	$52,539	$58,435	$67,611	$49,365
Portfolio turnover rate F	23%	30%	62%	34%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Simplicity RMD 2025 Fund℠
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 30.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	9,818	121,356
Fidelity Series Blue Chip Growth Fund (a)	17,849	341,450
Fidelity Series Commodity Strategy Fund (a)	1,061	99,397
Fidelity Series Growth Company Fund (a)	26,567	641,317
Fidelity Series Intrinsic Opportunities Fund (a)	9,559	116,720
Fidelity Series Large Cap Stock Fund (a)	25,950	604,118
Fidelity Series Large Cap Value Index Fund (a)	11,225	184,882
Fidelity Series Opportunistic Insights Fund (a)	16,106	378,172
Fidelity Series Small Cap Core Fund (a)	1,466	18,225
Fidelity Series Small Cap Discovery Fund (a)	4,150	49,218
Fidelity Series Small Cap Opportunities Fund (a)	11,441	185,804
Fidelity Series Stock Selector Large Cap Value Fund (a)	28,522	412,423
Fidelity Series Value Discovery Fund (a)	22,869	367,732
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,757,877)		3,520,814

International Equity Funds - 27.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	12,934	203,840
Fidelity Series Emerging Markets Fund (a)	24,422	223,462
Fidelity Series Emerging Markets Opportunities Fund (a)	47,680	894,946
Fidelity Series International Growth Fund (a)	31,047	575,616
Fidelity Series International Small Cap Fund (a)	9,761	176,961
Fidelity Series International Value Fund (a)	43,680	572,208
Fidelity Series Overseas Fund (a)	39,576	571,478
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,785,948)		3,218,511

Bond Funds - 42.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	140,004	1,085,028
Fidelity Series Emerging Markets Debt Fund (a)	7,890	62,410
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,067	18,711
Fidelity Series Floating Rate High Income Fund (a)	1,303	11,697
Fidelity Series High Income Fund (a)	7,444	63,499
Fidelity Series International Credit Fund (a)	369	3,030
Fidelity Series International Developed Markets Bond Index Fund (a)	52,489	456,132
Fidelity Series Investment Grade Bond Fund (a)	250,154	2,521,548
Fidelity Series Long-Term Treasury Bond Index Fund (a)	133,855	758,956
Fidelity Series Real Estate Income Fund (a)	1,178	11,632
TOTAL BOND FUNDS (Cost $5,546,860)		4,992,643

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,090,685)	11,731,968
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,893)
NET ASSETS - 100.0%	11,726,075

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	944,353	385,804	229,357	42,757	(15,238)	(534)	1,085,028
Fidelity Series All-Sector Equity Fund	109,440	32,058	36,745	7,729	(20)	16,623	121,356
Fidelity Series Blue Chip Growth Fund	302,681	91,189	136,075	1,719	9,366	74,289	341,450
Fidelity Series Canada Fund	186,008	58,964	55,118	6,343	247	13,739	203,840
Fidelity Series Commodity Strategy Fund	84,462	50,137	27,092	3,400	(595)	(7,515)	99,397
Fidelity Series Emerging Markets Debt Fund	58,061	17,164	15,411	3,700	(1,560)	4,156	62,410
Fidelity Series Emerging Markets Debt Local Currency Fund	19,445	5,611	5,034	1,298	(297)	(1,014)	18,711
Fidelity Series Emerging Markets Fund	188,998	125,075	98,451	4,711	(6,665)	14,505	223,462
Fidelity Series Emerging Markets Opportunities Fund	802,391	325,657	261,826	21,747	(26,367)	55,091	894,946
Fidelity Series Floating Rate High Income Fund	11,196	4,398	3,876	1,093	38	(59)	11,697
Fidelity Series Government Money Market Fund 5.42%	145,790	39,653	185,443	1,510	-	-	-
Fidelity Series Growth Company Fund	563,700	193,460	258,744	17,323	6,711	136,190	641,317
Fidelity Series High Income Fund	60,152	18,564	16,967	3,918	(991)	2,741	63,499
Fidelity Series International Credit Fund	2,720	122	-	121	-	188	3,030
Fidelity Series International Developed Markets Bond Index Fund	431,880	146,523	129,253	16,276	(4,562)	11,544	456,132
Fidelity Series International Growth Fund	528,793	170,324	181,451	6,892	1,629	56,321	575,616
Fidelity Series International Small Cap Fund	145,466	69,287	56,309	5,841	(4,162)	22,679	176,961
Fidelity Series International Value Fund	532,013	161,202	194,870	17,171	7,606	66,257	572,208
Fidelity Series Intrinsic Opportunities Fund	112,526	48,877	40,983	24,431	(4,633)	933	116,720
Fidelity Series Investment Grade Bond Fund	2,828,311	804,896	1,141,033	113,833	(95,062)	124,436	2,521,548
Fidelity Series Large Cap Stock Fund	529,879	163,165	181,969	27,376	6,287	86,756	604,118
Fidelity Series Large Cap Value Index Fund	165,731	57,215	55,479	6,901	694	16,721	184,882
Fidelity Series Long-Term Treasury Bond Index Fund	609,688	477,443	310,328	23,585	(57,975)	40,128	758,956
Fidelity Series Opportunistic Insights Fund	335,916	89,370	143,843	3,377	813	95,916	378,172
Fidelity Series Overseas Fund	529,558	152,756	179,310	8,768	996	67,478	571,478
Fidelity Series Real Estate Income Fund	15,623	3,672	7,710	833	(352)	399	11,632
Fidelity Series Short-Term Credit Fund	4,034	31	4,056	30	42	(51)	-
Fidelity Series Small Cap Core Fund	1,060	15,745	385	94	26	1,779	18,225
Fidelity Series Small Cap Discovery Fund	48,357	19,241	20,056	4,253	(679)	2,355	49,218
Fidelity Series Small Cap Opportunities Fund	161,389	51,161	59,295	1,682	(66)	32,615	185,804
Fidelity Series Stock Selector Large Cap Value Fund	368,872	144,679	141,728	25,329	(77)	40,677	412,423
Fidelity Series Value Discovery Fund	330,588	138,485	119,793	17,251	193	18,259	367,732
	11,159,081	4,061,928	4,297,990	421,292	(184,653)	993,602	11,731,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,520,814	3,520,814	-	-

International Equity Funds	3,218,511	3,218,511	-	-

Bond Funds	4,992,643	4,992,643	-	-
Total Investments in Securities:	11,731,968	11,731,968	-	-
Fidelity Simplicity RMD 2025 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $11,090,685)	$11,731,968

Total Investment in Securities (cost $11,090,685)		$11,731,968
Receivable for investments sold		109,628
Total assets		11,841,596
Liabilities
Payable for investments purchased	$94,844
Payable for fund shares redeemed	14,783
Accrued management fee	5,894
Total liabilities		115,521
Net Assets		$11,726,075
Net Assets consist of:
Paid in capital		$11,741,554
Total accumulated earnings (loss)		(15,479)
Net Assets		$11,726,075
Net Asset Value, offering price and redemption price per share ($11,726,075 ÷ 1,025,947 shares)		$11.43
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends:
Affiliated issuers		$322,937
Expenses
Management fee	$68,008
Independent trustees' fees and expenses	33
Miscellaneous	69
Total expenses		68,110
Net Investment income (loss)		254,827
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(184,653)
Capital gain distributions from underlying funds:
Affiliated issuers	98,355
Total net realized gain (loss)		(86,298)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	993,602
Total change in net unrealized appreciation (depreciation)		993,602
Net gain (loss)		907,304
Net increase (decrease) in net assets resulting from operations		$1,162,131
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$254,827	$316,447
Net realized gain (loss)	(86,298)	(185,474)
Change in net unrealized appreciation (depreciation)	993,602	478,610
Net increase (decrease) in net assets resulting from operations	1,162,131	609,583
Distributions to shareholders	(245,693)	(551,378)

Share transactions
Proceeds from sales of shares	2,209,638	2,145,106
Reinvestment of distributions	237,808	530,200
Cost of shares redeemed	(2,796,609)	(2,478,871)

Net increase (decrease) in net assets resulting from share transactions	(349,163)	196,435
Total increase (decrease) in net assets	567,275	254,640

Net Assets
Beginning of period	11,158,800	10,904,160
End of period	$11,726,075	$11,158,800

Other Information
Shares
Sold	206,132	222,343
Issued in reinvestment of distributions	22,429	54,701
Redeemed	(265,768)	(252,694)
Net increase (decrease)	(37,207)	24,350

Financial Highlights
Fidelity Simplicity RMD 2025 Fund℠

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$10.50	$12.57	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.243	.299	.269	.088	.118
Net realized and unrealized gain (loss)	.920	.236	(1.561)	2.054	.822
Total from investment operations	1.163	.535	(1.292)	2.142	.940
Distributions from net investment income	(.229)	(.301)	(.283)	(.106)	(.134)
Distributions from net realized gain	(.004)	(.234)	(.495)	(.236)	(.036)
Total distributions	(.233)	(.535)	(.778)	(.342)	(.170)
Net asset value, end of period	$11.43	$10.50	$10.50	$12.57	$10.77
Total Return D	11.26%	5.63%	(11.01)%	20.21%	9.45%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.61%	.61%	.62%	.63%	.64% G
Expenses net of fee waivers, if any	.61%	.61%	.62%	.63%	.64% G
Expenses net of all reductions	.61%	.61%	.62%	.63%	.64% G
Net investment income (loss)	2.29%	3.01%	2.35%	.74%	1.21% G
Supplemental Data
Net assets, end of period (000 omitted)	$11,726	$11,159	$10,904	$11,399	$5,676
Portfolio turnover rate H	36%	40%	79%	66%	54% G

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Simplicity RMD 2030 Fund℠
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 34.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	754	9,320
Fidelity Series Blue Chip Growth Fund (a)	1,377	26,344
Fidelity Series Commodity Strategy Fund (a)	72	6,732
Fidelity Series Growth Company Fund (a)	2,048	49,434
Fidelity Series Intrinsic Opportunities Fund (a)	734	8,960
Fidelity Series Large Cap Stock Fund (a)	1,997	46,481
Fidelity Series Large Cap Value Index Fund (a)	864	14,237
Fidelity Series Opportunistic Insights Fund (a)	1,242	29,172
Fidelity Series Small Cap Core Fund (a)	116	1,438
Fidelity Series Small Cap Discovery Fund (a)	320	3,790
Fidelity Series Small Cap Opportunities Fund (a)	875	14,205
Fidelity Series Stock Selector Large Cap Value Fund (a)	2,196	31,759
Fidelity Series Value Discovery Fund (a)	1,761	28,318
TOTAL DOMESTIC EQUITY FUNDS (Cost $210,293)		270,190

International Equity Funds - 30.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	977	15,401
Fidelity Series Emerging Markets Fund (a)	1,787	16,352
Fidelity Series Emerging Markets Opportunities Fund (a)	3,489	65,487
Fidelity Series International Growth Fund (a)	2,346	43,490
Fidelity Series International Small Cap Fund (a)	664	12,031
Fidelity Series International Value Fund (a)	3,301	43,242
Fidelity Series Overseas Fund (a)	2,991	43,192
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $205,301)		239,195

Bond Funds - 36.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	5,231	40,542
Fidelity Series Emerging Markets Debt Fund (a)	536	4,239
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	140	1,265
Fidelity Series Floating Rate High Income Fund (a)	88	793
Fidelity Series High Income Fund (a)	506	4,316
Fidelity Series International Developed Markets Bond Index Fund (a)	3,539	30,756
Fidelity Series Investment Grade Bond Fund (a)	14,765	148,831
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,685	54,911
Fidelity Series Real Estate Income Fund (a)	80	788
TOTAL BOND FUNDS (Cost $285,042)		286,441

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $700,636)	795,826
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(425)
NET ASSETS - 100.0%	795,401

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	28,016	25,956	13,288	1,409	(439)	297	40,542
Fidelity Series All-Sector Equity Fund	7,332	4,654	3,956	548	229	1,061	9,320
Fidelity Series Blue Chip Growth Fund	20,277	13,015	13,260	113	1,596	4,716	26,344
Fidelity Series Canada Fund	12,082	8,199	6,001	421	44	1,077	15,401
Fidelity Series Commodity Strategy Fund	4,959	4,851	2,586	195	(225)	(267)	6,732
Fidelity Series Emerging Markets Debt Fund	3,380	2,270	1,589	235	(1)	179	4,239
Fidelity Series Emerging Markets Debt Local Currency Fund	1,132	731	523	79	(3)	(72)	1,265
Fidelity Series Emerging Markets Fund	12,590	9,504	6,414	303	(161)	833	16,352
Fidelity Series Emerging Markets Opportunities Fund	50,240	38,842	26,151	1,399	(446)	3,002	65,487
Fidelity Series Floating Rate High Income Fund	655	504	364	69	-	(2)	793
Fidelity Series Government Money Market Fund 5.42%	8,111	2,134	10,245	83	-	-	-
Fidelity Series Growth Company Fund	37,763	25,329	24,682	1,170	2,371	8,653	49,434
Fidelity Series High Income Fund	3,519	2,402	1,727	249	4	118	4,316
Fidelity Series International Developed Markets Bond Index Fund	25,297	18,204	13,173	1,036	(150)	578	30,756
Fidelity Series International Growth Fund	34,327	22,626	17,833	457	437	3,933	43,490
Fidelity Series International Small Cap Fund	9,389	6,714	5,237	346	93	1,072	12,031
Fidelity Series International Value Fund	34,547	23,102	20,028	1,140	405	5,216	43,242
Fidelity Series Intrinsic Opportunities Fund	7,538	7,159	5,725	1,567	(357)	345	8,960
Fidelity Series Investment Grade Bond Fund	147,280	93,007	93,664	6,373	(905)	3,113	148,831
Fidelity Series Large Cap Stock Fund	35,497	22,990	19,311	1,844	737	6,568	46,481
Fidelity Series Large Cap Value Index Fund	11,103	7,743	6,031	473	126	1,296	14,237
Fidelity Series Long-Term Treasury Bond Index Fund	38,354	44,236	26,811	1,618	(1,535)	667	54,911
Fidelity Series Opportunistic Insights Fund	22,503	13,853	14,369	230	1,249	5,936	29,172
Fidelity Series Overseas Fund	34,388	21,622	18,076	581	405	4,853	43,192
Fidelity Series Real Estate Income Fund	897	401	521	52	(20)	31	788
Fidelity Series Short-Term Credit Fund	654	4	657	5	2	(3)	-
Fidelity Series Small Cap Core Fund	77	1,315	97	7	2	141	1,438
Fidelity Series Small Cap Discovery Fund	3,240	2,410	2,005	327	30	115	3,790
Fidelity Series Small Cap Opportunities Fund	10,812	6,929	6,112	111	221	2,355	14,205
Fidelity Series Stock Selector Large Cap Value Fund	24,711	18,597	14,782	1,794	296	2,937	31,759
Fidelity Series Value Discovery Fund	22,146	17,655	13,085	1,193	6	1,596	28,318
	652,816	466,958	388,303	25,427	4,011	60,344	795,826

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	270,190	270,190	-	-

International Equity Funds	239,195	239,195	-	-

Bond Funds	286,441	286,441	-	-
Total Investments in Securities:	795,826	795,826	-	-
Fidelity Simplicity RMD 2030 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $700,636)	$795,826

Total Investment in Securities (cost $700,636)		$795,826
Cash		12
Receivable for investments sold		8,028
Total assets		803,866
Liabilities
Payable for investments purchased	$8,028
Accrued management fee	437
Total liabilities		8,465
Net Assets		$795,401
Net Assets consist of:
Paid in capital		$691,189
Total accumulated earnings (loss)		104,212
Net Assets		$795,401
Net Asset Value, offering price and redemption price per share ($795,401 ÷ 66,144 shares)		$12.03
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends:
Affiliated issuers		$18,723
Expenses
Management fee	$4,620
Independent trustees' fees and expenses	2
Miscellaneous	7
Total expenses		4,629
Net Investment income (loss)		14,094
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	4,011
Capital gain distributions from underlying funds:
Affiliated issuers	6,704
Total net realized gain (loss)		10,715
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	60,344
Total change in net unrealized appreciation (depreciation)		60,344
Net gain (loss)		71,059
Net increase (decrease) in net assets resulting from operations		$85,153
Statement of Changes in Net Assets

	Year ended July 31, 2024	For the period December 15, 2022 (commencement of operations) through July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,094	$1,985
Net realized gain (loss)	10,715	1,141
Change in net unrealized appreciation (depreciation)	60,344	34,846
Net increase (decrease) in net assets resulting from operations	85,153	37,972
Distributions to shareholders	(17,426)	(1,486)

Share transactions
Proceeds from sales of shares	345,523	636,085
Reinvestment of distributions	16,050	1,379
Cost of shares redeemed	(286,709)	(21,140)

Net increase (decrease) in net assets resulting from share transactions	74,864	616,324
Total increase (decrease) in net assets	142,591	652,810

Net Assets
Beginning of period	652,810	-
End of period	$795,401	$652,810

Other Information
Shares
Sold	30,889	61,367
Issued in reinvestment of distributions	1,454	132
Redeemed	(25,648)	(2,050)
Net increase (decrease)	6,695	59,449

Financial Highlights
Fidelity Simplicity RMD 2030 Fund℠

Years ended July 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.221	.044
Net realized and unrealized gain (loss)	1.103	.967
Total from investment operations	1.324	1.011
Distributions from net investment income	(.213)	(.031)
Distributions from net realized gain	(.061)	-
Total distributions	(.274)	(.031)
Net asset value, end of period	$12.03	$10.98
Total Return D	12.31%	10.13%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.65%	.66% G
Expenses net of fee waivers, if any	.65%	.66% G
Expenses net of all reductions	.65%	.66% G
Net investment income (loss)	1.98%	.67% G
Supplemental Data
Net assets, end of period (000 omitted)	$795	$653
Portfolio turnover rate H	55%	25% G

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund and Fidelity Simplicity RMD 2030 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of July 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Simplicity RMD Income Fund	29,709,242	1,473,975	(2,027,968)	(553,993)
Fidelity Simplicity RMD 2010 Fund	10,110,377	700,502	(694,850)	5,652
Fidelity Simplicity RMD 2015 Fund	18,457,689	1,822,494	(1,297,077)	525,417
Fidelity Simplicity RMD 2020 Fund	45,672,673	5,303,538	(3,375,922)	1,927,616
Fidelity Simplicity RMD 2025 Fund	11,239,294	1,240,946	(748,272)	492,674
Fidelity Simplicity RMD 2030 Fund	704,440	95,117	(3,731)	91,386

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Simplicity RMD Income Fund	113,673	-	(1,658,844)	(553,993)
Fidelity Simplicity RMD 2010 Fund	34,094	-	(325,785)	5,652
Fidelity Simplicity RMD 2015 Fund	55,210	-	(1,294,549)	525,417
Fidelity Simplicity RMD 2020 Fund	113,585	-	(2,416,397)	1,927,616
Fidelity Simplicity RMD 2025 Fund	23,045	-	(531,197)	492,674
Fidelity Simplicity RMD 2030 Fund	6,288	6,539	-	91,386

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Simplicity RMD Income Fund	(330,517)	(1,328,327)	(1,658,844)
Fidelity Simplicity RMD 2010 Fund	(131,210)	(194,575)	(325,785)
Fidelity Simplicity RMD 2015 Fund	(302,329)	(992,220)	(1,294,549)
Fidelity Simplicity RMD 2020 Fund	(1,097,028)	(1,319,369)	(2,416,397)
Fidelity Simplicity RMD 2025 Fund	(220,962)	(310,235)	(531,197)

Due to large subscriptions in a prior period, Fidelity Simplicity RMD 2025 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:
July 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Simplicity RMD Income Fund	986,396	-	986,396
Fidelity Simplicity RMD 2010 Fund	289,788	-	289,788
Fidelity Simplicity RMD 2015 Fund	530,828	-	530,828
Fidelity Simplicity RMD 2020 Fund	1,214,497	-	1,214,497
Fidelity Simplicity RMD 2025 Fund	245,693	-	245,693
Fidelity Simplicity RMD 2030 Fund	15,505	1,921	17,426

July 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Simplicity RMD Income Fund	1,447,229	633,905	2,081,134
Fidelity Simplicity RMD 2010 Fund	378,848	183,894	562,742
Fidelity Simplicity RMD 2015 Fund	837,648	562,530	1,400,178
Fidelity Simplicity RMD 2020 Fund	1,697,467	1,546,282	3,243,749
Fidelity Simplicity RMD 2025 Fund	311,135	240,243	551,378
Fidelity Simplicity RMD 2030 Fund A	1,486	-	1,486

A For the period December 15, 2022  (commencement of operations) through July 31, 2023.

3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Simplicity RMD Income Fund	6,331,710	13,322,311
Fidelity Simplicity RMD 2010 Fund	3,032,688	3,580,318
Fidelity Simplicity RMD 2015 Fund	4,401,935	8,790,144
Fidelity Simplicity RMD 2020 Fund	11,280,719	19,304,335
Fidelity Simplicity RMD 2025 Fund	4,061,928	4,297,990
Fidelity Simplicity RMD 2030 Fund	466,958	388,303
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

Fidelity Simplicity RMD Income Fund	.46%
Fidelity Simplicity RMD 2010 Fund	.48%
Fidelity Simplicity RMD 2015 Fund	.52%
Fidelity Simplicity RMD 2020 Fund	.56%
Fidelity Simplicity RMD 2025 Fund	.61%
Fidelity Simplicity RMD 2030 Fund	.65%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Simplicity RMD Income Fund	8
Fidelity Simplicity RMD 2010 Fund	1
Fidelity Simplicity RMD 2020 Fund	7
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Simplicity RMD 2030 Fund	16%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
8. Proposed Reorganization.
The Board of Trustees of the Funds approved an Agreement and Plan of Reorganization (the Agreement) between the Funds and Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund and Fidelity Freedom Blend 2030 Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Funds in exchange for corresponding shares of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund and Fidelity Freedom Blend 2030 Fund equal in value to the net assets of the Funds on the day the reorganization is effective.

A meeting of shareholders of the Funds is expected to be held during the fourth quarter of 2024 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on January 10, 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund and Fidelity Simplicity RMD 2030 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund and Fidelity Simplicity RMD 2030 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for the Fidelity Simplicity RMD 2025 Fund, which are for each of the four years in the period then ended and for the period from August 16, 2019 (commencement of operations) through July 31, 2020, and the statement of changes in net assets and the financial highlights for the Fidelity Simplicity RMD 2030 Fund which are for one year in the period then ended and for the period from December 15, 2022 (commencement of operations) through July 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the period mentioned above), and the financial highlights for each of the five years in the period then ended (or for the periods mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Simplicity RMD 2030 Fund	$8,320
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Simplicity RMD Income Fund	40.44%
Fidelity Simplicity RMD 2010 Fund	35.80%
Fidelity Simplicity RMD 2015 Fund	31.38%
Fidelity Simplicity RMD 2020 Fund	27.72%
Fidelity Simplicity RMD 2025 Fund	24.74%
Fidelity Simplicity RMD 2030 Fund	20.25%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Simplicity RMD Income Fund
September 2023 October 2023 November 2023 December 2023 February 2024 March 2024 April 2024 May 2024 June 2024 July 2024	8.98% 14.27% 14.27% 14.27% 0.31% 0.31% 0.31% 0.31% 0.31% 0.31%
Fidelity Simplicity RMD 2010 Fund
September 2023 October 2023 November 2023 December 2023 February 2024 March 2024 April 2024 May 2024 June 2024 July 2024	14.26% 21.36% 21.36% 21.36% 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Fidelity Simplicity RMD 2015 Fund
September 2023 October 2023 November 2023 December 2023 February 2024 March 2024 April 2024 May 2024 June 2024 July 2024	19.33% 27.82% 27.82% 27.82% 1.17% 1.17% 1.17% 1.17% 1.17% 1.17%
Fidelity Simplicity RMD 2020 Fund
September 2023 October 2023 November 2023 December 2023 February 2024 March 2024 April 2024 May 2024 June 2024 July 2024	25.92% 35.11% 35.11% 35.11% 2.00% 2.00% 2.00% 2.00% 2.00% 2.00%
Fidelity Simplicity RMD 2025 Fund
September 2023 October 2023 November 2023 December 2023 February 2024 March 2024 April 2024 May 2024 June 2024 July 2024	37.89% 40.71% 40.71% 40.71% 3.07% 3.07% 3.07% 3.07% 3.07% 3.07%
Fidelity Simplicity RMD 2030 Fund
September 2023 October 2023 November 2023 December 2023 February 2024 March 2024 April 2024 May 2024 June 2024 July 2024	11.95% 47.44% 47.44% 47.44% 4.13% 4.13% 4.13% 4.13% 4.13% 4.13%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Simplicity RMD Income Fund
September 2023 October 2023 November 2023 December 2023 February 2024 March 2024 April 2024 May 2024 June 2024 July 2024	0.11% 0.16% 0.16% 0.16% 0.02% 0.02% 0.02% 0.02% 0.02% 0.02%
Fidelity Simplicity RMD 2010 Fund
September 2023 October 2023 November 2023 December 2023 February 2024 March 2024 April 2024 May 2024 June 2024 July 2024	0.20% 0.29% 0.29% 0.29% 0.01% 0.01% 0.01% 0.01% 0.01% 0.01%
Fidelity Simplicity RMD 2015 Fund
September 2023 October 2023 November 2023 December 2023	0.28% 0.40% 0.40% 0.40%
Fidelity Simplicity RMD 2020 Fund
September 2023 October 2023 November 2023 December 2023	0.39% 0.52% 0.52% 0.52%
Fidelity Simplicity RMD 2025 Fund
September 2023 October 2023 November 2023 December 2023	0.58% 0.62% 0.62% 0.62%
Fidelity Simplicity RMD 2030 Fund
September 2023 October 2023 November 2023 December 2023	0.19% 0.72% 0.72% 0.72%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Simplicity RMD Income Fund	12/29/23	$0.1761	$0.0187
Fidelity Simplicity RMD 2010 Fund	12/29/23	$0.2021	$0.0216
Fidelity Simplicity RMD 2015 Fund	12/29/23	$0.2704	$0.0288
Fidelity Simplicity RMD 2020 Fund	12/29/23	$0.3235	$0.0343
Fidelity Simplicity RMD 2025 Fund	12/29/23	$0.0634	$0.0066
Fidelity Simplicity RMD 2030 Fund	12/29/23	$0.0663	$0.0070

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9881721.107
SRD-ANN-0924
Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠
Fidelity Managed Retirement 2035 Fund℠

Annual Report
July 31, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠
Fidelity Managed Retirement 2035 Fund℠
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Managed Retirement Income Fund℠
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 9.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	15,034	287,597
Fidelity Series Commodity Strategy Fund (a)	1,334	124,981
Fidelity Series Large Cap Growth Index Fund (a)	8,119	184,225
Fidelity Series Large Cap Stock Fund (a)	7,236	168,454
Fidelity Series Large Cap Value Index Fund (a)	21,031	346,375
Fidelity Series Small Cap Core Fund (a)	6,888	85,613
Fidelity Series Small Cap Opportunities Fund (a)	3,181	51,659
Fidelity Series Value Discovery Fund (a)	7,543	121,295
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,068,492)		1,370,199

International Equity Funds - 13.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,491	102,304
Fidelity Series Emerging Markets Fund (a)	17,956	164,298
Fidelity Series Emerging Markets Opportunities Fund (a)	35,057	658,013
Fidelity Series International Growth Fund (a)	13,835	256,507
Fidelity Series International Index Fund (a)	7,551	96,420
Fidelity Series International Small Cap Fund (a)	12,285	222,729
Fidelity Series International Value Fund (a)	19,457	254,889
Fidelity Series Overseas Fund (a)	17,641	254,743
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,625,544)		2,009,903

Bond Funds - 71.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	302,700	2,933,164
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	11,642	90,227
Fidelity Series Corporate Bond Fund (a)	135,188	1,262,652
Fidelity Series Emerging Markets Debt Fund (a)	9,796	77,485
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,714	24,558
Fidelity Series Floating Rate High Income Fund (a)	1,645	14,768
Fidelity Series Government Bond Index Fund (a)	212,328	1,955,544
Fidelity Series High Income Fund (a)	9,382	80,027
Fidelity Series International Credit Fund (a)	1,011	8,310
Fidelity Series International Developed Markets Bond Index Fund (a)	66,944	581,744
Fidelity Series Investment Grade Bond Fund (a)	189,247	1,907,611
Fidelity Series Investment Grade Securitized Fund (a)	137,270	1,234,053
Fidelity Series Long-Term Treasury Bond Index Fund (a)	69,225	392,506
Fidelity Series Real Estate Income Fund (a)	1,482	14,624
TOTAL BOND FUNDS (Cost $11,469,076)		10,577,273

Short-Term Funds - 5.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	156,176	156,176
Fidelity Series Short-Term Credit Fund (a)	16,533	164,669
Fidelity Series Treasury Bill Index Fund (a)	47,694	474,076
TOTAL SHORT-TERM FUNDS (Cost $795,857)		794,921

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,958,969)	14,752,296
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,294)
NET ASSETS - 100.0%	14,747,002

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,270,413	760,313	1,161,436	99,801	(30,900)	94,774	2,933,164
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	99,867	22,707	30,439	3,887	(1,698)	(210)	90,227
Fidelity Series Blue Chip Growth Fund	207,095	148,942	135,196	1,099	8,526	58,230	287,597
Fidelity Series Canada Fund	110,291	31,908	45,948	3,139	3,712	2,341	102,304
Fidelity Series Commodity Strategy Fund	123,398	54,991	42,531	4,572	(1,826)	(9,051)	124,981
Fidelity Series Corporate Bond Fund	1,364,912	344,809	480,445	56,221	(37,449)	70,825	1,262,652
Fidelity Series Emerging Markets Debt Fund	84,622	17,914	28,508	4,921	(3,255)	6,712	77,485
Fidelity Series Emerging Markets Debt Local Currency Fund	28,678	6,507	8,865	1,760	(746)	(1,016)	24,558
Fidelity Series Emerging Markets Fund	159,950	70,498	71,724	3,472	(3,651)	9,225	164,298
Fidelity Series Emerging Markets Opportunities Fund	637,224	314,086	313,326	16,028	(19,279)	39,308	658,013
Fidelity Series Floating Rate High Income Fund	16,783	4,554	6,546	1,470	-	(23)	14,768
Fidelity Series Government Bond Index Fund	1,984,604	564,715	609,927	59,552	(23,497)	39,649	1,955,544
Fidelity Series Government Money Market Fund 5.42%	373,590	75,572	292,986	12,835	-	-	156,176
Fidelity Series High Income Fund	89,000	17,245	28,524	5,242	(2,529)	4,835	80,027
Fidelity Series International Credit Fund	7,460	333	-	333	-	517	8,310
Fidelity Series International Developed Markets Bond Index Fund	642,907	131,565	202,576	21,654	(14,238)	24,086	581,744
Fidelity Series International Growth Fund	278,109	81,402	126,788	3,029	(5,527)	29,311	256,507
Fidelity Series International Index Fund	105,177	28,242	43,321	2,496	1,999	4,323	96,420
Fidelity Series International Small Cap Fund	87,237	191,709	96,507	8,024	(460)	40,750	222,729
Fidelity Series International Value Fund	280,062	71,315	127,434	7,545	6,103	24,843	254,889
Fidelity Series Investment Grade Bond Fund	2,027,936	521,714	666,158	80,448	(47,196)	71,315	1,907,611
Fidelity Series Investment Grade Securitized Fund	1,376,634	324,964	480,299	52,901	(36,337)	49,091	1,234,053
Fidelity Series Large Cap Growth Index Fund	130,833	97,540	80,851	1,080	7,986	28,717	184,225
Fidelity Series Large Cap Stock Fund	145,083	98,499	105,716	7,017	8,638	21,950	168,454
Fidelity Series Large Cap Value Index Fund	269,527	205,879	162,839	10,093	9,754	24,054	346,375
Fidelity Series Long-Term Treasury Bond Index Fund	626,786	205,154	416,588	17,997	(115,076)	92,230	392,506
Fidelity Series Overseas Fund	278,417	71,832	123,792	3,856	898	27,388	254,743
Fidelity Series Real Estate Income Fund	23,369	3,582	12,409	1,081	(624)	706	14,624
Fidelity Series Short-Term Credit Fund	298,973	42,131	183,265	7,624	(3,404)	10,234	164,669
Fidelity Series Small Cap Core Fund	715	81,141	444	35	23	4,178	85,613
Fidelity Series Small Cap Opportunities Fund	66,365	35,302	62,587	634	5,851	6,728	51,659
Fidelity Series Treasury Bill Index Fund	1,072,458	268,649	866,595	38,239	(3,384)	2,948	474,076
Fidelity Series Value Discovery Fund	99,468	77,314	62,754	4,797	2,503	4,764	121,295
	16,367,943	4,973,028	7,077,324	542,882	(295,083)	783,732	14,752,296

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,370,199	1,370,199	-	-

International Equity Funds	2,009,903	2,009,903	-	-

Bond Funds	10,577,273	10,577,273	-	-

Short-Term Funds	794,921	794,921	-	-
Total Investments in Securities:	14,752,296	14,752,296	-	-
Fidelity Managed Retirement Income Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $14,958,969)	$14,752,296

Total Investment in Securities (cost $14,958,969)		$14,752,296
Cash		14
Receivable for investments sold		78,016
Receivable for fund shares sold		42
Total assets		14,830,368
Liabilities
Payable for investments purchased	$75,378
Payable for fund shares redeemed	2,680
Accrued management fee	5,132
Distribution and service plan fees payable	175
Other payables and accrued expenses	1
Total liabilities		83,366
Net Assets		$14,747,002
Net Assets consist of:
Paid in capital		$15,913,919
Total accumulated earnings (loss)		(1,166,917)
Net Assets		$14,747,002

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($846,824 ÷ 15,069.65 shares)(a)		$56.19
Maximum offering price per share (100/94.25 of $56.19)		$59.62
Fidelity Managed Retirement Income :
Net Asset Value, offering price and redemption price per share ($11,500,540 ÷ 204,670.01 shares)		$56.19
Class K :
Net Asset Value, offering price and redemption price per share ($114,698 ÷ 2,041.1 shares)		$56.19
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,171,982 ÷ 38,654.09 shares)		$56.19
Class I :
Net Asset Value, offering price and redemption price per share ($112,958 ÷ 2,007.97 shares)		$56.25
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends:
Affiliated issuers		$527,223
Expenses
Management fee	$64,102
Distribution and service plan fees	2,068
Independent trustees' fees and expenses	45
Miscellaneous	183
Total expenses before reductions	66,398
Expense reductions	(1)
Total expenses after reductions		66,397
Net Investment income (loss)		460,826
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(295,083)
Capital gain distributions from underlying funds:
Affiliated issuers	15,659
Total net realized gain (loss)		(279,424)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	783,732
Total change in net unrealized appreciation (depreciation)		783,732
Net gain (loss)		504,308
Net increase (decrease) in net assets resulting from operations		$965,134
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$460,826	$654,735
Net realized gain (loss)	(279,424)	(416,282)
Change in net unrealized appreciation (depreciation)	783,732	(240,100)
Net increase (decrease) in net assets resulting from operations	965,134	(1,647)
Distributions to shareholders	(440,966)	(850,429)

Share transactions - net increase (decrease)	(2,144,669)	(828,342)
Total increase (decrease) in net assets	(1,620,501)	(1,680,418)

Net Assets
Beginning of period	16,367,503	18,047,921
End of period	$14,747,002	$16,367,503

Financial Highlights
Fidelity Advisor Managed Retirement Income Fund℠ Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$54.06	$56.57	$63.52	$60.44	$57.74
Income from Investment Operations
Net investment income (loss) A,B	1.559	1.924	1.317	.309	.684
Net realized and unrealized gain (loss)	2.056	(1.950)	(6.180)	4.009	3.226
Total from investment operations	3.615	(.026)	(4.863)	4.318	3.910
Distributions from net investment income	(1.474)	(1.849)	(1.252)	(.329)	(.776)
Distributions from net realized gain	(.011)	(.635)	(.835)	(.909)	(.434)
Total distributions	(1.485)	(2.484)	(2.087)	(1.238)	(1.210)
Net asset value, end of period	$56.19	$54.06	$56.57	$63.52	$60.44
Total Return C,D	6.82%	.14%	(7.90)%	7.21%	6.86%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.70%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70%	.69%	.70%	.70%	.70%
Net investment income (loss)	2.89%	3.60%	2.20%	.50%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$847	$807	$717	$716	$453
Portfolio turnover rate G	33%	25%	64%	31%	62% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Managed Retirement Income Fund℠

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$54.04	$56.57	$63.52	$60.42	$57.73
Income from Investment Operations
Net investment income (loss) A,B	1.694	2.055	1.473	.464	.829
Net realized and unrealized gain (loss)	2.069	(1.958)	(6.189)	4.011	3.220
Total from investment operations	3.763	.097	(4.716)	4.475	4.049
Distributions from net investment income	(1.602)	(1.992)	(1.399)	(.466)	(.925)
Distributions from net realized gain	(.011)	(.635)	(.835)	(.909)	(.434)
Total distributions	(1.613)	(2.627)	(2.234)	(1.375)	(1.359)
Net asset value, end of period	$56.19	$54.04	$56.57	$63.52	$60.42
Total Return C	7.11%	.37%	(7.68)%	7.48%	7.12%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.14%	3.84%	2.45%	.75%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$11,501	$14,670	$16,230	$19,995	$13,965
Portfolio turnover rate F	33%	25%	64%	31%	62% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Managed Retirement Income Fund℠ Class K

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$54.05	$56.59	$63.54	$60.43	$57.81
Income from Investment Operations
Net investment income (loss) B,C	1.747	2.105	1.529	.526	.889
Net realized and unrealized gain (loss)	2.064	(1.955)	(6.186)	4.010	3.146
Total from investment operations	3.811	.150	(4.657)	4.536	4.035
Distributions from net investment income	(1.660)	(2.055)	(1.458)	(.517)	(.981)
Distributions from net realized gain	(.011)	(.635)	(.835)	(.909)	(.434)
Total distributions	(1.671)	(2.690)	(2.293)	(1.426)	(1.415)
Net asset value, end of period	$56.19	$54.05	$56.59	$63.54	$60.43
Total Return D,E	7.20%	.47%	(7.58)%	7.59%	7.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	3.24%	3.94%	2.55%	.85%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$115	$131	$106	$115	$107
Portfolio turnover rate H	33%	25%	64%	31%	62% I

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Managed Retirement Income Fund℠ Class K6

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$54.06	$56.60	$63.55	$60.42	$57.81
Income from Investment Operations
Net investment income (loss) B,C	1.592	2.164	1.583	.588	.941
Net realized and unrealized gain (loss)	2.272	(1.959)	(6.174)	4.005	3.151
Total from investment operations	3.864	.205	(4.591)	4.593	4.092
Distributions from net investment income	(1.723)	(2.110)	(1.524)	(.554)	(1.048)
Distributions from net realized gain	(.011)	(.635)	(.835)	(.909)	(.434)
Total distributions	(1.734)	(2.745)	(2.359)	(1.463)	(1.482)
Net asset value, end of period	$56.19	$54.06	$56.60	$63.55	$60.42
Total Return D,E	7.31%	.57%	(7.48)%	7.69%	7.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.93%	4.05%	2.65%	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$2,172	$494	$711	$539	$434
Portfolio turnover rate H	33%	25%	64%	31%	62% I

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Advisor Managed Retirement Income Fund℠ Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$54.11	$56.64	$63.58	$60.48	$57.71
Income from Investment Operations
Net investment income (loss) A,B	1.696	2.059	1.480	.464	.828
Net realized and unrealized gain (loss)	2.059	(1.961)	(6.193)	4.011	3.233
Total from investment operations	3.755	.098	(4.713)	4.475	4.061
Distributions from net investment income	(1.604)	(1.993)	(1.392)	(.466)	(.857)
Distributions from net realized gain	(.011)	(.635)	(.835)	(.909)	(.434)
Total distributions	(1.615)	(2.628)	(2.227)	(1.375)	(1.291)
Net asset value, end of period	$56.25	$54.11	$56.64	$63.58	$60.48
Total Return C	7.09%	.37%	(7.66)%	7.48%	7.14%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.14%	3.85%	2.45%	.75%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$113	$159	$176	$270	$300
Portfolio turnover rate F	33%	25%	64%	31%	62% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Managed Retirement 2010 Fund℠
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 10.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	6,070	116,119
Fidelity Series Commodity Strategy Fund (a)	495	46,373
Fidelity Series Large Cap Growth Index Fund (a)	3,282	74,459
Fidelity Series Large Cap Stock Fund (a)	2,915	67,864
Fidelity Series Large Cap Value Index Fund (a)	8,472	139,530
Fidelity Series Small Cap Core Fund (a)	2,768	34,404
Fidelity Series Small Cap Opportunities Fund (a)	1,275	20,699
Fidelity Series Value Discovery Fund (a)	3,039	48,860
TOTAL DOMESTIC EQUITY FUNDS (Cost $402,250)		548,308

International Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,535	39,946
Fidelity Series Emerging Markets Fund (a)	6,832	62,514
Fidelity Series Emerging Markets Opportunities Fund (a)	13,339	250,374
Fidelity Series International Growth Fund (a)	5,403	100,166
Fidelity Series International Index Fund (a)	2,954	37,720
Fidelity Series International Small Cap Fund (a)	4,541	82,330
Fidelity Series International Value Fund (a)	7,603	99,599
Fidelity Series Overseas Fund (a)	6,893	99,541
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $614,874)		772,190

Bond Funds - 70.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	108,151	1,047,989
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	6,807	52,754
Fidelity Series Corporate Bond Fund (a)	49,588	463,156
Fidelity Series Emerging Markets Debt Fund (a)	3,618	28,616
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,022	9,247
Fidelity Series Floating Rate High Income Fund (a)	610	5,479
Fidelity Series Government Bond Index Fund (a)	77,902	717,475
Fidelity Series High Income Fund (a)	3,481	29,696
Fidelity Series International Credit Fund (a)	696	5,720
Fidelity Series International Developed Markets Bond Index Fund (a)	24,537	213,227
Fidelity Series Investment Grade Bond Fund (a)	69,423	699,786
Fidelity Series Investment Grade Securitized Fund (a)	50,352	452,666
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,984	147,331
Fidelity Series Real Estate Income Fund (a)	550	5,427
TOTAL BOND FUNDS (Cost $4,127,859)		3,878,569

Short-Term Funds - 5.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	55,041	55,041
Fidelity Series Short-Term Credit Fund (a)	5,535	55,133
Fidelity Series Treasury Bill Index Fund (a)	16,612	165,121
TOTAL SHORT-TERM FUNDS (Cost $275,147)		275,295

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,420,130)	5,474,362
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,899)
NET ASSETS - 100.0%	5,472,463

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,134,177	220,023	329,650	38,272	(8,638)	32,077	1,047,989
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	82,192	6,728	34,207	3,038	(6,461)	4,502	52,754
Fidelity Series Blue Chip Growth Fund	98,750	47,996	61,899	555	9,624	21,648	116,119
Fidelity Series Canada Fund	45,687	8,960	17,528	1,463	2,664	163	39,946
Fidelity Series Commodity Strategy Fund	46,405	18,213	13,955	1,861	(540)	(3,750)	46,373
Fidelity Series Corporate Bond Fund	501,092	99,513	152,862	21,924	(10,500)	25,913	463,156
Fidelity Series Emerging Markets Debt Fund	31,828	4,247	9,031	1,957	(2,000)	3,572	28,616
Fidelity Series Emerging Markets Debt Local Currency Fund	10,782	1,834	2,692	737	(266)	(411)	9,247
Fidelity Series Emerging Markets Fund	57,577	28,953	26,947	1,545	(1,296)	4,227	62,514
Fidelity Series Emerging Markets Opportunities Fund	259,375	97,224	115,012	7,131	(4,842)	13,629	250,374
Fidelity Series Floating Rate High Income Fund	6,301	1,247	2,064	584	(73)	68	5,479
Fidelity Series Government Bond Index Fund	728,582	163,852	182,871	23,193	(8,743)	16,655	717,475
Fidelity Series Government Money Market Fund 5.42%	133,727	23,493	102,179	4,806	-	-	55,041
Fidelity Series High Income Fund	33,470	4,090	8,890	2,086	(1,086)	2,112	29,696
Fidelity Series International Credit Fund	5,135	229	-	229	-	356	5,720
Fidelity Series International Developed Markets Bond Index Fund	239,506	30,366	61,092	8,750	(5,493)	9,940	213,227
Fidelity Series International Growth Fund	115,383	23,317	50,080	1,412	3,747	7,799	100,166
Fidelity Series International Index Fund	43,565	8,382	17,239	1,163	1,956	1,056	37,720
Fidelity Series International Small Cap Fund	36,319	66,117	36,241	3,394	1,190	14,945	82,330
Fidelity Series International Value Fund	116,088	21,105	51,534	3,516	6,094	7,846	99,599
Fidelity Series Investment Grade Bond Fund	744,500	148,506	205,246	31,366	(19,469)	31,495	699,786
Fidelity Series Investment Grade Securitized Fund	505,391	91,950	151,667	20,641	(16,643)	23,635	452,666
Fidelity Series Large Cap Growth Index Fund	62,378	31,439	36,322	525	4,640	12,324	74,459
Fidelity Series Large Cap Stock Fund	69,175	33,706	48,829	3,554	6,581	7,231	67,864
Fidelity Series Large Cap Value Index Fund	128,523	67,658	71,728	5,187	4,544	10,533	139,530
Fidelity Series Long-Term Treasury Bond Index Fund	240,090	64,397	150,139	7,288	(53,510)	46,493	147,331
Fidelity Series Overseas Fund	115,511	20,735	49,883	1,797	8,509	4,669	99,541
Fidelity Series Real Estate Income Fund	8,745	842	4,205	438	(706)	751	5,427
Fidelity Series Short-Term Credit Fund	98,710	8,031	54,185	2,753	(976)	3,553	55,133
Fidelity Series Small Cap Core Fund	352	32,613	270	12	11	1,698	34,404
Fidelity Series Small Cap Opportunities Fund	31,634	10,863	27,628	321	8,033	(2,203)	20,699
Fidelity Series Treasury Bill Index Fund	378,331	86,983	300,028	14,231	(1,254)	1,089	165,121
Fidelity Series Value Discovery Fund	47,420	23,316	24,865	2,436	1,221	1,768	48,860
	6,156,701	1,496,928	2,400,968	218,165	(83,682)	305,383	5,474,362

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	548,308	548,308	-	-

International Equity Funds	772,190	772,190	-	-

Bond Funds	3,878,569	3,878,569	-	-

Short-Term Funds	275,295	275,295	-	-
Total Investments in Securities:	5,474,362	5,474,362	-	-
Fidelity Managed Retirement 2010 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,420,130)	$5,474,362

Total Investment in Securities (cost $5,420,130)		$5,474,362
Cash		58
Receivable for investments sold		48,754
Total assets		5,523,174
Liabilities
Payable for investments purchased	$19,175
Payable for fund shares redeemed	29,579
Accrued management fee	1,905
Distribution and service plan fees payable	34
Other payables and accrued expenses	18
Total liabilities		50,711
Net Assets		$5,472,463
Net Assets consist of:
Paid in capital		$5,614,368
Total accumulated earnings (loss)		(141,905)
Net Assets		$5,472,463

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($164,672 ÷ 3,063.03 shares)(a)		$53.76
Maximum offering price per share (100/94.25 of $53.76)		$57.04
Fidelity Managed Retirement 2010 :
Net Asset Value, offering price and redemption price per share ($4,290,928 ÷ 79,783.14 shares)		$53.78
Class K :
Net Asset Value, offering price and redemption price per share ($117,582 ÷ 2,187.34 shares)		$53.76
Class K6 :
Net Asset Value, offering price and redemption price per share ($799,463 ÷ 14,874.88 shares)		$53.75
Class I :
Net Asset Value, offering price and redemption price per share ($99,818 ÷ 1,856.51 shares)		$53.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends:
Affiliated issuers		$210,462
Expenses
Management fee	$25,116
Distribution and service plan fees	438
Independent trustees' fees and expenses	18
Miscellaneous	62
Total expenses before reductions	25,634
Expense reductions	(2)
Total expenses after reductions		25,632
Net Investment income (loss)		184,830
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(83,682)
Capital gain distributions from underlying funds:
Affiliated issuers	7,703
Total net realized gain (loss)		(75,979)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	305,383
Total change in net unrealized appreciation (depreciation)		305,383
Net gain (loss)		229,404
Net increase (decrease) in net assets resulting from operations		$414,234
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$184,830	$237,655
Net realized gain (loss)	(75,979)	(83,891)
Change in net unrealized appreciation (depreciation)	305,383	(119,914)
Net increase (decrease) in net assets resulting from operations	414,234	33,850
Distributions to shareholders	(178,041)	(339,967)

Share transactions - net increase (decrease)	(920,306)	(232,213)
Total increase (decrease) in net assets	(684,113)	(538,330)

Net Assets
Beginning of period	6,156,576	6,694,906
End of period	$5,472,463	$6,156,576

Financial Highlights
Fidelity Advisor Managed Retirement 2010 Fund℠ Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$51.60	$54.07	$62.41	$58.79	$56.34
Income from Investment Operations
Net investment income (loss) A,B	1.434	1.772	1.275	.342	.777
Net realized and unrealized gain (loss)	2.102	(1.646)	(6.182)	5.126	3.204
Total from investment operations	3.536	.126	(4.907)	5.468	3.981
Distributions from net investment income	(1.363)	(1.726)	(1.207)	(.379)	(.812)
Distributions from net realized gain	(.013)	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(1.376)	(2.596)	(3.433)	(1.848)	(1.531)
Net asset value, end of period	$53.76	$51.60	$54.07	$62.41	$58.79
Total Return C,D	6.98%	.45%	(8.32)%	9.46%	7.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.70%	.71%	.71%	.71%	.71%
Expenses net of all reductions	.70%	.71%	.71%	.71%	.71%
Net investment income (loss)	2.78%	3.48%	2.21%	.56%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$165	$241	$325	$394	$188
Portfolio turnover rate G	25%	22%	54%	41%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2010 Fund℠

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$51.64	$54.12	$62.47	$58.82	$56.37
Income from Investment Operations
Net investment income (loss) A,B	1.614	1.899	1.421	.493	.920
Net realized and unrealized gain (loss)	2.052	(1.652)	(6.181)	5.129	3.204
Total from investment operations	3.666	.247	(4.760)	5.622	4.124
Distributions from net investment income	(1.513)	(1.857)	(1.364)	(.503)	(.955)
Distributions from net realized gain	(.013)	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(1.526)	(2.727)	(3.590)	(1.972)	(1.674)
Net asset value, end of period	$53.78	$51.64	$54.12	$62.47	$58.82
Total Return C	7.25%	.69%	(8.08)%	9.73%	7.46%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.45%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.13%	3.73%	2.46%	.81%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$4,291	$5,239	$5,655	$6,728	$7,144
Portfolio turnover rate F	25%	22%	54%	41%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2010 Fund℠ Class K

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.62	$54.10	$62.45	$58.81	$56.39
Income from Investment Operations
Net investment income (loss) B,C	1.614	1.947	1.474	.554	.976
Net realized and unrealized gain (loss)	2.107	(1.646)	(6.173)	5.122	3.182
Total from investment operations	3.721	.301	(4.699)	5.676	4.158
Distributions from net investment income	(1.568)	(1.911)	(1.425)	(.567)	(1.019)
Distributions from net realized gain	(.013)	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(1.581)	(2.781)	(3.651)	(2.036)	(1.738)
Net asset value, end of period	$53.76	$51.62	$54.10	$62.45	$58.81
Total Return D,E	7.36%	.80%	(7.99)%	9.83%	7.52%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.35%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.35%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.35%	.36%	.36%	.36%	.36%
Net investment income (loss)	3.13%	3.83%	2.56%	.91%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$118	$129	$109	$118	$108
Portfolio turnover rate H	25%	22%	54%	41%	45%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2010 Fund℠ Class K6

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.62	$54.10	$62.46	$58.82	$56.39
Income from Investment Operations
Net investment income (loss) B,C	1.720	2.000	1.503	.615	1.029
Net realized and unrealized gain (loss)	2.050	(1.650)	(6.145)	5.120	3.191
Total from investment operations	3.770	.350	(4.642)	5.735	4.220
Distributions from net investment income	(1.627)	(1.960)	(1.492)	(.626)	(1.071)
Distributions from net realized gain	(.013)	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(1.640)	(2.830)	(3.718)	(2.095)	(1.790)
Net asset value, end of period	$53.75	$51.62	$54.10	$62.46	$58.82
Total Return D,E	7.47%	.90%	(7.90)%	9.94%	7.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.25%	.26%	.26%	.26%	.26%
Expenses net of all reductions	.25%	.26%	.26%	.26%	.26%
Net investment income (loss)	3.33%	3.93%	2.65%	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$799	$290	$337	$174	$160
Portfolio turnover rate H	25%	22%	54%	41%	45%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Managed Retirement 2010 Fund℠ Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$51.63	$54.11	$62.46	$58.82	$56.36
Income from Investment Operations
Net investment income (loss) A,B	1.563	1.898	1.417	.493	.919
Net realized and unrealized gain (loss)	2.108	(1.652)	(6.176)	5.120	3.213
Total from investment operations	3.671	.246	(4.759)	5.613	4.132
Distributions from net investment income	(1.518)	(1.856)	(1.365)	(.504)	(.953)
Distributions from net realized gain	(.013)	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(1.531)	(2.726)	(3.591)	(1.973)	(1.672)
Net asset value, end of period	$53.77	$51.63	$54.11	$62.46	$58.82
Total Return C	7.26%	.69%	(8.08)%	9.72%	7.47%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.45%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.03%	3.73%	2.46%	.81%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$100	$93	$103	$113	$113
Portfolio turnover rate F	25%	22%	54%	41%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2015 Fund℠
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	8,624	164,978
Fidelity Series Commodity Strategy Fund (a)	495	46,407
Fidelity Series Large Cap Growth Index Fund (a)	4,647	105,432
Fidelity Series Large Cap Stock Fund (a)	4,168	97,026
Fidelity Series Large Cap Value Index Fund (a)	12,111	199,472
Fidelity Series Small Cap Core Fund (a)	3,985	49,536
Fidelity Series Small Cap Opportunities Fund (a)	1,914	31,085
Fidelity Series Value Discovery Fund (a)	4,344	69,851
TOTAL DOMESTIC EQUITY FUNDS (Cost $540,140)		763,787

International Equity Funds - 16.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,226	50,838
Fidelity Series Emerging Markets Fund (a)	7,731	70,737
Fidelity Series Emerging Markets Opportunities Fund (a)	15,096	283,344
Fidelity Series International Growth Fund (a)	6,875	127,469
Fidelity Series International Index Fund (a)	3,758	47,992
Fidelity Series International Small Cap Fund (a)	4,543	82,363
Fidelity Series International Value Fund (a)	9,675	126,743
Fidelity Series Overseas Fund (a)	8,772	126,667
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $721,132)		916,153

Bond Funds - 66.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	85,407	827,592
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	20,164	156,268
Fidelity Series Corporate Bond Fund (a)	46,634	435,559
Fidelity Series Emerging Markets Debt Fund (a)	3,634	28,748
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,011	9,149
Fidelity Series Floating Rate High Income Fund (a)	611	5,484
Fidelity Series Government Bond Index Fund (a)	73,257	674,695
Fidelity Series High Income Fund (a)	3,483	29,711
Fidelity Series International Credit Fund (a)	303	2,487
Fidelity Series International Developed Markets Bond Index Fund (a)	24,931	216,649
Fidelity Series Investment Grade Bond Fund (a)	65,287	658,088
Fidelity Series Investment Grade Securitized Fund (a)	47,352	425,696
Fidelity Series Long-Term Treasury Bond Index Fund (a)	27,627	156,643
Fidelity Series Real Estate Income Fund (a)	550	5,424
TOTAL BOND FUNDS (Cost $3,930,669)		3,632,193

Short-Term Funds - 3.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	33,785	33,785
Fidelity Series Short-Term Credit Fund (a)	3,439	34,257
Fidelity Series Treasury Bill Index Fund (a)	10,224	101,631
TOTAL SHORT-TERM FUNDS (Cost $169,534)		169,673

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,361,475)	5,481,806
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,248)
NET ASSETS - 100.0%	5,479,558

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	913,699	260,207	364,366	29,189	(11,011)	29,063	827,592
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	205,342	32,787	77,256	7,695	(16,240)	11,635	156,268
Fidelity Series Blue Chip Growth Fund	158,062	68,496	106,163	852	5,654	38,929	164,978
Fidelity Series Canada Fund	58,763	15,070	26,397	1,729	4,208	(806)	50,838
Fidelity Series Commodity Strategy Fund	47,955	24,354	21,750	1,821	(1,564)	(2,588)	46,407
Fidelity Series Corporate Bond Fund	483,851	131,080	191,293	20,126	(16,889)	28,810	435,559
Fidelity Series Emerging Markets Debt Fund	32,880	7,086	12,533	1,913	(739)	2,054	28,748
Fidelity Series Emerging Markets Debt Local Currency Fund	11,156	2,335	3,663	679	(401)	(278)	9,149
Fidelity Series Emerging Markets Fund	70,089	36,349	38,471	1,622	(1,835)	4,605	70,737
Fidelity Series Emerging Markets Opportunities Fund	303,349	129,236	157,544	7,489	(7,281)	15,584	283,344
Fidelity Series Floating Rate High Income Fund	6,448	1,830	2,788	569	16	(22)	5,484
Fidelity Series Government Bond Index Fund	703,521	218,159	252,752	21,317	(21,506)	27,273	674,695
Fidelity Series Government Money Market Fund 5.42%	113,784	20,809	100,808	3,516	-	-	33,785
Fidelity Series High Income Fund	34,568	6,911	12,632	2,036	(1,292)	2,156	29,711
Fidelity Series International Credit Fund	2,232	100	-	100	-	155	2,487
Fidelity Series International Developed Markets Bond Index Fund	250,310	53,944	91,202	8,417	(8,534)	12,131	216,649
Fidelity Series International Growth Fund	148,236	39,780	73,684	1,669	2,871	10,266	127,469
Fidelity Series International Index Fund	56,036	13,799	25,423	1,375	2,105	1,475	47,992
Fidelity Series International Small Cap Fund	46,495	63,973	41,873	3,106	658	13,110	82,363
Fidelity Series International Value Fund	149,252	35,288	74,998	4,155	7,144	10,057	126,743
Fidelity Series Investment Grade Bond Fund	718,888	197,319	266,629	28,801	(24,755)	33,265	658,088
Fidelity Series Investment Grade Securitized Fund	488,006	121,803	188,476	18,935	(17,715)	22,078	425,696
Fidelity Series Large Cap Growth Index Fund	99,840	45,422	64,407	778	11,175	13,402	105,432
Fidelity Series Large Cap Stock Fund	110,718	46,260	78,654	5,399	11,404	7,298	97,026
Fidelity Series Large Cap Value Index Fund	205,725	92,992	118,235	7,455	8,401	10,589	199,472
Fidelity Series Long-Term Treasury Bond Index Fund	258,683	72,546	164,982	7,430	(51,325)	41,721	156,643
Fidelity Series Overseas Fund	148,400	35,233	72,506	2,124	8,345	7,195	126,667
Fidelity Series Real Estate Income Fund	8,943	1,357	4,916	455	(331)	371	5,424
Fidelity Series Short-Term Credit Fund	76,378	6,966	50,801	1,877	(793)	2,507	34,257
Fidelity Series Small Cap Core Fund	555	47,992	1,767	17	24	2,732	49,536
Fidelity Series Small Cap Opportunities Fund	50,622	19,080	46,824	488	7,422	785	31,085
Fidelity Series Treasury Bill Index Fund	316,813	76,683	291,703	10,296	(1,115)	953	101,631
Fidelity Series Value Discovery Fund	75,895	33,590	43,280	3,472	2,334	1,312	69,851
	6,355,494	1,958,836	3,068,776	206,902	(111,565)	347,817	5,481,806

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	763,787	763,787	-	-

International Equity Funds	916,153	916,153	-	-

Bond Funds	3,632,193	3,632,193	-	-

Short-Term Funds	169,673	169,673	-	-
Total Investments in Securities:	5,481,806	5,481,806	-	-
Fidelity Managed Retirement 2015 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,361,475)	$5,481,806

Total Investment in Securities (cost $5,361,475)		$5,481,806
Cash		6
Receivable for investments sold		37,493
Total assets		5,519,305
Liabilities
Payable for investments purchased	$37,005
Payable for fund shares redeemed	486
Accrued management fee	2,046
Distribution and service plan fees payable	210
Total liabilities		39,747
Net Assets		$5,479,558
Net Assets consist of:
Paid in capital		$5,633,468
Total accumulated earnings (loss)		(153,910)
Net Assets		$5,479,558

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,013,922 ÷ 19,128.36 shares)(a)		$53.01
Maximum offering price per share (100/94.25 of $53.01)		$56.24
Fidelity Managed Retirement 2015 :
Net Asset Value, offering price and redemption price per share ($3,704,017 ÷ 69,812.85 shares)		$53.06
Class K :
Net Asset Value, offering price and redemption price per share ($122,092 ÷ 2,301.87 shares)		$53.04
Class K6 :
Net Asset Value, offering price and redemption price per share ($485,700 ÷ 9,155.96 shares)		$53.05
Class I :
Net Asset Value, offering price and redemption price per share ($153,827 ÷ 2,898.37 shares)		$53.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends:
Affiliated issuers		$196,389
Expenses
Management fee	$25,594
Distribution and service plan fees	2,497
Independent trustees' fees and expenses	18
Miscellaneous	55
Total expenses		28,164
Net Investment income (loss)		168,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(111,565)
Capital gain distributions from underlying funds:
Affiliated issuers	10,513
Total net realized gain (loss)		(101,052)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	347,817
Total change in net unrealized appreciation (depreciation)		347,817
Net gain (loss)		246,765
Net increase (decrease) in net assets resulting from operations		$414,990
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$168,225	$236,247
Net realized gain (loss)	(101,052)	(80,553)
Change in net unrealized appreciation (depreciation)	347,817	(81,038)
Net increase (decrease) in net assets resulting from operations	414,990	74,656
Distributions to shareholders	(160,658)	(338,146)

Share transactions - net increase (decrease)	(1,129,926)	(729,610)
Total increase (decrease) in net assets	(875,594)	(993,100)

Net Assets
Beginning of period	6,355,152	7,348,252
End of period	$5,479,558	$6,355,152

Financial Highlights
Fidelity Advisor Managed Retirement 2015 Fund℠ Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.49	$52.42	$60.51	$55.51	$53.13
Income from Investment Operations
Net investment income (loss) A,B	1.331	1.675	1.241	.335	.690
Net realized and unrealized gain (loss)	2.489	(1.158)	(6.395)	6.385	3.244
Total from investment operations	3.820	.517	(5.154)	6.720	3.934
Distributions from net investment income	(1.281)	(1.647)	(1.207)	(.369)	(.769)
Distributions from net realized gain	(.019)	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(1.300)	(2.447)	(2.936)	(1.720)	(1.554)
Net asset value, end of period	$53.01	$50.49	$52.42	$60.51	$55.51
Total Return C,D	7.71%	1.25%	(8.96)%	12.31%	7.54%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71%	.71%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.71%	.71%	.71%	.72%	.72%
Expenses net of all reductions	.71%	.71%	.71%	.72%	.72%
Net investment income (loss)	2.63%	3.39%	2.20%	.58%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$1,014	$1,043	$1,242	$1,461	$1,024
Portfolio turnover rate G	34%	23%	60%	32%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2015 Fund℠

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.53	$52.47	$60.56	$55.53	$53.11
Income from Investment Operations
Net investment income (loss) A,B	1.498	1.799	1.389	.481	.825
Net realized and unrealized gain (loss)	2.458	(1.166)	(6.410)	6.395	3.250
Total from investment operations	3.956	.633	(5.021)	6.876	4.075
Distributions from net investment income	(1.407)	(1.773)	(1.340)	(.495)	(.870)
Distributions from net realized gain	(.019)	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(1.426)	(2.573)	(3.069)	(1.846)	(1.655)
Net asset value, end of period	$53.06	$50.53	$52.47	$60.56	$55.53
Total Return C	7.99%	1.49%	(8.74)%	12.60%	7.83%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.46%	.46%	.46%	.47%	.47%
Net investment income (loss)	2.96%	3.64%	2.45%	.83%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$3,704	$4,612	$4,768	$6,736	$5,155
Portfolio turnover rate F	34%	23%	60%	32%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2015 Fund℠ Class K

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$50.52	$52.46	$60.55	$55.52	$53.08
Income from Investment Operations
Net investment income (loss) B,C	1.505	1.845	1.436	.539	.879
Net realized and unrealized gain (loss)	2.492	(1.158)	(6.395)	6.392	3.270
Total from investment operations	3.997	.687	(4.959)	6.931	4.149
Distributions from net investment income	(1.458)	(1.827)	(1.402)	(.550)	(.924)
Distributions from net realized gain	(.019)	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(1.477)	(2.627)	(3.131)	(1.901)	(1.709)
Net asset value, end of period	$53.04	$50.52	$52.46	$60.55	$55.52
Total Return D	8.08%	1.60%	(8.64)%	12.71%	7.98%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.36%	.36%	.36%	.37%	.37%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.37%	.37%
Expenses net of all reductions	.36%	.36%	.36%	.37%	.37%
Net investment income (loss)	2.98%	3.74%	2.55%	.93%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$122	$171	$111	$122	$108
Portfolio turnover rate G	34%	23%	60%	32%	61%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2015 Fund℠ Class K6

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$50.55	$52.46	$60.56	$55.53	$53.08
Income from Investment Operations
Net investment income (loss) B,C	1.624	1.920	1.434	.597	.932
Net realized and unrealized gain (loss)	2.423	(1.181)	(6.334)	6.391	3.274
Total from investment operations	4.047	.739	(4.900)	6.988	4.206
Distributions from net investment income	(1.528)	(1.849)	(1.471)	(.607)	(.971)
Distributions from net realized gain	(.019)	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(1.547)	(2.649)	(3.200)	(1.958)	(1.756)
Net asset value, end of period	$53.05	$50.55	$52.46	$60.56	$55.53
Total Return D,E	8.18%	1.70%	(8.54)%	12.82%	8.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26%	.26%	.26%	.27%	.27%
Expenses net of fee waivers, if any	.26%	.26%	.26%	.27%	.27%
Expenses net of all reductions	.26%	.25%	.26%	.27%	.27%
Net investment income (loss)	3.20%	3.85%	2.65%	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$486	$162	$837	$204	$112
Portfolio turnover rate H	34%	23%	60%	32%	61%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Managed Retirement 2015 Fund℠ Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.54	$52.48	$60.57	$55.54	$53.12
Income from Investment Operations
Net investment income (loss) A,B	1.458	1.799	1.376	.481	.827
Net realized and unrealized gain (loss)	2.491	(1.168)	(6.387)	6.390	3.242
Total from investment operations	3.949	.631	(5.011)	6.871	4.069
Distributions from net investment income	(1.400)	(1.771)	(1.350)	(.490)	(.864)
Distributions from net realized gain	(.019)	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(1.419)	(2.571)	(3.079)	(1.841)	(1.649)
Net asset value, end of period	$53.07	$50.54	$52.48	$60.57	$55.54
Total Return C	7.97%	1.48%	(8.72)%	12.59%	7.81%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.46%	.46%	.46%	.47%	.47%
Net investment income (loss)	2.88%	3.64%	2.45%	.83%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$154	$253	$279	$278	$274
Portfolio turnover rate F	34%	23%	60%	32%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2020 Fund℠
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 17.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	17,203	329,095
Fidelity Series Commodity Strategy Fund (a)	755	70,740
Fidelity Series Large Cap Growth Index Fund (a)	9,295	210,905
Fidelity Series Large Cap Stock Fund (a)	8,271	192,551
Fidelity Series Large Cap Value Index Fund (a)	24,039	395,918
Fidelity Series Small Cap Core Fund (a)	7,812	97,109
Fidelity Series Small Cap Opportunities Fund (a)	3,678	59,725
Fidelity Series Value Discovery Fund (a)	8,622	138,644
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,072,886)		1,494,687

International Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	5,978	94,208
Fidelity Series Emerging Markets Fund (a)	13,189	120,679
Fidelity Series Emerging Markets Opportunities Fund (a)	25,749	483,302
Fidelity Series International Growth Fund (a)	12,741	236,212
Fidelity Series International Index Fund (a)	6,963	88,913
Fidelity Series International Small Cap Fund (a)	6,986	126,651
Fidelity Series International Value Fund (a)	17,927	234,844
Fidelity Series Overseas Fund (a)	16,254	234,706
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,306,885)		1,619,515

Bond Funds - 61.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	95,562	925,994
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	51,169	396,560
Fidelity Series Corporate Bond Fund (a)	66,610	622,136
Fidelity Series Emerging Markets Debt Fund (a)	5,575	44,097
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,523	13,779
Fidelity Series Floating Rate High Income Fund (a)	932	8,373
Fidelity Series Government Bond Index Fund (a)	104,635	963,691
Fidelity Series High Income Fund (a)	5,321	45,387
Fidelity Series International Credit Fund (a)	242	1,993
Fidelity Series International Developed Markets Bond Index Fund (a)	38,230	332,217
Fidelity Series Investment Grade Bond Fund (a)	93,252	939,979
Fidelity Series Investment Grade Securitized Fund (a)	67,636	608,044
Fidelity Series Long-Term Treasury Bond Index Fund (a)	44,750	253,731
Fidelity Series Real Estate Income Fund (a)	840	8,288
TOTAL BOND FUNDS (Cost $5,636,512)		5,164,269

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	18,753	18,753
Fidelity Series Short-Term Credit Fund (a)	2,055	20,472
Fidelity Series Treasury Bill Index Fund (a)	5,772	57,379
TOTAL SHORT-TERM FUNDS (Cost $96,390)		96,604

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,112,673)	8,375,075
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,153)
NET ASSETS - 100.0%	8,371,922

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	903,622	284,268	281,946	32,268	(4,336)	24,386	925,994
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	448,419	81,518	125,983	19,008	(24,849)	17,455	396,560
Fidelity Series Blue Chip Growth Fund	295,007	104,623	164,182	1,693	15,503	78,144	329,095
Fidelity Series Canada Fund	96,684	25,657	35,365	3,325	3,853	3,379	94,208
Fidelity Series Commodity Strategy Fund	66,092	33,909	22,781	2,657	(1,422)	(5,058)	70,740
Fidelity Series Corporate Bond Fund	621,030	168,301	188,219	28,227	(9,889)	30,913	622,136
Fidelity Series Emerging Markets Debt Fund	45,311	10,312	13,864	2,878	(1,138)	3,476	44,097
Fidelity Series Emerging Markets Debt Local Currency Fund	15,382	3,547	4,186	1,066	(342)	(622)	13,779
Fidelity Series Emerging Markets Fund	116,200	48,297	49,465	2,875	(624)	6,271	120,679
Fidelity Series Emerging Markets Opportunities Fund	462,813	201,734	201,180	13,273	(6,435)	26,370	483,302
Fidelity Series Floating Rate High Income Fund	8,858	2,817	3,290	855	12	(24)	8,373
Fidelity Series Government Bond Index Fund	902,994	282,529	234,256	29,922	(11,649)	24,073	963,691
Fidelity Series Government Money Market Fund 5.42%	123,748	39,685	144,680	3,421	-	-	18,753
Fidelity Series High Income Fund	47,504	10,679	14,323	3,056	(1,067)	2,594	45,387
Fidelity Series International Credit Fund	1,789	80	-	80	-	124	1,993
Fidelity Series International Developed Markets Bond Index Fund	346,129	82,301	102,823	12,870	(4,144)	10,754	332,217
Fidelity Series International Growth Fund	243,958	66,400	102,583	3,209	2,767	25,670	236,212
Fidelity Series International Index Fund	92,199	23,046	33,978	2,644	2,786	4,860	88,913
Fidelity Series International Small Cap Fund	76,370	84,080	54,348	4,860	1,100	19,449	126,651
Fidelity Series International Value Fund	245,605	61,263	105,348	7,991	12,226	21,098	234,844
Fidelity Series Investment Grade Bond Fund	922,704	253,288	253,644	40,389	(21,934)	39,565	939,979
Fidelity Series Investment Grade Securitized Fund	626,368	156,935	185,786	26,565	(15,047)	25,574	608,044
Fidelity Series Large Cap Growth Index Fund	186,316	68,883	95,719	1,611	19,668	31,757	210,905
Fidelity Series Large Cap Stock Fund	206,623	70,835	124,196	10,879	21,318	17,971	192,551
Fidelity Series Large Cap Value Index Fund	383,990	157,909	188,094	15,905	12,107	30,006	395,918
Fidelity Series Long-Term Treasury Bond Index Fund	371,293	118,045	226,101	11,673	(73,235)	63,729	253,731
Fidelity Series Overseas Fund	244,227	59,155	101,228	4,085	11,765	20,787	234,706
Fidelity Series Real Estate Income Fund	12,187	2,025	6,035	675	(309)	420	8,288
Fidelity Series Short-Term Credit Fund	69,208	8,819	59,153	1,636	(544)	2,142	20,472
Fidelity Series Small Cap Core Fund	1,355	92,574	1,796	63	49	4,927	97,109
Fidelity Series Small Cap Opportunities Fund	94,427	23,314	75,272	984	9,614	7,642	59,725
Fidelity Series Treasury Bill Index Fund	335,280	92,823	370,502	9,983	(1,184)	962	57,379
Fidelity Series Value Discovery Fund	141,611	57,202	68,458	7,340	3,817	4,472	138,644
	8,755,303	2,776,853	3,638,784	307,966	(61,563)	543,266	8,375,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,494,687	1,494,687	-	-

International Equity Funds	1,619,515	1,619,515	-	-

Bond Funds	5,164,269	5,164,269	-	-

Short-Term Funds	96,604	96,604	-	-
Total Investments in Securities:	8,375,075	8,375,075	-	-
Fidelity Managed Retirement 2020 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $8,112,673)	$8,375,075

Total Investment in Securities (cost $8,112,673)		$8,375,075
Cash		41
Receivable for investments sold		65,329
Receivable for fund shares sold		97
Total assets		8,440,542
Liabilities
Payable for investments purchased	$65,192
Payable for fund shares redeemed	234
Accrued management fee	3,140
Distribution and service plan fees payable	43
Other payables and accrued expenses	11
Total liabilities		68,620
Net Assets		$8,371,922
Net Assets consist of:
Paid in capital		$8,551,911
Total accumulated earnings (loss)		(179,989)
Net Assets		$8,371,922

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($205,645 ÷ 3,815.83 shares)(a)		$53.89
Maximum offering price per share (100/94.25 of $53.89)		$57.18
Fidelity Managed Retirement 2020 :
Net Asset Value, offering price and redemption price per share ($6,803,039 ÷ 126,106.31 shares)		$53.95
Class K :
Net Asset Value, offering price and redemption price per share ($126,412 ÷ 2,342.89 shares)		$53.96
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,074,318 ÷ 19,914.12 shares)		$53.95
Class I :
Net Asset Value, offering price and redemption price per share ($162,508 ÷ 3,010.56 shares)		$53.98
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends:
Affiliated issuers		$286,665
Expenses
Management fee	$38,515
Distribution and service plan fees	551
Independent trustees' fees and expenses	26
Miscellaneous	103
Total expenses before reductions	39,195
Expense reductions	(2)
Total expenses after reductions		39,193
Net Investment income (loss)		247,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(61,563)
Capital gain distributions from underlying funds:
Affiliated issuers	21,301
Total net realized gain (loss)		(40,262)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	543,266
Total change in net unrealized appreciation (depreciation)		543,266
Net gain (loss)		503,004
Net increase (decrease) in net assets resulting from operations		$750,476
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$247,472	$330,675
Net realized gain (loss)	(40,262)	(254,994)
Change in net unrealized appreciation (depreciation)	543,266	57,861
Net increase (decrease) in net assets resulting from operations	750,476	133,542
Distributions to shareholders	(239,352)	(360,184)

Share transactions - net increase (decrease)	(894,312)	(1,284,586)
Total increase (decrease) in net assets	(383,188)	(1,511,228)

Net Assets
Beginning of period	8,755,110	10,266,338
End of period	$8,371,922	$8,755,110

Financial Highlights
Fidelity Advisor Managed Retirement 2020 Fund℠ Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.93	$51.75	$59.83	$53.77	$51.34
Income from Investment Operations
Net investment income (loss) A,B	1.310	1.630	1.245	.327	.639
Net realized and unrealized gain (loss)	2.887	(.705)	(6.741)	7.664	3.282
Total from investment operations	4.197	.925	(5.496)	7.991	3.921
Distributions from net investment income	(1.211)	(1.571)	(1.232)	(.409)	(.754)
Distributions from net realized gain	(.026)	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.237)	(1.745)	(2.584)	(1.931)	(1.491)
Net asset value, end of period	$53.89	$50.93	$51.75	$59.83	$53.77
Total Return C,D	8.38%	2.03%	(9.62)%	15.15%	7.76%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.72%	.72%	.72%	.72%	.72%
Expenses net of all reductions	.72%	.72%	.72%	.72%	.72%
Net investment income (loss)	2.57%	3.30%	2.22%	.57%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$206	$234	$509	$678	$155
Portfolio turnover rate G	32%	28%	67%	35%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2020 Fund℠

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$51.00	$51.84	$59.92	$53.81	$51.35
Income from Investment Operations
Net investment income (loss) A,B	1.462	1.755	1.389	.470	.777
Net realized and unrealized gain (loss)	2.876	(.706)	(6.758)	7.671	3.281
Total from investment operations	4.338	1.049	(5.369)	8.141	4.058
Distributions from net investment income	(1.362)	(1.715)	(1.359)	(.509)	(.861)
Distributions from net realized gain	(.026)	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.388)	(1.889)	(2.711)	(2.031)	(1.598)
Net asset value, end of period	$53.95	$51.00	$51.84	$59.92	$53.81
Total Return C	8.67%	2.29%	(9.40)%	15.44%	8.04%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	2.86%	3.55%	2.47%	.82%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$6,803	$7,305	$8,171	$11,460	$6,193
Portfolio turnover rate F	32%	28%	67%	35%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2020 Fund℠ Class K

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.01	$51.85	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss) B,C	1.486	1.804	1.439	.526	.829
Net realized and unrealized gain (loss)	2.902	(.698)	(6.752)	7.661	3.357
Total from investment operations	4.388	1.106	(5.313)	8.187	4.186
Distributions from net investment income	(1.412)	(1.772)	(1.415)	(.555)	(.909)
Distributions from net realized gain	(.026)	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.438)	(1.946)	(2.767)	(2.077)	(1.646)
Net asset value, end of period	$53.96	$51.01	$51.85	$59.93	$53.82
Total Return D,E	8.78%	2.41%	(9.31)%	15.53%	8.31%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.37%	.37%	.37%	.37%	.37%
Expenses net of all reductions	.37%	.37%	.37%	.37%	.37%
Net investment income (loss)	2.92%	3.65%	2.57%	.92%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$126	$141	$113	$125	$108
Portfolio turnover rate H	32%	28%	67%	35%	69%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2020 Fund℠ Class K6

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.01	$51.85	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss) B,C	1.498	1.856	1.458	.584	.869
Net realized and unrealized gain (loss)	2.938	(.707)	(6.709)	7.661	3.369
Total from investment operations	4.436	1.149	(5.251)	8.245	4.238
Distributions from net investment income	(1.470)	(1.815)	(1.477)	(.613)	(.961)
Distributions from net realized gain	(.026)	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.496)	(1.989)	(2.829)	(2.135)	(1.698)
Net asset value, end of period	$53.95	$51.01	$51.85	$59.93	$53.82
Total Return D,E	8.88%	2.50%	(9.21)%	15.65%	8.42%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27%	.27%	.27%	.27%	.27%
Net investment income (loss)	2.92%	3.75%	2.67%	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,074	$741	$1,110	$628	$406
Portfolio turnover rate H	32%	28%	67%	35%	69%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Managed Retirement 2020 Fund℠ Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$51.03	$51.87	$59.95	$53.83	$51.35
Income from Investment Operations
Net investment income (loss) A,B	1.436	1.757	1.389	.470	.779
Net realized and unrealized gain (loss)	2.895	(.704)	(6.761)	7.673	3.282
Total from investment operations	4.331	1.053	(5.372)	8.143	4.061
Distributions from net investment income	(1.355)	(1.719)	(1.356)	(.501)	(.844)
Distributions from net realized gain	(.026)	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.381)	(1.893)	(2.708)	(2.023)	(1.581)
Net asset value, end of period	$53.98	$51.03	$51.87	$59.95	$53.83
Total Return C	8.65%	2.30%	(9.40)%	15.44%	8.05%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	2.82%	3.55%	2.47%	.82%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$163	$218	$249	$320	$212
Portfolio turnover rate F	32%	28%	67%	35%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2025 Fund℠
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 21.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	126,723	2,424,215
Fidelity Series Commodity Strategy Fund (a)	4,523	423,833
Fidelity Series Large Cap Growth Index Fund (a)	68,529	1,554,928
Fidelity Series Large Cap Stock Fund (a)	60,834	1,416,219
Fidelity Series Large Cap Value Index Fund (a)	176,800	2,911,902
Fidelity Series Small Cap Core Fund (a)	56,730	705,151
Fidelity Series Small Cap Opportunities Fund (a)	27,087	439,894
Fidelity Series Value Discovery Fund (a)	63,414	1,019,696
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,878,649)		10,895,838

International Equity Funds - 21.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	42,013	662,126
Fidelity Series Emerging Markets Fund (a)	87,097	796,934
Fidelity Series Emerging Markets Opportunities Fund (a)	170,028	3,191,434
Fidelity Series International Growth Fund (a)	89,545	1,660,164
Fidelity Series International Index Fund (a)	48,913	624,615
Fidelity Series International Small Cap Fund (a)	41,719	756,366
Fidelity Series International Value Fund (a)	125,974	1,650,261
Fidelity Series Overseas Fund (a)	114,217	1,649,295
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,109,182)		10,991,195

Bond Funds - 56.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	362,919	3,516,684
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	427,509	3,313,197
Fidelity Series Corporate Bond Fund (a)	356,980	3,334,192
Fidelity Series Emerging Markets Debt Fund (a)	33,435	264,474
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,005	81,492
Fidelity Series Floating Rate High Income Fund (a)	5,570	50,018
Fidelity Series Government Bond Index Fund (a)	560,784	5,164,822
Fidelity Series High Income Fund (a)	31,794	271,205
Fidelity Series International Credit Fund (a)	1,617	13,290
Fidelity Series International Developed Markets Bond Index Fund (a)	228,445	1,985,188
Fidelity Series Investment Grade Bond Fund (a)	499,764	5,037,622
Fidelity Series Investment Grade Securitized Fund (a)	362,478	3,258,674
Fidelity Series Long-Term Treasury Bond Index Fund (a)	321,235	1,821,401
Fidelity Series Real Estate Income Fund (a)	5,024	49,587
TOTAL BOND FUNDS (Cost $31,346,861)		28,161,846

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	7,641	7,641
Fidelity Series Short-Term Credit Fund (a)	260	2,588
Fidelity Series Treasury Bill Index Fund (a)	1,967	19,553
TOTAL SHORT-TERM FUNDS (Cost $29,707)		29,782

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $48,364,399)	50,078,661
NET OTHER ASSETS (LIABILITIES) - 0.0%	(17,817)
NET ASSETS - 100.0%	50,060,844

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,321,853	1,294,233	1,172,020	113,873	(13,726)	86,344	3,516,684
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,718,420	895,726	1,229,815	149,607	(112,673)	41,539	3,313,197
Fidelity Series Blue Chip Growth Fund	2,254,724	840,282	1,318,517	12,585	114,749	532,977	2,424,215
Fidelity Series Canada Fund	681,876	205,662	271,080	22,350	17,583	28,085	662,126
Fidelity Series Commodity Strategy Fund	400,289	219,414	157,715	15,592	(8,415)	(29,740)	423,833
Fidelity Series Corporate Bond Fund	3,484,368	982,873	1,230,531	149,209	(88,059)	185,541	3,334,192
Fidelity Series Emerging Markets Debt Fund	274,433	73,356	95,196	16,626	(12,657)	24,538	264,474
Fidelity Series Emerging Markets Debt Local Currency Fund	93,155	25,010	30,858	5,956	(1,820)	(3,995)	81,492
Fidelity Series Emerging Markets Fund	780,166	335,593	346,480	18,168	(26,806)	54,461	796,934
Fidelity Series Emerging Markets Opportunities Fund	3,112,006	1,362,528	1,378,379	83,863	(97,175)	192,454	3,191,434
Fidelity Series Floating Rate High Income Fund	53,328	18,919	22,154	4,925	112	(187)	50,018
Fidelity Series Government Bond Index Fund	5,066,451	1,623,492	1,575,696	158,078	(35,930)	86,505	5,164,822
Fidelity Series Government Money Market Fund 5.42%	528,417	116,233	637,009	11,127	-	-	7,641
Fidelity Series High Income Fund	286,874	78,012	101,693	17,618	(5,869)	13,881	271,205
Fidelity Series International Credit Fund	11,931	532	-	532	-	827	13,290
Fidelity Series International Developed Markets Bond Index Fund	2,095,312	560,698	704,781	73,628	(26,173)	60,132	1,985,188
Fidelity Series International Growth Fund	1,721,030	527,539	767,083	21,571	(1,620)	180,298	1,660,164
Fidelity Series International Index Fund	650,276	179,574	253,060	17,776	8,155	39,670	624,615
Fidelity Series International Small Cap Fund	536,459	458,082	341,898	27,531	(7,851)	111,574	756,366
Fidelity Series International Value Fund	1,732,458	488,942	788,800	53,738	43,836	173,825	1,650,261
Fidelity Series Investment Grade Bond Fund	5,176,995	1,497,107	1,710,546	213,546	(48,963)	123,029	5,037,622
Fidelity Series Investment Grade Securitized Fund	3,514,342	940,956	1,237,387	140,392	(57,679)	98,442	3,258,674
Fidelity Series Large Cap Growth Index Fund	1,424,079	554,912	780,167	11,483	140,988	215,116	1,554,928
Fidelity Series Large Cap Stock Fund	1,579,262	521,831	950,577	80,511	148,389	117,314	1,416,219
Fidelity Series Large Cap Value Index Fund	2,935,027	1,124,976	1,423,473	114,519	83,069	192,303	2,911,902
Fidelity Series Long-Term Treasury Bond Index Fund	2,339,099	965,192	1,406,761	73,682	(333,032)	256,903	1,821,401
Fidelity Series Overseas Fund	1,722,930	477,592	757,916	27,459	18,820	187,869	1,649,295
Fidelity Series Real Estate Income Fund	74,187	13,860	38,722	3,753	(3,219)	3,481	49,587
Fidelity Series Short-Term Credit Fund	243,220	29,394	274,334	4,268	(3,388)	7,696	2,588
Fidelity Series Small Cap Core Fund	10,664	685,377	25,796	470	221	34,685	705,151
Fidelity Series Small Cap Opportunities Fund	721,670	222,036	622,518	7,271	57,918	60,788	439,894
Fidelity Series Treasury Bill Index Fund	1,396,693	387,297	1,763,499	31,338	(4,067)	3,129	19,553
Fidelity Series Value Discovery Fund	1,082,346	401,189	515,388	52,772	17,831	33,718	1,019,696
	53,024,340	18,108,419	23,929,849	1,735,817	(237,451)	3,113,202	50,078,661

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	10,895,838	10,895,838	-	-

International Equity Funds	10,991,195	10,991,195	-	-

Bond Funds	28,161,846	28,161,846	-	-

Short-Term Funds	29,782	29,782	-	-
Total Investments in Securities:	50,078,661	50,078,661	-	-
Fidelity Managed Retirement 2025 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $48,364,399)	$50,078,661

Total Investment in Securities (cost $48,364,399)		$50,078,661
Cash		448
Receivable for investments sold		498,070
Receivable for fund shares sold		10,424
Total assets		50,587,603
Liabilities
Payable for investments purchased	$420,064
Payable for fund shares redeemed	88,431
Accrued management fee	17,839
Distribution and service plan fees payable	425
Total liabilities		526,759
Net Assets		$50,060,844
Net Assets consist of:
Paid in capital		$50,675,738
Total accumulated earnings (loss)		(614,894)
Net Assets		$50,060,844

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,052,779 ÷ 36,663.95 shares)(a)		$55.99
Maximum offering price per share (100/94.25 of $55.99)		$59.41
Fidelity Managed Retirement 2025 :
Net Asset Value, offering price and redemption price per share ($37,990,761 ÷ 676,745.84 shares)		$56.14
Class K :
Net Asset Value, offering price and redemption price per share ($130,322 ÷ 2,319.43 shares)		$56.19
Class K6 :
Net Asset Value, offering price and redemption price per share ($9,822,840 ÷ 175,030.23 shares)		$56.12
Class I :
Net Asset Value, offering price and redemption price per share ($64,142 ÷ 1,138.26 shares)		$56.35
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends:
Affiliated issuers		$1,584,197
Expenses
Management fee	$222,391
Distribution and service plan fees	4,405
Independent trustees' fees and expenses	152
Miscellaneous	322
Total expenses before reductions	227,270
Expense reductions	(16)
Total expenses after reductions		227,254
Net Investment income (loss)		1,356,943
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(237,451)
Capital gain distributions from underlying funds:
Affiliated issuers	151,620
Total net realized gain (loss)		(85,831)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,113,202
Total change in net unrealized appreciation (depreciation)		3,113,202
Net gain (loss)		3,027,371
Net increase (decrease) in net assets resulting from operations		$4,384,314
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,356,943	$1,785,023
Net realized gain (loss)	(85,831)	(1,468,694)
Change in net unrealized appreciation (depreciation)	3,113,202	1,113,730
Net increase (decrease) in net assets resulting from operations	4,384,314	1,430,059
Distributions to shareholders	(1,330,242)	(2,607,842)

Share transactions - net increase (decrease)	(6,016,589)	(2,181,059)
Total increase (decrease) in net assets	(2,962,517)	(3,358,842)

Net Assets
Beginning of period	53,023,361	56,382,203
End of period	$50,060,844	$53,023,361

Financial Highlights
Fidelity Advisor Managed Retirement 2025 Fund℠ Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$52.54	$53.57	$62.69	$55.13	$52.89
Income from Investment Operations
Net investment income (loss) A,B	1.332	1.586	1.274	.377	.692
Net realized and unrealized gain (loss)	3.363	(.249)	(7.367)	9.095	3.455
Total from investment operations	4.695	1.337	(6.093)	9.472	4.147
Distributions from net investment income	(1.212)	(1.562)	(1.297)	(.446)	(.756)
Distributions from net realized gain	(.033)	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(1.245)	(2.367)	(3.027)	(1.912)	(1.907)
Net asset value, end of period	$55.99	$52.54	$53.57	$62.69	$55.13
Total Return C,D	9.09%	2.84%	(10.25)%	17.50%	8.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.73%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.72%	.73%	.73%	.73%	.73%
Expenses net of all reductions	.72%	.73%	.73%	.73%	.73%
Net investment income (loss)	2.52%	3.13%	2.19%	.63%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,053	$1,583	$1,689	$1,867	$993
Portfolio turnover rate G	36%	31%	53%	27%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2025 Fund℠

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$52.66	$53.69	$62.80	$55.19	$52.92
Income from Investment Operations
Net investment income (loss) A,B	1.467	1.716	1.421	.525	.825
Net realized and unrealized gain (loss)	3.380	(.253)	(7.388)	9.109	3.466
Total from investment operations	4.847	1.463	(5.967)	9.634	4.291
Distributions from net investment income	(1.334)	(1.688)	(1.413)	(.558)	(.870)
Distributions from net realized gain	(.033)	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(1.367)	(2.493)	(3.143)	(2.024)	(2.021)
Net asset value, end of period	$56.14	$52.66	$53.69	$62.80	$55.19
Total Return C	9.38%	3.09%	(10.03)%	17.79%	8.30%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.47%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.78%	3.38%	2.44%	.88%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$37,991	$47,433	$51,468	$55,127	$30,093
Portfolio turnover rate F	36%	31%	53%	27%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2025 Fund℠ Class K

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$52.67	$53.71	$62.82	$55.20	$52.82
Income from Investment Operations
Net investment income (loss) B,C	1.511	1.766	1.480	.582	.879
Net realized and unrealized gain (loss)	3.389	(.250)	(7.390)	9.109	3.572
Total from investment operations	4.900	1.516	(5.910)	9.691	4.451
Distributions from net investment income	(1.347)	(1.751)	(1.470)	(.605)	(.920)
Distributions from net realized gain	(.033)	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(1.380)	(2.556)	(3.200)	(2.071)	(2.071)
Net asset value, end of period	$56.19	$52.67	$53.71	$62.82	$55.20
Total Return D,E	9.49%	3.20%	(9.94)%	17.90%	8.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.38%	.38%	.38%	.38%	.38%
Expenses net of all reductions	.38%	.38%	.38%	.38%	.38%
Net investment income (loss)	2.87%	3.48%	2.54%	.98%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$130	$364	$115	$128	$109
Portfolio turnover rate H	36%	31%	53%	27%	67%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2025 Fund℠ Class K6

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$52.66	$53.70	$62.81	$55.20	$52.82
Income from Investment Operations
Net investment income (loss) B,C	1.222	1.817	1.527	.648	.932
Net realized and unrealized gain (loss)	3.726	(.254)	(7.379)	9.105	3.567
Total from investment operations	4.948	1.563	(5.852)	9.753	4.499
Distributions from net investment income	(1.455)	(1.798)	(1.528)	(.677)	(.968)
Distributions from net realized gain	(.033)	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(1.488)	(2.603)	(3.258)	(2.143)	(2.119)
Net asset value, end of period	$56.12	$52.66	$53.70	$62.81	$55.20
Total Return D,E	9.59%	3.30%	(9.85)%	18.03%	8.73%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.27%	.28%	.28%	.28%	.28%
Net investment income (loss)	2.29%	3.58%	2.64%	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$9,823	$3,350	$2,437	$1,351	$412
Portfolio turnover rate H	36%	31%	53%	27%	67%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Managed Retirement 2025 Fund℠ Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$52.85	$53.82	$62.93	$55.30	$53.00
Income from Investment Operations
Net investment income (loss) A,B	1.462	1.723	1.427	.525	.831
Net realized and unrealized gain (loss)	3.393	(.249)	(7.400)	9.122	3.463
Total from investment operations	4.855	1.474	(5.973)	9.647	4.294
Distributions from net investment income	(1.322)	(1.639)	(1.407)	(.551)	(.843)
Distributions from net realized gain	(.033)	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(1.355)	(2.444)	(3.137)	(2.017)	(1.994)
Net asset value, end of period	$56.35	$52.85	$53.82	$62.93	$55.30
Total Return C	9.36%	3.10%	(10.02)%	17.78%	8.29%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.47%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.77%	3.39%	2.44%	.88%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$64	$174	$556	$765	$498
Portfolio turnover rate F	36%	31%	53%	27%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2030 Fund℠
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 24.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	123,527	2,363,070
Fidelity Series Commodity Strategy Fund (a)	3,848	360,562
Fidelity Series Large Cap Growth Index Fund (a)	66,854	1,516,923
Fidelity Series Large Cap Stock Fund (a)	59,216	1,378,558
Fidelity Series Large Cap Value Index Fund (a)	172,108	2,834,611
Fidelity Series Small Cap Core Fund (a)	54,970	683,280
Fidelity Series Small Cap Opportunities Fund (a)	26,240	426,138
Fidelity Series Value Discovery Fund (a)	61,731	992,642
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,130,852)		10,555,784

International Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	39,852	628,070
Fidelity Series Emerging Markets Fund (a)	79,438	726,862
Fidelity Series Emerging Markets Opportunities Fund (a)	155,086	2,910,967
Fidelity Series International Growth Fund (a)	84,940	1,574,786
Fidelity Series International Index Fund (a)	46,355	591,948
Fidelity Series International Small Cap Fund (a)	35,567	644,827
Fidelity Series International Value Fund (a)	119,438	1,564,631
Fidelity Series Overseas Fund (a)	108,305	1,563,917
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,285,509)		10,206,008

Bond Funds - 51.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	176,162	1,707,009
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	423,046	3,278,604
Fidelity Series Corporate Bond Fund (a)	270,572	2,527,146
Fidelity Series Emerging Markets Debt Fund (a)	28,538	225,732
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,589	68,684
Fidelity Series Floating Rate High Income Fund (a)	4,738	42,550
Fidelity Series Government Bond Index Fund (a)	424,961	3,913,889
Fidelity Series High Income Fund (a)	27,068	230,893
Fidelity Series International Credit Fund (a)	635	5,222
Fidelity Series International Developed Markets Bond Index Fund (a)	194,329	1,688,723
Fidelity Series Investment Grade Bond Fund (a)	378,769	3,817,987
Fidelity Series Investment Grade Securitized Fund (a)	274,739	2,469,905
Fidelity Series Long-Term Treasury Bond Index Fund (a)	323,139	1,832,201
Fidelity Series Real Estate Income Fund (a)	4,276	42,201
TOTAL BOND FUNDS (Cost $24,153,461)		21,850,746

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	2,499	2,499
Fidelity Series Short-Term Credit Fund (a)	6	59
Fidelity Series Treasury Bill Index Fund (a)	591	5,871
TOTAL SHORT-TERM FUNDS (Cost $8,429)		8,429

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $41,578,251)	42,620,967
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,333)
NET ASSETS - 100.0%	42,605,634

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,374,036	723,306	424,241	50,587	(5,345)	39,253	1,707,009
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,067,951	1,064,817	811,685	133,219	(33,258)	(9,221)	3,278,604
Fidelity Series Blue Chip Growth Fund	1,903,833	812,803	948,422	10,446	12,567	582,289	2,363,070
Fidelity Series Canada Fund	552,234	193,306	163,179	18,587	1,481	44,228	628,070
Fidelity Series Commodity Strategy Fund	295,326	194,786	102,077	11,155	(1,754)	(25,719)	360,562
Fidelity Series Corporate Bond Fund	2,375,000	868,178	791,400	106,937	(40,352)	115,720	2,527,146
Fidelity Series Emerging Markets Debt Fund	202,617	69,580	56,696	13,038	(2,777)	13,008	225,732
Fidelity Series Emerging Markets Debt Local Currency Fund	68,607	22,693	18,296	4,620	(404)	(3,916)	68,684
Fidelity Series Emerging Markets Fund	615,335	300,823	221,219	14,555	(7,971)	39,894	726,862
Fidelity Series Emerging Markets Opportunities Fund	2,454,749	1,237,947	899,556	67,194	(64,016)	181,843	2,910,967
Fidelity Series Floating Rate High Income Fund	39,199	17,299	13,864	3,860	60	(144)	42,550
Fidelity Series Government Bond Index Fund	3,453,454	1,379,045	962,345	113,564	(46,174)	89,909	3,913,889
Fidelity Series Government Money Market Fund 5.42%	335,223	91,578	424,302	6,420	-	-	2,499
Fidelity Series High Income Fund	210,936	74,543	61,370	13,835	(1,277)	8,061	230,893
Fidelity Series International Credit Fund	4,688	209	-	209	-	325	5,222
Fidelity Series International Developed Markets Bond Index Fund	1,547,881	602,611	489,168	59,014	(11,853)	39,252	1,688,723
Fidelity Series International Growth Fund	1,393,727	513,458	498,016	17,937	(20,538)	186,155	1,574,786
Fidelity Series International Index Fund	526,663	177,520	159,719	14,782	(272)	47,756	591,948
Fidelity Series International Small Cap Fund	433,046	341,044	209,956	20,491	(19,220)	99,913	644,827
Fidelity Series International Value Fund	1,403,017	493,581	536,181	44,717	16,324	187,890	1,564,631
Fidelity Series Investment Grade Bond Fund	3,528,751	1,300,614	1,073,151	153,040	(66,159)	127,932	3,817,987
Fidelity Series Investment Grade Securitized Fund	2,395,457	823,615	785,532	100,605	(48,272)	84,637	2,469,905
Fidelity Series Large Cap Growth Index Fund	1,202,514	542,205	553,530	10,201	47,191	278,543	1,516,923
Fidelity Series Large Cap Stock Fund	1,333,523	497,496	711,200	67,519	81,419	177,320	1,378,558
Fidelity Series Large Cap Value Index Fund	2,478,236	1,077,259	1,000,906	99,107	26,163	253,859	2,834,611
Fidelity Series Long-Term Treasury Bond Index Fund	1,821,345	1,018,255	961,706	63,621	(101,659)	55,966	1,832,201
Fidelity Series Overseas Fund	1,395,261	464,693	491,013	22,835	2,115	192,861	1,563,917
Fidelity Series Real Estate Income Fund	54,571	13,506	26,399	2,806	(1,659)	2,182	42,201
Fidelity Series Short-Term Credit Fund	169,992	30,233	202,944	2,780	(4,079)	6,857	59
Fidelity Series Small Cap Core Fund	7,877	659,296	18,255	300	145	34,217	683,280
Fidelity Series Small Cap Opportunities Fund	609,424	196,416	495,664	6,078	10,584	105,378	426,138
Fidelity Series Treasury Bill Index Fund	896,539	268,648	1,158,741	18,632	(2,363)	1,788	5,871
Fidelity Series Value Discovery Fund	913,972	415,411	393,074	46,039	6,627	49,706	992,642
	39,064,984	16,486,774	15,663,807	1,318,730	(274,726)	3,007,742	42,620,967

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	10,555,784	10,555,784	-	-

International Equity Funds	10,206,008	10,206,008	-	-

Bond Funds	21,850,746	21,850,746	-	-

Short-Term Funds	8,429	8,429	-	-
Total Investments in Securities:	42,620,967	42,620,967	-	-
Fidelity Managed Retirement 2030 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $41,578,251)	$42,620,967

Total Investment in Securities (cost $41,578,251)		$42,620,967
Cash		183
Receivable for investments sold		389,384
Receivable for fund shares sold		900
Total assets		43,011,434
Liabilities
Payable for investments purchased	$383,484
Payable for fund shares redeemed	6,800
Accrued management fee	15,314
Distribution and service plan fees payable	202
Total liabilities		405,800
Net Assets		$42,605,634
Net Assets consist of:
Paid in capital		$43,305,344
Total accumulated earnings (loss)		(699,710)
Net Assets		$42,605,634

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($978,904 ÷ 86,105.27 shares)(a)		$11.37
Maximum offering price per share (100/94.25 of $11.37)		$12.06
Fidelity Managed Retirement 2030 Fund :
Net Asset Value, offering price and redemption price per share ($31,065,196 ÷ 2,728,068.76 shares)		$11.39
Class K :
Net Asset Value, offering price and redemption price per share ($224,245 ÷ 19,642.6 shares)		$11.42
Class K6 :
Net Asset Value, offering price and redemption price per share ($10,002,273 ÷ 877,198.31 shares)		$11.40
Class I :
Net Asset Value, offering price and redemption price per share ($335,016 ÷ 29,379.18 shares)		$11.40
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends:
Affiliated issuers		$1,189,833
Expenses
Management fee	$175,975
Distribution and service plan fees	1,622
Independent trustees' fees and expenses	116
Miscellaneous	260
Total expenses before reductions	177,973
Expense reductions	(7)
Total expenses after reductions		177,966
Net Investment income (loss)		1,011,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(274,726)
Capital gain distributions from underlying funds:
Affiliated issuers	128,897
Total net realized gain (loss)		(145,829)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,007,742
Total change in net unrealized appreciation (depreciation)		3,007,742
Net gain (loss)		2,861,913
Net increase (decrease) in net assets resulting from operations		$3,873,780
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,011,867	$1,177,350
Net realized gain (loss)	(145,829)	(994,480)
Change in net unrealized appreciation (depreciation)	3,007,742	1,257,413
Net increase (decrease) in net assets resulting from operations	3,873,780	1,440,283
Distributions to shareholders	(984,355)	(1,494,111)

Share transactions - net increase (decrease)	651,896	4,649,194
Total increase (decrease) in net assets	3,541,321	4,595,366

Net Assets
Beginning of period	39,064,313	34,468,947
End of period	$42,605,634	$39,064,313

Financial Highlights
Fidelity Advisor Managed Retirement 2030 Fund℠ Class A

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.68	$12.51	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.250	.304	.248	.056	.104
Net realized and unrealized gain (loss)	.750	.029	(1.517)	1.993	.837
Total from investment operations	1.000	.333	(1.269)	2.049	.941
Distributions from net investment income	(.232)	(.303)	(.257)	(.089)	(.121)
Distributions from net realized gain	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.240)	(.403)	(.561)	(.319)	(.161)
Net asset value, end of period	$11.37	$10.61	$10.68	$12.51	$10.78
Total Return D,E,F	9.59%	3.46%	(10.66)%	19.28%	9.46%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73%	.73%	.73%	.73%	.73% I
Expenses net of fee waivers, if any	.73%	.73%	.73%	.73%	.73% I
Expenses net of all reductions	.73%	.73%	.73%	.73%	.73% I
Net investment income (loss)	2.35%	2.99%	2.13%	.47%	1.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$979	$546	$455	$595	$300
Portfolio turnover rate J	40%	31%	54%	46%	117% I

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2030 Fund℠

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$10.69	$12.51	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.279	.330	.275	.086	.127
Net realized and unrealized gain (loss)	.754	.028	(1.510)	1.990	.832
Total from investment operations	1.033	.358	(1.235)	2.076	.959
Distributions from net investment income	(.255)	(.328)	(.281)	(.106)	(.149)
Distributions from net realized gain	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.263)	(.428)	(.585)	(.336)	(.189)
Net asset value, end of period	$11.39	$10.62	$10.69	$12.51	$10.77
Total Return D,E	9.91%	3.71%	(10.39)%	19.57%	9.66%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48%	.48%	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.48% H
Expenses net of all reductions	.48%	.48%	.48%	.48%	.48% H
Net investment income (loss)	2.61%	3.24%	2.38%	.73%	1.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$31,065	$35,369	$32,369	$28,958	$4,986
Portfolio turnover rate I	40%	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2030 Fund℠ Class K

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.64	$10.71	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.287	.341	.289	.097	.138
Net realized and unrealized gain (loss)	.758	.028	(1.514)	1.994	.832
Total from investment operations	1.045	.369	(1.225)	2.091	.970
Distributions from net investment income	(.257)	(.339)	(.291)	(.111)	(.150)
Distributions from net realized gain	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.265)	(.439)	(.595)	(.341)	(.190)
Net asset value, end of period	$11.42	$10.64	$10.71	$12.53	$10.78
Total Return D,E	10.01%	3.82%	(10.30)%	19.69%	9.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.38%	.38%	.38%	.38% H
Expenses net of fee waivers, if any	.39%	.38%	.38%	.38%	.38% H
Expenses net of all reductions	.39%	.38%	.38%	.38%	.38% H
Net investment income (loss)	2.69%	3.34%	2.48%	.83%	1.41% H
Supplemental Data
Net assets, end of period (000 omitted)	$224	$347	$196	$219	$183
Portfolio turnover rate I	40%	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2030 Fund℠ Class K6

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.64	$10.71	$12.53	$10.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.257	.352	.303	.111	.148
Net realized and unrealized gain (loss)	.790	.028	(1.517)	1.985	.840
Total from investment operations	1.047	.380	(1.214)	2.096	.988
Distributions from net investment income	(.279)	(.350)	(.302)	(.126)	(.158)
Distributions from net realized gain	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.287)	(.450)	(.606)	(.356)	(.198)
Net asset value, end of period	$11.40	$10.64	$10.71	$12.53	$10.79
Total Return D,E	10.04%	3.93%	(10.21)%	19.73%	9.95%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28%	.28%	.28%	.28%	.28% H
Expenses net of fee waivers, if any	.28%	.28%	.28%	.28%	.28% H
Expenses net of all reductions	.28%	.28%	.28%	.28%	.28% H
Net investment income (loss)	2.37%	3.44%	2.58%	.93%	1.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,002	$2,105	$892	$1,459	$183
Portfolio turnover rate I	40%	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Managed Retirement 2030 Fund℠ Class I

Years ended July 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.63	$10.70	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.277	.331	.277	.086	.128
Net realized and unrealized gain (loss)	.755	.027	(1.523)	1.998	.833
Total from investment operations	1.032	.358	(1.246)	2.084	.961
Distributions from net investment income	(.254)	(.328)	(.280)	(.104)	(.141)
Distributions from net realized gain	(.008)	(.100)	(.304)	(.230)	(.040)
Total distributions	(.262)	(.428)	(.584)	(.334)	(.181)
Net asset value, end of period	$11.40	$10.63	$10.70	$12.53	$10.78
Total Return D,E	9.89%	3.71%	(10.46)%	19.62%	9.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48%	.48%	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.48% H
Expenses net of all reductions	.48%	.48%	.48%	.48%	.48% H
Net investment income (loss)	2.59%	3.25%	2.38%	.73%	1.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$335	$351	$359	$421	$254
Portfolio turnover rate I	40%	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2035 Fund℠
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 27.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	33,718	645,031
Fidelity Series Commodity Strategy Fund (a)	947	88,718
Fidelity Series Large Cap Growth Index Fund (a)	18,260	414,329
Fidelity Series Large Cap Stock Fund (a)	16,143	375,814
Fidelity Series Large Cap Value Index Fund (a)	46,921	772,793
Fidelity Series Small Cap Core Fund (a)	14,937	185,667
Fidelity Series Small Cap Opportunities Fund (a)	7,055	114,579
Fidelity Series Value Discovery Fund (a)	16,830	270,625
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,542,165)		2,867,556

International Equity Funds - 25.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	10,669	168,151
Fidelity Series Emerging Markets Fund (a)	20,652	188,962
Fidelity Series Emerging Markets Opportunities Fund (a)	40,319	756,794
Fidelity Series International Growth Fund (a)	22,741	421,626
Fidelity Series International Index Fund (a)	12,429	158,723
Fidelity Series International Small Cap Fund (a)	8,711	157,931
Fidelity Series International Value Fund (a)	31,998	419,174
Fidelity Series Overseas Fund (a)	29,013	418,946
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,483,603)		2,690,307

Bond Funds - 46.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	15,591	151,078
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	113,011	875,831
Fidelity Series Corporate Bond Fund (a)	59,125	552,224
Fidelity Series Emerging Markets Debt Fund (a)	7,285	57,627
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,600	14,481
Fidelity Series Floating Rate High Income Fund (a)	1,160	10,415
Fidelity Series Government Bond Index Fund (a)	92,865	855,288
Fidelity Series High Income Fund (a)	6,629	56,549
Fidelity Series International Developed Markets Bond Index Fund (a)	47,679	414,329
Fidelity Series Investment Grade Bond Fund (a)	82,768	834,301
Fidelity Series Investment Grade Securitized Fund (a)	60,036	539,726
Fidelity Series Long-Term Treasury Bond Index Fund (a)	89,254	506,073
Fidelity Series Real Estate Income Fund (a)	1,049	10,357
TOTAL BOND FUNDS (Cost $4,766,086)		4,878,279

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	1,853	1,853
Fidelity Series Short-Term Credit Fund (a)	1	9
Fidelity Series Treasury Bill Index Fund (a)	437	4,341
TOTAL SHORT-TERM FUNDS (Cost $6,201)		6,203

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,798,055)	10,442,345
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,573)
NET ASSETS - 100.0%	10,439,772

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12,374	163,695	27,057	1,984	(41)	2,107	151,078
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	112,682	910,818	163,465	16,457	(2,601)	18,397	875,831
Fidelity Series Blue Chip Growth Fund	72,617	676,710	183,905	733	(168)	79,777	645,031
Fidelity Series Canada Fund	20,362	172,649	34,612	1,674	(413)	10,165	168,151
Fidelity Series Commodity Strategy Fund	9,966	99,013	16,929	697	(556)	(2,776)	88,718
Fidelity Series Corporate Bond Fund	73,633	600,302	136,925	11,446	(1,520)	16,734	552,224
Fidelity Series Emerging Markets Debt Fund	6,842	58,752	9,769	1,581	(88)	1,890	57,627
Fidelity Series Emerging Markets Debt Local Currency Fund	2,310	16,656	4,277	402	(93)	(115)	14,481
Fidelity Series Emerging Markets Fund	22,112	201,387	43,229	1,275	(259)	8,951	188,962
Fidelity Series Emerging Markets Opportunities Fund	88,198	815,399	184,445	5,886	(787)	38,429	756,794
Fidelity Series Floating Rate High Income Fund	1,323	11,147	2,012	455	(10)	(33)	10,415
Fidelity Series Government Bond Index Fund	107,063	910,940	178,306	12,436	(1,892)	17,483	855,288
Fidelity Series Government Money Market Fund 5.42%	9,317	63,876	71,340	707	-	-	1,853
Fidelity Series High Income Fund	7,103	58,126	9,953	1,649	(70)	1,343	56,549
Fidelity Series International Developed Markets Bond Index Fund	52,338	435,873	78,897	7,108	(1,364)	6,379	414,329
Fidelity Series International Growth Fund	51,347	435,884	88,188	1,615	(1,618)	24,201	421,626
Fidelity Series International Index Fund	19,408	161,515	31,504	1,331	(367)	9,671	158,723
Fidelity Series International Small Cap Fund	15,933	165,543	35,800	1,671	(359)	12,614	157,931
Fidelity Series International Value Fund	51,713	430,813	97,946	4,030	(535)	35,129	419,174
Fidelity Series Investment Grade Bond Fund	109,414	897,783	190,990	16,378	(1,862)	19,956	834,301
Fidelity Series Investment Grade Securitized Fund	74,265	585,348	132,714	10,729	(1,625)	14,452	539,726
Fidelity Series Large Cap Growth Index Fund	45,860	434,065	110,833	1,295	158	45,079	414,329
Fidelity Series Large Cap Stock Fund	50,866	431,752	153,762	4,847	631	46,327	375,814
Fidelity Series Large Cap Value Index Fund	94,527	810,127	194,194	9,416	(437)	62,770	772,793
Fidelity Series Long-Term Treasury Bond Index Fund	65,009	577,905	148,947	7,882	(6,114)	18,220	506,073
Fidelity Series Overseas Fund	51,408	425,742	90,295	2,056	(849)	32,940	418,946
Fidelity Series Real Estate Income Fund	1,798	11,221	2,909	294	(28)	275	10,357
Fidelity Series Short-Term Credit Fund	4,556	54,477	59,212	419	228	(40)	9
Fidelity Series Small Cap Core Fund	330	194,832	19,285	135	(305)	10,095	185,667
Fidelity Series Small Cap Opportunities Fund	23,253	156,327	85,681	453	364	20,316	114,579
Fidelity Series Treasury Bill Index Fund	24,817	187,511	207,958	2,090	(43)	14	4,341
Fidelity Series Value Discovery Fund	34,860	298,968	78,820	4,544	206	15,411	270,625
	1,317,604	11,455,156	2,874,159	133,675	(22,417)	566,161	10,442,345

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,867,556	2,867,556	-	-

International Equity Funds	2,690,307	2,690,307	-	-

Bond Funds	4,878,279	4,878,279	-	-

Short-Term Funds	6,203	6,203	-	-
Total Investments in Securities:	10,442,345	10,442,345	-	-
Fidelity Managed Retirement 2035 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,798,055)	$10,442,345

Total Investment in Securities (cost $9,798,055)		$10,442,345
Cash		73
Receivable for investments sold		89,449
Receivable for fund shares sold		6,695
Total assets		10,538,562
Liabilities
Payable for investments purchased	$96,101
Payable for fund shares redeemed	43
Accrued management fee	2,609
Distribution and service plan fees payable	29
Other payables and accrued expenses	8
Total liabilities		98,790
Net Assets		$10,439,772
Net Assets consist of:
Paid in capital		$9,791,669
Total accumulated earnings (loss)		648,103
Net Assets		$10,439,772

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($154,508 ÷ 13,347.14 shares)(a)		$11.58
Maximum offering price per share (100/94.25 of $11.58)		$12.29
Fidelity Managed Retirement 2035 Fund :
Net Asset Value, offering price and redemption price per share ($1,916,060 ÷ 165,534.85 shares)		$11.57
Class K :
Net Asset Value, offering price and redemption price per share ($119,614 ÷ 10,325.02 shares)		$11.58
Class K6 :
Net Asset Value, offering price and redemption price per share ($8,108,609 ÷ 700,194.37 shares)		$11.58
Class I :
Net Asset Value, offering price and redemption price per share ($140,981 ÷ 12,168.79 shares)		$11.59
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends:
Affiliated issuers		$122,313
Expenses
Management fee	$16,710
Distribution and service plan fees	300
Independent trustees' fees and expenses	11
Miscellaneous	27
Total expenses before reductions	17,048
Expense reductions	(3)
Total expenses after reductions		17,045
Net Investment income (loss)		105,268
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(22,417)
Capital gain distributions from underlying funds:
Affiliated issuers	11,362
Total net realized gain (loss)		(11,055)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	566,161
Total change in net unrealized appreciation (depreciation)		566,161
Net gain (loss)		555,106
Net increase (decrease) in net assets resulting from operations		$660,374
Statement of Changes in Net Assets

	Year ended July 31, 2024	For the period December 15, 2022 (commencement of operations) through July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,268	$7,423
Net realized gain (loss)	(11,055)	3,205
Change in net unrealized appreciation (depreciation)	566,161	78,129
Net increase (decrease) in net assets resulting from operations	660,374	88,757
Distributions to shareholders	(95,345)	(5,680)

Share transactions - net increase (decrease)	8,557,117	1,234,549
Total increase (decrease) in net assets	9,122,146	1,317,626

Net Assets
Beginning of period	1,317,626	-
End of period	$10,439,772	$1,317,626

Financial Highlights
Fidelity Advisor Managed Retirement 2035 Fund℠ Class A

Years ended July 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.233	.048
Net realized and unrealized gain (loss)	.853	.736
Total from investment operations	1.086	.784
Distributions from net investment income	(.202)	(.034)
Distributions from net realized gain	(.054)	-
Total distributions	(.256)	(.034)
Net asset value, end of period	$11.58	$10.75
Total Return D,E,F	10.31%	7.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73%	.73% I
Expenses net of fee waivers, if any	.73%	.73% I
Expenses net of all reductions	.73%	.73% I
Net investment income (loss)	2.16%	.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$155	$115
Portfolio turnover rate J	60%	59% I

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2035 Fund℠

Years ended July 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.261	.065
Net realized and unrealized gain (loss)	.843	.735
Total from investment operations	1.104	.800
Distributions from net investment income	(.230)	(.050)
Distributions from net realized gain	(.054)	-
Total distributions	(.284)	(.050)
Net asset value, end of period	$11.57	$10.75
Total Return D,E	10.50%	8.02%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48%	.48% H
Expenses net of fee waivers, if any	.48%	.48% H
Expenses net of all reductions	.48%	.48% H
Net investment income (loss)	2.41%	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,916	$765
Portfolio turnover rate I	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2035 Fund℠ Class K

Years ended July 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.271	.071
Net realized and unrealized gain (loss)	.842	.739
Total from investment operations	1.113	.810
Distributions from net investment income	(.239)	(.050)
Distributions from net realized gain	(.054)	-
Total distributions	(.293)	(.050)
Net asset value, end of period	$11.58	$10.76
Total Return D,E	10.58%	8.12%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38%	.38% H
Expenses net of fee waivers, if any	.38%	.38% H
Expenses net of all reductions	.38%	.38% H
Net investment income (loss)	2.51%	1.10% H
Supplemental Data
Net assets, end of period (000 omitted)	$120	$108
Portfolio turnover rate I	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Managed Retirement 2035 Fund℠ Class K6

Years ended July 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.232	.077
Net realized and unrealized gain (loss)	.896	.739
Total from investment operations	1.128	.816
Distributions from net investment income	(.254)	(.056)
Distributions from net realized gain	(.054)	-
Total distributions	(.308)	(.056)
Net asset value, end of period	$11.58	$10.76
Total Return D,E	10.73%	8.19%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28%	.28% H
Expenses net of fee waivers, if any	.28%	.28% H
Expenses net of all reductions	.28%	.28% H
Net investment income (loss)	2.11%	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$8,109	$108
Portfolio turnover rate I	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor Managed Retirement 2035 Fund℠ Class I

Years ended July 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.261	.064
Net realized and unrealized gain (loss)	.849	.741
Total from investment operations	1.110	.805
Distributions from net investment income	(.226)	(.045)
Distributions from net realized gain	(.054)	-
Total distributions	(.280)	(.045)
Net asset value, end of period	$11.59	$10.76
Total Return D,E	10.54%	8.07%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48%	.48% H
Expenses net of fee waivers, if any	.48%	.48% H
Expenses net of all reductions	.48%	.48% H
Net investment income (loss)	2.41%	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$141	$113
Portfolio turnover rate I	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund and Fidelity Managed Retirement 2035 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers the following classes of shares: Class A, Fidelity Managed Retirement shares, Class K, Class K6 and Class I. Class A and Class I are Fidelity Advisor classes. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

Effective May 24, 2024, Class Z6 was consolidated into Class K6 for each Fund.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Managed Retirement Income Fund	15,127,171	707,743	(1,082,618)	(374,875)
Fidelity Managed Retirement 2010 Fund.	5,467,074	329,616	(322,328)	7,288
Fidelity Managed Retirement 2015 Fund.	5,440,542	417,530	(376,266)	41,264
Fidelity Managed Retirement 2020 Fund.	8,239,262	757,357	(621,544)	135,813
Fidelity Managed Retirement 2025 Fund.	49,103,120	4,912,497	(3,936,956)	975,541
Fidelity Managed Retirement 2030 Fund.	42,398,601	3,624,399	(3,402,033)	222,366
Fidelity Managed Retirement 2035 Fund.	9,828,315	642,010	(27,980)	614,030

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Managed Retirement Income Fund	55,444	-	(847,486)	(374,875)
Fidelity Managed Retirement 2010 Fund.	20,404	-	(169,597)	7,288
Fidelity Managed Retirement 2015 Fund.	20,858	-	(216,033)	41,264
Fidelity Managed Retirement 2020 Fund.	26,367	-	(342,169)	135,813
Fidelity Managed Retirement 2025 Fund.	132,473	-	(1,722,909)	975,541
Fidelity Managed Retirement 2030 Fund.	105,606	-	(1,027,680)	222,366
Fidelity Managed Retirement 2035 Fund.	25,990	8,083	-	614,030

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Managed Retirement Income Fund	(147,808)	(699,678)	(847,486)
Fidelity Managed Retirement 2010 Fund.	(21,687)	(147,910)	(169,597)
Fidelity Managed Retirement 2015 Fund.	(31,655)	(184,378)	(216,033)
Fidelity Managed Retirement 2020 Fund.	(71,796)	(270,373)	(342,169)
Fidelity Managed Retirement 2025 Fund.	(193,107)	(1,529,802)	(1,722,909)
Fidelity Managed Retirement 2030 Fund.	-	(1,027,680)	(1,027,680)

Due to large subscriptions in a prior year, Fidelity Managed Retirement 2030 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

July 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Managed Retirement Income Fund	440,966	-	440,966
Fidelity Managed Retirement 2010 Fund.	178,041	-	178,041
Fidelity Managed Retirement 2015 Fund.	160,658	-	160,658
Fidelity Managed Retirement 2020 Fund.	239,352	-	239,352
Fidelity Managed Retirement 2025 Fund.	1,330,242	-	1,330,242
Fidelity Managed Retirement 2030 Fund.	984,355	-	984,355
Fidelity Managed Retirement 2035 Fund.	94,410	935	95,345

July 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Managed Retirement Income Fund	641,673	208,756	850,429
Fidelity Managed Retirement 2010 Fund.	232,387	107,580	339,967
Fidelity Managed Retirement 2015 Fund.	230,915	107,231	338,146
Fidelity Managed Retirement 2020 Fund.	325,626	34,558	360,184
Fidelity Managed Retirement 2025 Fund.	1,752,862	854,980	2,607,842
Fidelity Managed Retirement 2030 Fund.	1,151,131	342,980	1,494,111
Fidelity Managed Retirement 2035 Fund A	5,680	-	5,680

A For the period December 15, 2022 (commencement of operations) through July 31, 2023.

3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	4,973,028	7,077,324
Fidelity Managed Retirement 2010 Fund	1,496,928	2,400,968
Fidelity Managed Retirement 2015 Fund	1,958,836	3,068,776
Fidelity Managed Retirement 2020 Fund	2,776,853	3,638,784
Fidelity Managed Retirement 2025 Fund	18,108,419	23,929,849
Fidelity Managed Retirement 2030 Fund	16,486,774	15,663,807
Fidelity Managed Retirement 2035 Fund	11,455,156	2,874,159

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:
	Annual % of Class-Level Average Net Assets (Classes A, Retail and I)	Annual % of Class-Level Average Net Assets (Classes K, K6 and Z6)
Fidelity Managed Retirement Income Fund	.45%	.35%
Fidelity Managed Retirement 2010 Fund	.45%	.35%
Fidelity Managed Retirement 2015 Fund	.46%	.36%
Fidelity Managed Retirement 2020 Fund	.47%	.37%
Fidelity Managed Retirement 2025 Fund	.47%	.37%
Fidelity Managed Retirement 2030 Fund	.48%	.38%
Fidelity Managed Retirement 2035 Fund	.48%	.38%

Under the expense contract, the investment adviser pays class-level expenses for Classes K6 and Z6 of each Fund as necessary so that Classes K6 and Z6 total expenses do not exceed certain amounts of Classes K6 and Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6 and Z6)
Fidelity Managed Retirement Income Fund	.25%
Fidelity Managed Retirement 2010 Fund	.25%
Fidelity Managed Retirement 2015 Fund	.26%
Fidelity Managed Retirement 2020 Fund	.27%
Fidelity Managed Retirement 2025 Fund	.27%
Fidelity Managed Retirement 2030 Fund	.28%
Fidelity Managed Retirement 2035 Fund	.28%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Managed Retirement Income Fund
Class A	- %	.25%	2,068	1,544
			2,068	1,544
Fidelity Managed Retirement 2010 Fund
Class A	- %	.25%	438	116
			438	116
Fidelity Managed Retirement 2015 Fund
Class A	- %	.25%	2,497	-
			2,497	-
Fidelity Managed Retirement 2020 Fund
Class A	- %	.25%	551	233
			551	233
Fidelity Managed Retirement 2025 Fund
Class A	- %	.25%	4,405	971
			4,405	971
Fidelity Managed Retirement 2030 Fund
Class A	- %	.25%	1,622	876
			1,622	876
Fidelity Managed Retirement 2035 Fund
Class A	- %	.25%	300	275
			300	275

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is 1.00% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Managed Retirement Income Fund
Class A	5
Fidelity Managed Retirement 2010 Fund
Class A	-
Fidelity Managed Retirement 2015 Fund
Class A	29
Fidelity Managed Retirement 2020 Fund
Class A	76
Fidelity Managed Retirement 2025 Fund
Class A	-
Fidelity Managed Retirement 2030 Fund
Class A	954
Fidelity Managed Retirement 2035 Fund
Class A	54

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Managed Retirement Income Fund	1
Fidelity Managed Retirement 2010 Fund	2
Fidelity Managed Retirement 2020 Fund	2
Fidelity Managed Retirement 2025 Fund	16
Fidelity Managed Retirement 2030 Fund	7
Fidelity Managed Retirement 2035 Fund	3

6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2024A	Year ended July 31, 2023B
Fidelity Managed Retirement Income Fund
Distributions to shareholders
Class A	$22,867	$30,825
Fidelity Managed Retirement Income	376,238	765,103
Class K	3,847	5,595
Class K6	30,378	36,074
Class I	4,412	7,544
Class Z6	3,224	5,288
Total	$440,966	$850,429
Fidelity Managed Retirement 2010 Fund
Distributions to shareholders
Class A	$4,523	$15,168
Fidelity Managed Retirement 2010	146,806	287,106
Class K	3,844	5,856
Class K6	15,376	17,663
Class I	2,791	5,302
Class Z6	4,701	8,872
Total	$178,041	$339,967
Fidelity Managed Retirement 2015 Fund
Distributions to shareholders
Class A	$25,686	$ 57,506
Fidelity Managed Retirement 2015	113,440	236,084
Class K	4,646	5,945
Class K6	7,442	19,064
Class I	6,293	13,748
Class Z6	3,151	5,799
Total	$160,658	$338,146
Fidelity Managed Retirement 2020 Fund
Distributions to shareholders
Class A	$5,447	$19,273
Fidelity Managed Retirement 2020	195,822	286,009
Class K	4,489	4,448
Class K6	25,047	37,690
Class I	5,425	8,321
Class Z6	3,122	4,443
Total	$239,352	$360,184
Fidelity Managed Retirement 2025 Fund
Distributions to shareholders
Class A	$41,244	$75,727
Fidelity Managed Retirement 2025	1,115,505	2,377,382
Class K	17,403	6,792
Class K6	148,355	122,627
Class I	4,204	19,622
Class Z6	3,531	5,692
Total	$1,330,242	$2,607,842
Fidelity Managed Retirement 2030 Fund
Distributions to shareholders
Class A	$14,117	$15,906
Fidelity Managed Retirement 2030 Fund	787,236	1,412,691
Class K	18,627	9,749
Class K6	149,642	34,156
Class I	9,055	12,934
Class Z6	5,678	8,675
Total	$984,355	$1,494,111
Fidelity Managed Retirement 2035 Fund
Distributions to shareholders
Class A	$2,773	$340
Fidelity Managed Retirement 2035 Fund	32,045	3,249
Class K	2,972	501
Class K6	51,660	561
Class I	3,005	468
Class Z6	2,890	561
Total	$95,345	$5,680

A Distributions for Class Z6 of each Fund are for the period August 1, 2023 through May 24, 2024.
B Distributions for Fidelity Managed Retirement 2035 Fund are for the period December 15, 2022 (commencement of sale of shares) through July 31, 2023.
7. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2024A	Year ended July 31, 2023B	Year ended July 31, 2024A	Year ended July 31, 2023B
Fidelity Managed Retirement Income Fund
Class A
Shares sold	619	3,627	$32,729	$195,073
Reinvestment of distributions	410	565	22,245	29,856
Shares redeemed	(890)	(1,940)	(48,349)	(104,167)
Net increase (decrease)	139	2,252	$6,625	$120,762
Fidelity Managed Retirement Income
Shares sold	9,624	27,223	$524,447	$1,477,101
Reinvestment of distributions	5,759	12,187	311,753	644,354
Shares redeemed	(82,150)	(54,848)	(4,426,056)	(2,924,303)
Net increase (decrease)	(66,767)	(15,438)	$(3,589,856)	$(802,848)
Class K
Shares sold	15	727	$805	$38,462
Reinvestment of distributions	71	106	3,847	5,595
Shares redeemed	(463)	(297)	(25,104)	(15,918)
Net increase (decrease)	(377)	536	$(20,452)	$28,139
Class K6
Shares sold	45,953	3,785	$2,505,991	$206,587
Reinvestment of distributions	557	683	30,359	36,074
Shares redeemed	(16,989)	(7,900)	(916,807)	(413,843)
Net increase (decrease)	29,521	(3,432)	$1,619,543	$(171,182)
Class I
Shares sold	-	586	$ -	$31,608
Reinvestment of distributions	81	135	4,413	7,118
Shares redeemed	(1,012)	(895)	(55,431)	(47,227)
Net increase (decrease)	(931)	(174)	$(51,018)	$(8,501)
Class Z6
Shares sold	93	-	$5,000	$ -
Reinvestment of distributions	60	100	3,224	5,288
Shares redeemed	(2,141)	-	(117,735)	-
Net increase (decrease)	(1,988)	100	$(109,511)	$5,288
Fidelity Managed Retirement 2010 Fund
Class A
Reinvestment of distributions	87	301	4,523	15,168
Shares redeemed	(1,692)	(1,638)	(83,859)	(83,733)
Net increase (decrease)	(1,605)	(1,337)	$(79,336)	$(68,565)
Fidelity Managed Retirement 2010
Shares sold	2,037	3,923	$102,395	$200,194
Reinvestment of distributions	2,204	4,718	114,113	238,071
Shares redeemed	(25,909)	(11,670)	(1,346,989)	(596,306)
Net increase (decrease)	(21,668)	(3,029)	$(1,130,481)	$(158,041)
Class K
Shares sold	-	366	$ -	$18,719
Reinvestment of distributions	74	116	3,844	5,856
Shares redeemed	(378)	-	(19,727)	-
Net increase (decrease)	(304)	482	$(15,883)	$24,575
Class K6
Shares sold	9,961	379	$506,540	$19,151
Reinvestment of distributions	296	351	15,376	17,663
Shares redeemed	(994)	(1,351)	(50,560)	(68,089)
Net increase (decrease)	9,263	(621)	$471,356	$(31,275)
Class I
Reinvestment of distributions	54	105	2,791	5,302
Shares redeemed	-	(214)	-	(10,928)
Net increase (decrease)	54	(109)	$2,791	$(5,626)
Class Z6
Reinvestment of distributions	91	176	4,701	8,872
Shares redeemed	(3,298)	(43)	(173,454)	(2,153)
Net increase (decrease)	(3,207)	133	$(168,753)	$6,719
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	110	-	$5,851	$ -
Reinvestment of distributions	507	1,181	25,686	57,506
Shares redeemed	(2,145)	(4,218)	(108,036)	(210,819)
Net increase (decrease)	(1,528)	(3,037)	$(76,499)	$(153,313)
Fidelity Managed Retirement 2015
Shares sold	607	6,953	$30,788	$340,470
Reinvestment of distributions	1,930	4,392	97,752	214,460
Shares redeemed	(23,995)	(10,936)	(1,206,486)	(540,007)
Net increase (decrease)	(21,458)	409	$(1,077,946)	$14,923
Class K
Shares sold	18	1,148	$869	$57,268
Reinvestment of distributions	92	122	4,645	5,945
Shares redeemed	(1,198)	-	(61,252)	-
Net increase (decrease)	(1,088)	1,270	$(55,738)	$63,213
Class K6
Shares sold	18,928	178	$985,970	$8,810
Reinvestment of distributions	146	389	7,442	19,064
Shares redeemed	(13,128)	(13,320)	(689,294)	(673,024)
Net increase (decrease)	5,946	(12,753)	$304,118	$(645,150)
Class I
Shares sold	-	17	$ -	$863
Reinvestment of distributions	124	281	6,293	13,711
Shares redeemed	(2,232)	(601)	(113,699)	(29,656)
Net increase (decrease)	(2,108)	(303)	$(107,406)	$(15,082)
Class Z6
Reinvestment of distributions	62	119	3,151	5,799
Shares redeemed	(2,306)	-	(119,606)	-
Net increase (decrease)	(2,244)	119	$(116,455)	$5,799
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	190	2,463	$9,424	$121,452
Reinvestment of distributions	106	401	5,447	19,273
Shares redeemed	(1,080)	(8,092)	(54,996)	(404,954)
Net increase (decrease)	(784)	(5,228)	$(40,125)	$(264,229)
Fidelity Managed Retirement 2020
Shares sold	14,347	12,552	$712,439	$628,868
Reinvestment of distributions	3,495	5,374	179,217	259,182
Shares redeemed	(34,964)	(32,324)	(1,802,018)	(1,575,144)
Net increase (decrease)	(17,122)	(14,398)	$(910,362)	$(687,094)
Class K
Shares sold	657	475	$32,465	$23,783
Reinvestment of distributions	88	92	4,489	4,448
Shares redeemed	(1,158)	-	(60,061)	-
Net increase (decrease)	(413)	567	$(23,107)	$28,231
Class K6
Shares sold	15,378	1,248	$800,434	$62,179
Reinvestment of distributions	487	781	25,047	37,690
Shares redeemed	(10,468)	(8,929)	(560,410)	(438,956)
Net increase (decrease)	5,397	(6,900)	$265,071	$(339,087)
Class I
Shares sold	-	13	$ -	$618
Reinvestment of distributions	106	172	5,424	8,288
Shares redeemed	(1,370)	(711)	(70,556)	(35,756)
Net increase (decrease)	(1,264)	(526)	$(65,132)	$(26,850)
Class Z6
Reinvestment of distributions	61	92	3,122	4,443
Shares redeemed	(2,348)	-	(123,779)	-
Net increase (decrease)	(2,287)	92	$(120,657)	$4,443
Fidelity Managed Retirement 2025 Fund
Class A
Shares sold	12,594	1,080	$663,332	$55,268
Reinvestment of distributions	779	1,528	41,244	75,727
Shares redeemed	(6,848)	(4,001)	(354,892)	(205,772)
Net increase (decrease)	6,525	(1,393)	$349,684	$(74,777)
Fidelity Managed Retirement 2025
Shares sold	47,786	97,735	$2,533,499	$5,028,821
Reinvestment of distributions	15,439	40,549	816,958	2,018,409
Shares redeemed	(287,184)	(196,184)	(15,162,844)	(9,971,080)
Net increase (decrease)	(223,959)	(57,900)	$(11,812,387)	$(2,923,850)
Class K
Shares sold	11,870	4,979	$617,200	$256,058
Reinvestment of distributions	328	129	17,402	6,433
Shares redeemed	(16,786)	(349)	(899,494)	(17,869)
Net increase (decrease)	(4,588)	4,759	$(264,892)	$244,622
Class K6
Shares sold	181,593	32,944	$9,748,530	$1,672,600
Reinvestment of distributions	2,783	2,463	148,354	122,627
Shares redeemed	(72,949)	(17,193)	(3,941,193)	(871,481)
Net increase (decrease)	111,427	18,214	$5,955,691	$923,746
Class I
Shares sold	32	1,828	$1,700	$92,326
Reinvestment of distributions	76	394	4,053	19,622
Shares redeemed	(2,258)	(9,270)	(121,932)	(468,440)
Net increase (decrease)	(2,150)	(7,048)	$(116,179)	$(356,492)
Class Z6
Shares sold	3,518	-	$187,582	$ -
Reinvestment of distributions	58	114	3,078	5,692
Shares redeemed	(5,841)	-	(319,166)	-
Net increase (decrease)	(2,265)	114	$(128,506)	$5,692
Fidelity Managed Retirement 2030 Fund
Class A
Shares sold	35,935	18,613	$392,812	$194,871
Reinvestment of distributions	1,320	1,611	14,117	15,906
Shares redeemed	(2,644)	(11,369)	(28,501)	(114,724)
Net increase (decrease)	34,611	8,855	$378,428	$96,053
Fidelity Managed Retirement 2030 Fund
Shares sold	212,465	723,736	$2,280,791	$7,415,873
Reinvestment of distributions	59,647	121,301	637,307	1,200,188
Shares redeemed	(874,931)	(542,920)	(9,338,391)	(5,507,199)
Net increase (decrease)	(602,819)	302,117	$(6,420,293)	$3,108,862
Class K
Shares sold	117,533	13,268	$1,241,395	$134,681
Reinvestment of distributions	1,739	981	18,627	9,749
Shares redeemed	(132,215)	(2)	(1,443,916)	(21)
Net increase (decrease)	(12,943)	14,247	$(183,894)	$144,409
Class K6
Shares sold	850,666	146,146	$9,109,088	$1,498,389
Reinvestment of distributions	13,850	3,423	149,642	34,156
Shares redeemed	(185,270)	(34,929)	(1,992,400)	(372,535)
Net increase (decrease)	679,246	114,640	$7,266,330	$1,160,010
Class I
Shares sold	3,334	3,910	$35,240	$39,746
Reinvestment of distributions	846	1,305	9,055	12,934
Shares redeemed	(7,774)	(5,815)	(86,559)	(58,499)
Net increase (decrease)	(3,594)	(600)	$(42,264)	$(5,819)
Class Z6
Shares sold	-	14,761	$ -	$152,590
Reinvestment of distributions	486	859	5,185	8,523
Shares redeemed	(33,062)	(1,499)	(351,596)	(15,434)
Net increase (decrease)	(32,576)	14,121	$(346,411)	$145,679
Fidelity Managed Retirement 2035 Fund
Class A
Shares sold	3,070	10,668	$34,553	$107,138
Reinvestment of distributions	258	33	2,773	340
Shares redeemed	(682)	-	(7,482)	-
Net increase (decrease)	2,646	10,701	$29,844	$107,478
Fidelity Managed Retirement 2035 Fund
Shares sold	125,359	103,506	$1,344,450	$1,054,826
Reinvestment of distributions	1,815	120	19,586	1,244
Shares redeemed	(32,725)	(32,540)	(343,063)	(336,222)
Net increase (decrease)	94,449	71,086	$1,020,973	$719,848
Class K
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	276	49	2,972	501
Net increase (decrease)	276	10,049	$2,972	$100,501
Class K6
Shares sold	862,421	10,013	$9,523,331	$100,135
Reinvestment of distributions	4,698	54	51,661	561
Shares redeemed	(176,992)	-	(1,975,854)	(3)
Net increase (decrease)	690,127	10,067	$7,599,138	$100,693
Class I
Shares sold	1,857	10,485	$20,300	$105,000
Reinvestment of distributions	279	45	3,005	468
Shares redeemed	(498)	-	(5,365)	-
Net increase (decrease)	1,638	10,530	$17,940	$105,468
Class Z6
Shares sold	-	10,000	$ -	$100,000
Reinvestment of distributions	270	54	2,891	561
Shares redeemed	(10,324)	-	(116,641)	-
Net increase (decrease)	(10,054)	10,054	$(113,750)	$100,561

A Share transactions for Class Z6 of each Fund are for the period August 1, 2023 through May 24, 2024.
B  Share transactions for Fidelity Managed Retirement 2035 Fund are for the period December 15, 2022 (commencement of sale of shares) through July 31, 2023.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund and Fidelity Managed Retirement 2035 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund and Fidelity Managed Retirement 2035 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for the Fidelity Managed Retirement 2030 Fund, which are for each of the four years in the period then ended and for the period from August 16, 2019 (commencement of operations) through July 31, 2020, and the statement of changes in net assets and the financial highlights for the Fidelity Managed Retirement 2035 Fund which are for one year in the period then ended and for the period from December 15, 2022 (commencement of operations) through July 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the period mentioned above), and the financial highlights for each of the five years in the period then ended (or for the periods mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.
Fidelity Managed Retirement 2035 Fund	$8,841
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Managed Retirement Income Fund	47.67%
Fidelity Managed Retirement 2010 Fund	46.42%
Fidelity Managed Retirement 2015 Fund	43.26%
Fidelity Managed Retirement 2020 Fund	39.35%
Fidelity Managed Retirement 2025 Fund	35.76%
Fidelity Managed Retirement 2030 Fund	33.88%
Fidelity Managed Retirement 2035 Fund	35.91%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Retail Class	Class K	Class K6	Class I	Class Z6
Fidelity Managed Retirement Income Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	10.66%	9.19%	8.65%	8.17%	9.08%	8.26%
October 2023	16.37%	14.75%	14.00%	14.24%	14.62%	13.42%
November 2023	16.61%	14.75%	14.11%	13.82%	14.75%	13.53%
December 2023	15.31%	14.81%	14.58%	14.23%	14.79%	14.39%
February 2024	0.65%	0.56%	0.54%	0.50%	0.56%	0.51%
March 2024	0.65%	0.56%	0.53%	0.50%	0.56%	0.51%
April 2024	0.67%	0.57%	0.55%	0.49%	0.57%	0.50%
May 2024	0.62%	0.56%	0.54%	0.53%	0.56%	0.53%
June 2024	0.66%	0.57%	0.53%	0.50%	0.57%	-
July 2024	0.65%	0.57%	0.53%	0.50%	0.58%	-
Fidelity Managed Retirement 2010 Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	12.94%	11.18%	10.65%	10.41%	11.18%	10.18%
October 2023	22.87%	16.61%	15.78%	15.18%	16.61%	15.03%
November 2023	20.84%	16.78%	15.96%	14.52%	16.78%	15.21%
December 2023	17.21%	16.65%	16.42%	16.21%	16.65%	16.21%
February 2024	0.75%	0.66%	0.62%	0.60%	0.67%	0.60%
March 2024	0.76%	0.66%	0.63%	0.58%	0.66%	0.59%
April 2024	0.77%	0.66%	0.64%	0.57%	0.65%	0.58%
May 2024	0.72%	0.66%	0.62%	0.60%	0.65%	0.60%
June 2024	0.77%	0.66%	0.62%	0.57%	0.65%	-
July 2024	0.75%	0.66%	0.62%	0.59%	0.66%	-
Fidelity Managed Retirement 2015 Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	17.98%	15.28%	14.33%	13.68%	15.28%	13.68%
October 2023	23.70%	20.99%	19.75%	18.83%	20.77%	18.83%
November 2023	23.83%	20.89%	19.81%	18.83%	21.79%	18.83%
December 2023	21.86%	21.16%	20.85%	20.61%	21.13%	20.61%
February 2024	1.29%	1.09%	1.03%	0.99%	1.09%	0.99%
March 2024	1.30%	1.09%	1.03%	0.96%	1.09%	0.96%
April 2024	1.35%	1.10%	1.13%	0.88%	1.10%	0.95%
May 2024	1.23%	1.10%	1.05%	1.01%	1.10%	1.01%
June 2024	1.30%	1.10%	1.03%	0.94%	1.09%	-
July 2024	1.43%	1.13%	1.04%	0.88%	1.39%	-
Fidelity Managed Retirement 2020 Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	25.28%	20.79%	18.96%	18.42%	20.79%	18.69%
October 2023	31.47%	26.29%	25.03%	23.60%	26.29%	23.60%
November 2023	31.44%	26.29%	25.06%	23.58%	26.29%	23.58%
December 2023	26.97%	26.14%	25.80%	25.48%	26.14%	25.51%
February 2024	2.07%	1.57%	1.46%	1.37%	1.57%	1.37%
March 2024	1.88%	1.57%	1.45%	1.36%	1.77%	1.36%
April 2024	1.96%	1.57%	1.60%	1.33%	1.60%	1.35%
May 2024	1.83%	1.56%	1.49%	1.43%	1.56%	1.43%
June 2024	2.07%	1.60%	1.45%	1.30%	1.60%	-
July 2024	1.89%	1.58%	1.46%	1.38%	1.56%	-
Fidelity Managed Retirement 2025 Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	25.75%	21.90%	20.10%	19.31%	21.58%	19.31%
October 2023	35.70%	30.48%	29.75%	27.16%	30.48%	27.16%
November 2023	37.02%	30.61%	28.43%	26.10%	30.61%	26.98%
December 2023	31.22%	30.45%	29.53%	29.46%	30.41%	29.68%
February 2024	2.34%	2.00%	1.95%	1.71%	1.95%	1.67%
March 2024	2.51%	2.00%	1.89%	1.69%	2.04%	1.53%
April 2024	2.41%	2.01%	0.00%	1.65%	2.01%	1.67%
May 2024	2.30%	1.99%	1.81%	1.77%	1.99%	2.01%
June 2024	2.50%	2.00%	1.85%	1.72%	2.67%	-
July 2024	2.56%	2.02%	1.82%	1.69%	1.93%	-
Fidelity Managed Retirement 2030 Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	27.87%	23.23%	21.44%	19.91%	23.23%	19.91%
October 2023	39.10%	33.89%	29.90%	29.90%	33.89%	29.90%
November 2023	41.58%	34.02%	34.02%	28.79%	34.02%	34.02%
December 2023	34.80%	33.74%	32.93%	32.74%	33.74%	33.13%
February 2024	4.31%	2.88%	2.88%	2.47%	2.88%	2.47%
March 2024	4.28%	2.86%	2.86%	2.57%	2.86%	2.57%
April 2024	3.87%	3.01%	0.00%	2.26%	3.01%	2.46%
May 2024	3.30%	2.89%	2.72%	2.57%	2.89%	2.57%
June 2024	3.75%	3.00%	2.73%	2.31%	3.00%	-
July 2024	3.01%	3.01%	2.63%	2.34%	3.51%	-
Fidelity Managed Retirement 2035 Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	6.21%	5.85%	5.85%	5.63%	5.96%	5.74%
October 2023	49.73%	38.26%	38.26%	35.52%	41.44%	35.52%
November 2023	60.95%	43.54%	38.09%	30.48%	43.54%	33.86%
December 2023	40.35%	39.08%	38.59%	37.89%	39.08%	38.12%
February 2024	4.63%	3.71%	3.09%	3.09%	3.71%	3.09%
March 2024	6.03%	3.77%	3.35%	3.02%	4.31%	3.35%
April 2024	8.98%	4.49%	3.85%	3.00%	5.39%	3.37%
May 2024	4.13%	3.50%	3.50%	3.25%	3.50%	3.25%
June 2024	7.00%	4.00%	3.50%	3.11%	4.00%	-
July 2024	5.63%	4.02%	3.52%	3.13%	4.02%	-

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a Section 199A dividend:

	Class A	Retail Class	Class K	Class K6	Class I	Class Z6
Fidelity Managed Retirement Income Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	0.16%	0.14%	0.13%	0.13%	0.14%	0.13%
October 2023	0.25%	0.22%	0.21%	0.22%	0.22%	0.20%
November 2023	0.25%	0.22%	0.21%	0.21%	0.22%	0.21%
December 2023	0.23%	0.23%	0.22%	0.22%	0.22%	0.22%
February 2024	0.04%	0.04%	0.03%	0.03%	0.04%	0.03%
March 2024	0.04%	0.04%	0.03%	0.03%	0.04%	0.03%
April 2024	0.04%	0.04%	0.03%	0.03%	0.04%	0.03%
May 2024	0.04%	0.04%	0.03%	0.03%	0.04%	0.03%
June 2024	0.04%	0.04%	0.03%	0.03%	0.04%	-
July 2024	0.04%	0.04%	0.03%	0.03%	0.04%	-
Fidelity Managed Retirement 2010 Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	0.22%	0.19%	0.18%	0.17%	0.19%	0.17%
October 2023	0.38%	0.28%	0.26%	0.25%	0.28%	0.25%
November 2023	0.34%	0.28%	0.26%	0.24%	0.28%	0.25%
December 2023	0.28%	0.28%	0.27%	0.27%	0.28%	0.27%
February 2024	0.03%	0.03%	0.02%	0.02%	0.03%	0.02%
March 2024	0.03%	0.03%	0.02%	0.02%	0.03%	0.02%
April 2024	0.03%	0.03%	0.02%	0.02%	0.02%	0.02%
May 2024	0.03%	0.03%	0.02%	0.02%	0.02%	0.02%
June 2024	0.03%	0.03%	0.02%	0.02%	0.02%	-
July 2024	0.03%	0.03%	0.02%	0.02%	0.03%	-
Fidelity Managed Retirement 2015 Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	0.34%	0.29%	0.27%	0.26%	0.29%	0.26%
October 2023	0.44%	0.39%	0.37%	0.35%	0.39%	0.35%
November 2023	0.44%	0.39%	0.37%	0.35%	0.41%	0.35%
December 2023	0.41%	0.39%	0.39%	0.38%	0.39%	0.38%
February 2024	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
March 2024	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
April 2024	0.02%	0.01%	0.02%	0.01%	0.01%	0.01%
May 2024	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
June 2024	0.02%	0.01%	0.01%	0.01%	0.01%	-
July 2024	0.02%	0.02%	0.01%	0.01%	0.02%	-
Fidelity Managed Retirement 2020 Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	0.51%	0.42%	0.38%	0.37%	0.42%	0.38%
October 2023	0.63%	0.53%	0.50%	0.48%	0.53%	0.48%
November 2023	0.63%	0.53%	0.50%	0.48%	0.53%	0.48%
December 2023	0.54%	0.53%	0.52%	0.51%	0.53%	0.51%
February 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
March 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
April 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
May 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
June 2024	0.00%	0.00%	0.00%	0.00%	0.00%	-
July 2024	0.00%	0.00%	0.00%	0.00%	0.00%	-
Fidelity Managed Retirement 2025 Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	0.55%	0.47%	0.43%	0.41%	0.46%	0.41%
October 2023	0.76%	0.65%	0.63%	0.58%	0.65%	0.58%
November 2023	0.79%	0.65%	0.60%	0.56%	0.65%	0.57%
December 2023	0.66%	0.65%	0.63%	0.63%	0.65%	0.63%
February 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
March 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
April 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
May 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
June 2024	0.00%	0.00%	0.00%	0.00%	0.00%	-
July 2024	0.00%	0.00%	0.00%	0.00%	0.00%	-
Fidelity Managed Retirement 2030 Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	0.60%	0.50%	0.46%	0.43%	0.50%	0.43%
October 2023	0.84%	0.73%	0.65%	0.65%	0.73%	0.65%
November 2023	0.90%	0.73%	0.73%	0.62%	0.73%	0.73%
December 2023	0.75%	0.73%	0.71%	0.71%	0.73%	0.72%
February 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
March 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
April 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
May 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
June 2024	0.00%	0.00%	0.00%	0.00%	0.00%	-
July 2024	0.00%	0.00%	0.00%	0.00%	0.00%	-
Fidelity Managed Retirement 2035 Fund
August 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 2023	0.14%	0.13%	0.13%	0.13%	0.14%	0.13%
October 2023	1.10%	0.85%	0.85%	0.79%	0.92%	0.79%
November 2023	1.35%	0.97%	0.85%	0.68%	0.97%	0.75%
December 2023	0.90%	0.87%	0.86%	0.84%	0.87%	0.85%
February 2024	0.05%	0.04%	0.03%	0.03%	0.04%	0.03%
March 2024	0.06%	0.04%	0.04%	0.03%	0.04%	0.04%
April 2024	0.09%	0.05%	0.04%	0.03%	0.05%	0.04%
May 2024	0.04%	0.04%	0.04%	0.03%	0.04%	0.03%
June 2024	0.07%	0.04%	0.04%	0.03%	0.04%	-
July 2024	0.06%	0.04%	0.04%	0.03%	0.04%	-

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes
Fidelity Managed Retirement Income Fund
Class A	12/29/2023	0.1729	0.0186
Fidelity Managed Retirement Income	12/29/2023	0.1787	0.0186
Class K	12/29/2023	0.1815	0.0186
Class K6	12/29/2023	0.1859	0.0186
Class I	12/29/2023	0.1789	0.0186
Class Z6	12/29/2023	0.1838	0.0186
Fidelity Managed Retirement 2010 Fund
Class A	12/29/2023	0.1754	0.0187
Fidelity Managed Retirement 2010	12/29/2023	0.1813	0.0187
Class K	12/29/2023	0.1837	0.0187
Class K6	12/29/2023	0.1862	0.0187
Class I	12/29/2023	0.1813	0.0187
Class Z6	12/29/2023	0.1862	0.0187
Fidelity Managed Retirement 2015 Fund
Class A	12/29/2023	0.1967	0.0213
Fidelity Managed Retirement 2015	12/29/2023	0.2032	0.0213
Class K	12/29/2023	0.2062	0.0213
Class K6	12/29/2023	0.2086	0.0213
Class I	12/29/2023	0.2035	0.0213
Class Z6	12/29/2023	0.2086	0.0213
Fidelity Managed Retirement 2020 Fund
Class A	12/29/2023	0.2303	0.0245
Fidelity Managed Retirement 2020	12/29/2023	0.2377	0.0245
Class K	12/29/2023	0.2408	0.0245
Class K6	12/29/2023	0.2438	0.0245
Class I	12/29/2023	0.2377	0.0245
Class Z6	12/29/2023	0.2435	0.0245
Fidelity Managed Retirement 2025 Fund
Class A	12/29/2023	0.2608	0.0277
Fidelity Managed Retirement 2025	12/29/2023	0.2675	0.0277
Class K	12/29/2023	0.2757	0.0277
Class K6	12/29/2023	0.2764	0.0277
Class I	12/29/2023	0.2678	0.0277
Class Z6	12/29/2023	0.2744	0.0277
Fidelity Managed Retirement 2030 Fund
Class A	12/29/2023	0.0564	0.0059
Fidelity Managed Retirement 2030	12/29/2023	0.0582	0.0059
Class K	12/29/2023	0.0596	0.0059
Class K6	12/29/2023	0.0599	0.0059
Class I	12/29/2023	0.0582	0.0059
Class Z6	12/29/2023	0.0592	0.0059
Fidelity Managed Retirement 2035 Fund
Class A	12/29/2023	0.0612	0.0061
Fidelity Managed Retirement 2035	12/29/2023	0.0631	0.0061
Class K	12/29/2023	0.0639	0.0061
Class K6	12/29/2023	0.0651	0.0061
Class I	12/29/2023	0.0631	0.0061
Class Z6	12/29/2023	0.0647	0.0061

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9881729.107
MRI-ANN-0924
Fidelity® GNMA Fund

Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® GNMA Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 8.5%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 8.5%
U.S. Treasury Bonds:
4.125% 8/15/53	22,440	21,581
4.25% 2/15/54	8,490	8,349
4.625% 5/15/44	310	318
U.S. Treasury Notes:
3.625% 5/31/28	22,860	22,567
4% 1/15/27	18,090	18,020
4.125% 2/15/27	37,990	37,966
4.25% 3/15/27	8,670	8,698
4.25% 6/30/29	7,340	7,441
4.25% 6/30/31	6,880	6,998
4.375% 12/15/26	39,790	39,961
4.875% 10/31/30	1,400	1,470

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $172,197)		173,369

U.S. Government Agency - Mortgage Securities - 123.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 4.2%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (b)(c)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 7.48% 7/1/34 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.26% 2/1/33 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 12/1/34 (b)(c)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (b)(c)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.125% 9/1/33 (b)(c)	104	105
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.315% 7/1/35 (b)(c)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 5.971% 3/1/36 (b)(c)	27	28
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.600% 5.858% 8/1/35 (b)(c)	77	79
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.967% 5/1/35 (b)(c)	65	67
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.33% 3/1/33 (b)(c)	22	22
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.53% 11/1/36 (b)(c)	32	32
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 6.521% 8/1/35 (b)(c)	40	41
U.S. TREASURY 1 YEAR INDEX + 2.150% 6.432% 7/1/36 (b)(c)	28	28
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.402% 10/1/33 (b)(c)	12	12
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.585% 9/1/34 (b)(c)	21	21
U.S. TREASURY 1 YEAR INDEX + 2.460% 7.167% 7/1/34 (b)(c)	96	97
1.5% 11/1/35 to 1/1/51	12,269	10,204
2% 2/1/28 to 6/1/36	14,260	12,906
2.5% 10/1/31 to 5/1/42	10,887	9,914
3% 11/1/51 to 3/1/52	1,557	1,369
3.5% 10/1/41 to 4/1/52	18,124	16,589
5% 10/1/52 to 12/1/52 (d)	4,887	4,866
5.5% 11/1/52	8,719	8,743
6% 11/1/52 to 7/1/54 (d)	17,051	17,472
6.5% 3/1/54 to 7/1/54	2,579	2,658
8.5% 12/1/27	5	5
TOTAL FANNIE MAE		85,304
Freddie Mac - 2.9%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 6.11% 8/1/34 (b)(c)	41	42
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (b)(c)	47	48
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.489% 10/1/36 (b)(c)	107	109
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 7.711% 6/1/33 (b)(c)	74	76
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6.663% 10/1/35 (b)(c)	58	59
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (b)(c)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.030% 6.782% 6/1/33 (b)(c)	79	80
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.341% 12/1/35 (b)(c)	324	328
U.S. TREASURY 1 YEAR INDEX + 2.260% 7.127% 6/1/33 (b)(c)	135	136
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.859% 3/1/35 (b)(c)	248	252
1.5% 11/1/35 to 2/1/51	17,493	14,100
2% 3/1/36 to 8/1/36	4,451	4,015
2.5% 11/1/31 to 4/1/42	17,040	15,109
3% 4/1/34 to 3/1/52	505	464
3.5% 3/1/42 to 3/1/52	11,318	10,448
5% 11/1/52	1,282	1,277
5.5% 3/1/53 (e)	2,139	2,175
6% 9/1/53	1,568	1,596
6.5% 9/1/53 to 10/1/53	8,252	8,568
TOTAL FREDDIE MAC		58,883
Ginnie Mae - 112.3%
3% 5/15/27 to 12/20/50	162,617	147,593
3.5% 9/15/26 to 5/20/50 (f)	220,701	206,829
3.7% 10/15/42	3,700	3,492
4% 5/15/44	833	802
4.5% 7/15/33 to 4/20/53	89,867	88,101
4.75% 7/15/40	325	323
4.875% 9/15/39 to 12/15/39	2,811	2,809
5.09% 4/15/36 to 11/15/36	2,311	2,323
5.15% 2/15/36	90	90
5.2% 7/15/36	45	46
5.25% 4/15/36 to 4/15/37	149	150
5.39% 5/15/36	42	43
5.45% 2/15/37	389	396
5.5% 10/15/32 to 2/20/42	3,449	3,537
5.6% 11/15/36	127	131
6.45% 1/15/32 to 8/15/32	63	65
6.5% 10/15/25 to 1/15/39	2,293	2,390
7% to 7% 7/15/25 to 9/20/34	4,484	4,626
7.25% 9/15/27	14	14
7.5% to 7.5% 8/15/25 to 7/20/32	1,450	1,499
8% 8/15/24 to 9/15/31	309	319
8.5% 9/15/30 to 2/15/31	91	96
9% 10/15/24	0	0
2% 9/20/50 to 3/20/52	476,820	395,683
2% 8/1/54 (g)	9,850	8,169
2% 8/1/54 (g)	59,200	49,099
2.25% 5/20/50	1,840	1,531
2.375% 5/20/50	1,327	1,115
2.5% 3/15/28 to 10/20/52	392,372	338,737
2.625% 5/20/50	3,397	2,923
2.75% 5/20/50	1,024	889
3% 8/1/54 (g)	139,150	124,264
3% 8/1/54 (g)	23,150	20,673
3% 8/1/54 (g)	2,800	2,500
3% 8/1/54 (g)	1,900	1,697
3% 8/1/54 (g)	6,500	5,805
3% 8/1/54 (g)	10,000	8,930
3% 8/1/54 (g)	40,500	36,167
3% 9/1/54 (g)	27,800	24,850
3% 9/1/54 (g)	83,450	74,594
3.25% 2/20/41 to 7/20/46	839	736
3.375% 5/20/50	441	400
3.74% 7/20/42 to 8/20/42	310	293
3.75% 10/20/41 to 7/20/47	14,732	13,889
4% 2/20/33 to 1/20/50	125,821	121,316
4.25% 1/20/46	287	278
4.5% 8/1/54 (g)	49,700	48,133
5% 6/20/29 to 5/20/54	92,168	91,793
5% 8/1/54 (g)	24,950	24,668
5.35% 4/20/29 to 12/20/30	2,730	2,739
5.5% 8/1/54 (g)	20,500	20,563
5.5% 8/1/54 (g)	5,175	5,191
5.5% 8/1/54 (g)	5,325	5,341
5.5% 8/1/54 (g)	10,300	10,332
5.5% 8/1/54 (g)	5,000	5,015
5.5% 9/1/54 (g)	7,750	7,773
5.5% 9/1/54 (g)	10,300	10,331
5.5% 9/1/54 (g)	5,000	5,015
5.75% 9/20/39 to 9/20/40	5,356	5,545
6% to 6% 12/20/27 to 3/15/39	4,427	4,543
6% 8/1/54 (g)	58,600	59,307
6% 8/1/54 (g)	43,925	44,455
6% 8/1/54 (g)	23,425	23,707
6% 8/1/54 (g)	13,150	13,309
6% 8/1/54 (g)	43,925	44,455
6% 8/1/54 (g)	3,725	3,770
6% 9/1/54 (g)	21,175	21,420
6% 9/1/54 (g)	37,000	37,429
6% 9/1/54 (g)	3,150	3,187
6% 9/1/54 (g)	1,600	1,619
6% 9/1/54 (g)	47,650	48,202
6% 9/1/54 (g)	28,525	28,856
6.5% 8/1/54 (g)	17,400	17,732
6.5% 9/1/54 (g)	10,650	10,846
7.395% 7/20/25 to 2/20/27	55	55
TOTAL GINNIE MAE		2,305,543
Uniform Mortgage Backed Securities - 3.6%
2% 8/1/39 (g)	400	359
2% 9/1/39 (g)	300	270
2% 8/1/54 (g)	9,000	7,243
2% 8/1/54 (g)	9,000	7,243
2% 8/1/54 (g)	11,850	9,536
2% 8/1/54 (g)	9,750	7,846
2% 9/1/54 (g)	2,100	1,692
2% 10/1/54 (g)	725	585
3% 8/1/54 (g)	4,975	4,344
6% 8/1/54 (g)	2,300	2,333
6% 8/1/54 (g)	2,350	2,384
6% 8/1/54 (g)	5,850	5,934
6% 8/1/54 (g)	5,850	5,934
6% 9/1/54 (g)	1,150	1,167
6.5% 8/1/54 (g)	17,400	17,847
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		74,717
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,610,650)		2,524,447

Collateralized Mortgage Obligations - 12.3%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 12.3%
Fannie Mae:
planned amortization class:
Series 2012-93 Class QW, 5% 1/25/42	28	27
Series 2017-1 Class JP, 3.5% 4/25/45	191	184
Series 2017-22 Class JN, 4.5% 4/25/46	426	419
Series 2019-52 Class M, 3.5% 3/25/49	63	61
Series 2019-64 Class MJ, 4.5% 6/25/49	804	784
Series 2019-74 Class LB, 3% 10/25/49	351	317
Series 2021-26 Class HC, 1% 11/25/49	3,484	2,946
sequential payer:
Series 2017-89 Class KV, 3.5% 8/25/47	894	877
Series 2020-49 Class JA, 2% 8/25/44	798	731
Series 2020-67 Class KZ, 3.25% 9/25/40	2,403	2,213
Series 2021-68 Class A, 2% 7/25/49	1,699	1,349
Series 2021-85 Class L, 2.5% 8/25/48	926	812
Series 2021-96 Class HA, 2.5% 2/25/50	1,466	1,286
Series 2022-3:
Class G, 2% 11/25/47	10,726	9,371
Class N, 2% 10/25/47	9,979	8,729
Series 2022-4 Class B, 2.5% 5/25/49	1,075	945
Series 2016-3 Class IP, 4% 2/25/46 (h)	14,269	2,846
Series 2016-78 Class IO, 3.5% 11/25/46 (h)	3,829	658
Series 2020-45 Class JL, 3% 7/25/40	95	86
Series 2021-59 Class H, 2% 6/25/48	955	780
Series 2021-66:
Class DA, 2% 1/25/48	1,021	838
Class DM, 2% 1/25/48	1,085	890
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (b)(h)	71	11
Series 339 Class 5, 5.5% 7/25/33 (h)	98	15
Series 343 Class 16, 5.5% 5/25/34 (h)	92	14
Freddie Mac:
planned amortization class:
Series 2022-5213 Class JM, 3.5% 9/25/51	3,956	3,772
Series 2022-5224 Class DQ, 3.75% 8/25/44	2,239	2,138
Series 2220 Class PD, 8% 3/15/30	151	158
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	641	584
Class LT, 3.25% 10/25/40	2,481	2,304
Class LY, 3% 10/25/40	487	443
Series 2021-5175 Class CB, 2.5% 4/25/50	5,365	4,694
Series 2021-5180 Class KA, 2.5% 10/25/47	1,060	951
Series 2022-5191 Class CA, 2.5% 4/25/50	1,244	1,082
Series 2022-5198 Class BA, 2.5% 11/25/47	3,420	3,080
Series 2204 Class N, 7.5% 12/20/29	325	334
Series 2020-5041 Class LB, 3% 11/25/40	1,092	995
Series 2021-5083 Class VA, 1% 8/15/38	3,477	3,262
Series 2021-5176 Class AG, 2% 1/25/47	4,013	3,482
Series 2021-5182 Class A, 2.5% 10/25/48	6,955	6,116
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	849	745
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2477% 6/16/37 (b)(h)(i)	515	52
Series 2008-51 Class FE, CME Term SOFR 1 Month Index + 0.860% 6.1923% 6/16/38 (b)(c)	141	141
Series 2008-57 Class AF, CME Term SOFR 1 Month Index + 0.690% 6.0396% 7/20/38 (b)(c)	348	347
Series 2010-130 Class KF, CME Term SOFR 1 Month Index + 0.760% 6.0923% 10/16/40 (b)(c)	651	651
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0104% 3/20/60 (b)(c)(j)	2,953	2,949
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7904% 7/20/60 (b)(c)(j)	4,201	4,187
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7443% 9/20/60 (b)(c)(j)	3,539	3,521
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7443% 8/20/60 (b)(c)(j)	3,483	3,468
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8243% 12/20/60 (b)(c)(j)	1,451	1,446
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9443% 12/20/60 (b)(c)(j)	1,097	1,095
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9443% 2/20/61 (b)(c)(j)	253	252
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9343% 2/20/61 (b)(c)(j)	1,255	1,252
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9443% 4/20/61 (b)(c)(j)	1,198	1,196
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9443% 5/20/61 (b)(c)(j)	1,127	1,125
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9443% 5/20/61 (b)(c)(j)	1,297	1,295
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9743% 6/20/61 (b)(c)(j)	1,461	1,459
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0443% 10/20/61 (b)(c)(j)	1,490	1,489
Series 2012-48 Class FA, CME Term SOFR 1 Month Index + 0.460% 5.7923% 4/16/42 (b)(c)	249	245
Series 2012-76 Class GF CME Term SOFR 1 Month Index + 0.410% 5.7423% 6/16/42 (b)(c)	284	281
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1443% 11/20/61 (b)(c)(j)	1,733	1,735
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1443% 1/20/62 (b)(c)(j)	864	864
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0743% 1/20/62 (b)(c)(j)	1,648	1,648
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0743% 3/20/62 (b)(c)(j)	802	801
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0943% 5/20/61 (b)(c)(j)	23	23
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7243% 5/20/63 (b)(c)(j)	25	25
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6443% 4/20/63 (b)(c)(j)	26	25
Series 2016-12 Class FA, CME Term SOFR 1 Month Index + 0.460% 5.8096% 1/20/46 (b)(c)	693	674
Series 2019-42 Class FK, CME Term SOFR 1 Month Index + 0.560% 5.9096% 4/20/49 (b)(c)	4,863	4,748
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	2,144	2,175
Series 2005-24 Class TC, 5.5% 3/20/35	1,518	1,537
Series 2005-57 Class PB, 5.5% 7/20/35	2,239	2,294
Series 2006-50 Class JC, 5% 6/20/36	251	250
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	128	7
Series 2015-24 Class PI, 3.5% 2/20/45 (h)	7,663	1,164
Series 2016-69 Class WA, 3% 2/20/46	914	845
Series 2017-134 Class BA, 2.5% 11/20/46	387	349
Series 2017-139 Class K, 3% 8/20/47	12,861	11,833
Series 2017-153 Class GA, 3% 9/20/47	2,523	2,278
Series 2017-182 Class KA, 3% 10/20/47	1,998	1,818
Series 2018-13 Class Q, 3% 4/20/47	2,434	2,262
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	656	671
Series 2004-24 Class ZM, 5% 4/20/34	1,348	1,330
Series 2004-46 Class BZ, 6% 6/20/34	842	852
Series 2004-86 Class G, 6% 10/20/34	6,273	6,509
Series 2005-26 Class ZA, 5.5% 1/20/35	6,293	6,443
Series 2005-47 Class ZY, 6% 6/20/35	4,567	4,728
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,025
Series 2005-82 Class JV, 5% 6/20/35	1,221	1,231
Series 2006-2 Class Z, 5.5% 1/20/36	2,760	2,829
Series 2010-160 Class DY, 4% 12/20/40	12,996	12,608
Series 2010-168 Class BG, 4% 4/20/40	5,199	5,048
Series 2010-170 Class B, 4% 12/20/40	2,044	1,980
Series 2017-139 Class BA, 3% 9/20/47	4,322	3,892
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)	9,222	8,856
Series 2004-32:
Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0577% 5/16/34 (b)(h)(i)	158	10
Class SG, 6.380% - CME Term SOFR 1 Month Index 1.0404% 3/20/33 (b)(h)(i)	1,775	83
Series 2004-59 Class SC, 7.080% - CME Term SOFR 1 Month Index 1.7577% 8/16/34 (b)(h)(i)	920	76
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7577% 8/17/34 (b)(h)(i)	272	23
Series 2005-13 Class SA, 6.680% - CME Term SOFR 1 Month Index 1.3404% 2/20/35 (b)(h)(i)	1,604	125
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,013
Series 2005-82 Class NS, 6.180% - CME Term SOFR 1 Month Index 0.8404% 7/20/34 (b)(h)(i)	1,626	144
Series 2006-13 Class DS, 10.920% x CME Term SOFR 1 Month Index 2.9106% 3/20/36 (b)(c)(i)	1,722	1,726
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5463% 6/16/37 (b)(c)(i)	303	342
Series 2009-13 Class E, 4.5% 3/16/39	1,539	1,513
Series 2009-42 Class AY, 5% 6/16/37	980	983
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7904% 5/20/60 (b)(c)(j)	2,267	2,260
Series 2011-52 Class HI, 7% 4/16/41 (h)	199	27
Series 2012-103 Class IL, 3% 8/20/27 (h)	3,922	108
Series 2013-149 Class MA, 2.5% 5/20/40	6,808	6,596
Series 2013-182 Class IQ, 4.5% 12/16/43 (h)	2,537	426
Series 2014-133 Class IB, 5% 9/20/44 (h)	2,416	464
Series 2014-146 Class EI, 5% 10/20/44 (h)	4,632	926
Series 2014-154 Class IO, 5% 10/20/44 (h)	932	203
Series 2014-158 Class ID, 5% 10/20/44 (h)	4,045	813
Series 2014-178 Class IO, 5% 11/20/44 (h)	5,791	1,135
Series 2014-2 Class BA, 3% 1/20/44	3,110	2,843
Series 2014-21 Class HA, 3% 2/20/44	1,157	1,066
Series 2014-25 Class HC, 3% 2/20/44	1,986	1,810
Series 2014-5 Class A, 3% 1/20/44	1,601	1,463
Series 2015-117 Class KI, 5% 8/20/45 (h)	5,522	1,062
Series 2015-14 Class IO, 5% 10/20/44 (h)	6,290	1,215
Series 2015-79 Class IC, 5% 5/20/45 (h)	3,006	581
Series 2015-H21:
Class HZ, 4.2622% 6/20/63 (b)(j)	445	437
Class JZ, 4.4982% 6/20/65 (b)(j)	30	30
Series 2016-146 Class AL, 5.6316% 5/20/40 (b)	1,850	1,868
Series 2016-17 Class A, 3% 2/16/46	12,310	11,351
Series 2016-171 Class BI, 5% 10/20/44 (h)	5,650	1,110
Series 2017-186 Class HK, 3% 11/16/45	5,905	5,448
Series 2017-75 Class PT, 5.7245% 4/20/47 (b)	6,927	6,979
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.55% 8/20/66 (b)(c)(j)	2,607	2,595

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $265,353)		251,991

Commercial Mortgage Securities - 1.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
floater Series 2024-K523 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 5.8864% 4/25/29 (b)(c)	10,600	10,600
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	212	208
Series K058 Class A2, 2.653% 8/25/26	7,000	6,727
Series K063 Class A2, 3.43% 1/25/27	1,300	1,264
Series K090 Class A2, 3.422% 2/25/29	2,400	2,300
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (b)(h)	221	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9493% 9/16/42 (b)(h)	1,188	18
Series 2002-62 Class IO, 1.1703% 8/16/42 (b)(h)	547	6
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $28,451)		21,123

Money Market Funds - 0.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (k) (Cost $6,990)	6,988,468	6,990

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	8,200	155

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	8,200	383

TOTAL PURCHASED SWAPTIONS (Cost $530)			538

TOTAL INVESTMENT IN SECURITIES - 145.1% (Cost $3,084,171)	2,978,458
NET OTHER ASSETS (LIABILITIES) - (45.1)%	(925,331)
NET ASSETS - 100.0%	2,053,127

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 8/1/54	(9,000)	(7,464)
2% 8/1/54	(8,100)	(6,718)
3% 8/1/54	(27,800)	(24,826)
3% 8/1/54	(83,450)	(74,523)
5.5% 8/1/54	(10,300)	(10,332)
5.5% 8/1/54	(5,000)	(5,015)
5.5% 8/1/54	(10,300)	(10,332)
5.5% 8/1/54	(5,000)	(5,015)
5.5% 8/1/54	(7,750)	(7,774)
6% 8/1/54	(21,175)	(21,430)
6% 8/1/54	(37,000)	(37,446)
6% 8/1/54	(3,150)	(3,188)
6% 8/1/54	(1,600)	(1,619)
6% 8/1/54	(47,650)	(48,225)
6% 8/1/54	(28,525)	(28,869)
6% 8/1/54	(43,925)	(44,455)
6% 8/1/54	(3,725)	(3,770)
6.5% 8/1/54	(10,650)	(10,853)

TOTAL GINNIE MAE		(351,854)

Uniform Mortgage Backed Securities
2% 8/1/39	(300)	(269)
2% 8/1/54	(9,000)	(7,243)
2% 8/1/54	(9,000)	(7,243)
2% 8/1/54	(8,750)	(7,042)
2% 8/1/54	(2,100)	(1,690)
2% 8/1/54	(11,000)	(8,852)
2% 8/1/54	(3,500)	(2,817)
2% 8/1/54	(9,750)	(7,846)
2% 9/1/54	(725)	(584)
3% 8/1/54	(4,975)	(4,344)
3% 9/1/54	(4,975)	(4,349)
3.5% 8/1/54	(3,500)	(3,177)
4% 8/1/54	(5,000)	(4,685)
6% 8/1/54	(1,150)	(1,167)
6% 8/1/54	(150)	(152)
6% 8/1/54	(7,200)	(7,304)
6% 8/1/54	(5,850)	(5,934)
6.5% 8/1/54	(17,400)	(17,847)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(92,545)

TOTAL TBA SALE COMMITMENTS (Proceeds $441,512)		(444,399)

Written Swaptions
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	39,000	(1,551)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	39,000	(1,451)

TOTAL WRITTEN SWAPTIONS			(3,002)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	139	Sep 2024	28,546	101	101
CBOT 5-Year U.S. Treasury Note Contracts (United States)	10	Sep 2024	1,079	6	6

TOTAL PURCHASED					107

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,515	Sep 2024	169,396	(2,931)	(2,931)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	197	Sep 2024	23,794	(414)	(414)

TOTAL SOLD					(3,345)

TOTAL FUTURES CONTRACTS					(3,238)
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
The notional amount of futures sold as a percentage of Net Assets is 9.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $284,722,000.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	102,006	(616)	0	(616)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	29,441	(301)	0	(301)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	66,158	(815)	0	(815)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2034	5,146	67	0	67
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	7,035	(73)	0	(73)
TOTAL INTEREST RATE SWAPS							(1,738)	0	(1,738)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
For the period, the average monthly notional amount at value for swaps in the aggregate was $208,328,000.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,317,000.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,000.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,929,000.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	260,948	908,667	1,162,625	5,702	-	-	6,990	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	195,184	195,184	6	-	-	-	0.0%
Total	260,948	1,103,851	1,357,809	5,708	-	-	6,990

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	173,369	-	173,369	-

U.S. Government Agency - Mortgage Securities	2,524,447	-	2,524,447	-

Collateralized Mortgage Obligations	251,991	-	251,991	-

Commercial Mortgage Securities	21,123	-	21,123	-

Money Market Funds	6,990	6,990	-	-

Purchased Swaptions	538	-	538	-
Total Investments in Securities:	2,978,458	6,990	2,971,468	-
Derivative Instruments: Assets
Futures Contracts	107	107	-	-
Swaps	67	-	67	-
Total Assets	174	107	67	-
Liabilities
Futures Contracts	(3,345)	(3,345)	-	-
Swaps	(1,805)	-	(1,805)	-
Written Swaptions	(3,002)	-	(3,002)	-
Total Liabilities	(8,152)	(3,345)	(4,807)	-
Total Derivative Instruments:	(7,978)	(3,238)	(4,740)	-
Other Financial Instruments:
TBA Sale Commitments	(444,399)	-	(444,399)	-
Total Other Financial Instruments:	(444,399)	-	(444,399)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	107	(3,345)
Purchased Swaptions (b)	538	0
Swaps (c)	67	(1,805)
Written Swaptions (d)	0	(3,002)
Total Interest Rate Risk	712	(8,152)
Total Value of Derivatives	712	(8,152)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(d)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024 Amounts in thousands (except per-share amount)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,077,181)	$2,971,468
Fidelity Central Funds (cost $6,990)	6,990

Total Investment in Securities (cost $3,084,171)		$2,978,458
Receivable for investments sold		4,721
Receivable for premium on written options		3,241
Receivable for TBA sale commitments		441,512
Receivable for fund shares sold		57
Interest receivable		7,420
Distributions receivable from Fidelity Central Funds		68
Other receivables		4
Total assets		3,435,481
Liabilities
Payable for investments purchased
Regular delivery	$7,179
Delayed delivery	923,905
TBA sale commitments, at value	444,399
Payable for fund shares redeemed	1,130
Distributions payable	770
Accrued management fee	478
Payable for daily variation margin on futures contracts	439
Payable for daily variation margin on centrally cleared swaps	693
Written options, at value (premium receivable $3,241)	3,002
Other affiliated payables	285
Other payables and accrued expenses	74
Total liabilities		1,382,354
Net Assets		$2,053,127
Net Assets consist of:
Paid in capital		$2,437,912
Total accumulated earnings (loss)		(384,785)
Net Assets		$2,053,127
Net Asset Value, offering price and redemption price per share ($2,053,127 ÷ 201,123 shares)		$10.21
Statement of Operations
Year ended July 31, 2024 Amounts in thousands
Investment Income
Interest		$81,236
Income from Fidelity Central Funds (including $6 from security lending)		5,708
Total income		86,944
Expenses
Management fee	$6,162
Transfer agent fees	2,125
Fund wide operations fee	1,209
Independent trustees' fees and expenses	65
Total expenses before reductions	9,561
Expense reductions	(7)
Total expenses after reductions		9,554
Net Investment income (loss)		77,390
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(27,527)
Futures contracts	15,075
Swaps	(3,892)
Total net realized gain (loss)		(16,344)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	55,327
Futures contracts	(9,583)
Swaps	(1,561)
Written options	239
TBA Sale commitments	(3,767)
Total change in net unrealized appreciation (depreciation)		40,655
Net gain (loss)		24,311
Net increase (decrease) in net assets resulting from operations		$101,701
Statement of Changes in Net Assets

Amount in thousands	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,390	$80,753
Net realized gain (loss)	(16,344)	(80,806)
Change in net unrealized appreciation (depreciation)	40,655	(130,047)
Net increase (decrease) in net assets resulting from operations	101,701	(130,100)
Distributions to shareholders	(75,877)	(79,236)

Share transactions
Proceeds from sales of shares	129,681	189,947
Reinvestment of distributions	66,832	70,547
Cost of shares redeemed	(480,069)	(633,058)

Net increase (decrease) in net assets resulting from share transactions	(283,556)	(372,564)
Total increase (decrease) in net assets	(257,732)	(581,900)

Net Assets
Beginning of period	2,310,859	2,892,759
End of period	$2,053,127	$2,310,859

Other Information
Shares
Sold	13,229	18,607
Issued in reinvestment of distributions	6,735	6,944
Redeemed	(48,519)	(62,311)
Net increase (decrease)	(28,555)	(36,760)

Financial Highlights
Fidelity® GNMA Fund

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.86	$11.73	$11.80	$11.51
Income from Investment Operations
Net investment income (loss) A,B	.361	.326	.116	.097	.229
Net realized and unrealized gain (loss)	.143	(.823)	(.838)	(.065)	.307
Total from investment operations	.504	(.497)	(.722)	.032	.536
Distributions from net investment income	(.354)	(.303)	(.121)	(.093) C	(.246)
Distributions from net realized gain	-	-	(.027)	(.009) C	-
Total distributions	(.354)	(.303)	(.148)	(.102)	(.246)
Net asset value, end of period	$10.21	$10.06	$10.86	$11.73	$11.80
Total Return D	5.17%	(4.39)%	(6.19)%	.27%	4.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.64%	3.20%	1.03%	.83%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$2,053	$2,311	$2,893	$3,958	$4,303
Portfolio turnover rate G	781%	776%	863%	593%	561%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity GNMA Fund	$3

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,616
Gross unrealized depreciation	(137,394)
Net unrealized appreciation (depreciation)	$(116,778)
Tax Cost	$3,090,420

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,660
Capital loss carryforward	$(270,442)
Net unrealized appreciation (depreciation) on securities and other investments	$(117,005)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(250,763)
Long-term	(19,679)
Total capital loss carryforward	$(270,442)

The tax character of distributions paid was as follows:

	July 31, 2024	July 31, 2023
Ordinary Income	$75,877	$79,236

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity GNMA Fund
Interest Rate Risk
Futures Contracts	15,075	(9,583)
Purchased Options	138	8
Written Options	-	239
Swaps	(3,892)	(1,561)
Total Interest Rate Risk	11,321	(10,897)
Totals	11,321	(10,897)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity GNMA Fund	4,002,802	4,067,392

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annual management fee rate was .29% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity GNMA Fund	.06%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity GNMA Fund	1	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity GNMA Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity GNMA Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 17, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 10.32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $81,175,961 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $75,877,331 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.930526.113
MOG-ANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024